UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax Managed International Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 21.8%
Capital Markets - 6.2%
3i Group PLC	2,041,993	$33,403,298
Credit Suisse Group AG	1,821,300	82,900,090
Deutsche Bank AG	912,700	78,788,554
ICAP PLC	3,296,167	35,306,277
Julius Baer Holding AG	1,443,713	96,819,669
Macquarie Group Ltd.	655,088	30,497,864
Man Group PLC	11,117,641	137,340,754

		495,056,506

Commercial Banks - 8.2%
Banco Santander Central Hispano SA	4,583,057	83,613,605
Barclays PLC	8,550,000	48,508,510
BNP Paribas SA	770,000	69,312,960
Canadian Imperial Bank of Commerce/Canada	257,000	14,139,158
Credit Agricole SA	3,114,893	63,233,546
HBOS PLC	11,399,770	62,412,018
Mitsubishi UFJ Financial Group, Inc.	5,077,600	44,872,996
National Australia Bank Ltd.	689,021	17,495,250
Royal Bank of Scotland Group PLC (London Virt-X)	13,679,841	58,237,295
Societe Generale	837,453	72,606,277
Standard Chartered PLC	2,875,851	81,443,054
Sumitomo Mitsui Financial Group, Inc.	6,479	48,723,385

		664,598,054

Consumer Finance - 0.5%
ORIX Corp.	280,060	40,112,122

Diversified Financial Services - 2.7%
Deutsche Boerse AG	508,389	57,468,299
Fortis (Euronext Amsterdam)	760,166	12,089,781
Fortis (Euronext Brussels)	3,118,666	49,538,185
ING Groep NV	3,157,863	99,844,105

		218,940,370

Insurance - 4.2%
Allianz SE	724,100	127,371,405
Aviva PLC	5,581,508	55,336,015
Fondiaria-Sai SpA (ordinary shares)	558,696	18,412,189
Fondiaria-Sai SpA (saving shares)	306,752	6,825,648

Muenchener Rueckversicherungs AG	370,000	64,895,639
Prudential PLC	1,692,200	17,849,012
QBE Insurance Group Ltd.	2,318,056	49,840,724

		340,530,632

		1,759,237,684

Materials - 20.7%
Chemicals - 6.6%
BASF SE	2,281,400	157,237,085
Bayer AG	1,283,995	108,032,988
Incitec Pivot Ltd.	376,499	66,666,598
Mitsubishi Chemical Holdings Corp.	5,673,000	33,033,908
Mitsui Chemicals, Inc.	5,848,000	28,878,632
Nova Chemicals Corp.	432,900	10,655,869
Potash Corp. of Saskatchewan	224,800	51,382,536
Syngenta AG	231,418	74,973,095

		530,860,711

Metals & Mining - 13.4%
Anglo American PLC	1,606,615	112,839,354
Antofagasta PLC	613,400	7,975,926
ArcelorMittal (Euronext Amsterdam)	567,200	55,776,999
ArcelorMittal (Euronext Paris)	484,807	47,644,243
Barrick Gold Corp.	400,900	18,324,947
BHP Billiton Ltd.	1,129,500	48,071,812
BHP Billiton PLC	2,569,968	98,558,999
Fortescue Metals Group Ltd. (a)	6,787,900	77,117,395
HudBay Minerals, Inc. (a)	313,400	4,355,083
Inmet Mining Corp.	183,500	12,179,347
JFE Holdings, Inc.	1,990,700	100,367,464
Kazakhmys PLC	1,122,136	35,381,019
Nippon Steel Corp.	6,656,000	36,073,068
Rio Tinto PLC	1,526,628	183,848,387
Voestalpine AG	589,100	48,209,062
Xstrata PLC	2,481,160	197,651,502

		1,084,374,607

Paper & Forest Products - 0.7%
Stora Enso Oyj-Class R	2,464,400	22,959,957
Svenska Cellulosa AB-Class B	2,601,000	36,597,831

		59,557,788

		1,674,793,106

Energy - 14.7%
Energy Equipment & Services - 1.6%
Saipem SpA	934,500	43,676,263
Technip SA	541,815	49,998,305
WorleyParsons Ltd.	998,786	36,189,439

		129,864,007

Oil, Gas & Consumable Fuels - 13.1%
BG Group PLC	5,719,320	148,631,541
BP PLC	4,008,900	46,465,793
EnCana Corp.	330,800	30,286,837
ENI SpA	2,550,940	94,768,107
Imperial Oil Ltd.	468,800	25,819,170
Nexen, Inc.	577,300	23,019,533
Nippon Mining Holdings, Inc.	3,496,000	21,949,984
Petro-Canada	766,800	42,945,913
Repsol YPF SA	1,282,600	50,334,783
Royal Dutch Shell PLC-Class B	387,899	15,532,792
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,966,139	80,595,482
Royal Dutch Shell PLC (London Virt-X)-Class A	2,893,316	118,315,999
StatoilHydro ASA	4,585,750	171,093,082
Total SA	2,208,843	188,013,016

		1,057,772,032

		1,187,636,039

Industrials - 8.8%
Aerospace & Defense - 0.9%
BAE Systems PLC	8,158,220	71,607,659

Airlines - 1.1%
Air France-KLM	911,549	21,742,953
Deutsche Lufthansa AG	2,125,000	45,784,776
Qantas Airways Ltd.	7,842,700	22,854,429

		90,382,158

Electrical Equipment - 1.7%
ABB Ltd.	4,757,910	134,676,649

Machinery - 0.5%
Atlas Copco AB-Class A	2,596,400	37,973,272

Marine - 1.0%
Mitsui OSK Lines Ltd.	3,329,000	47,478,045
Nippon Yusen KK	3,912,000	37,679,615

		85,157,660

Trading Companies & Distributors - 3.4%
Mitsubishi Corp.	3,223,800	106,226,449
Mitsui & Co. Ltd.	7,858,000	173,434,459

		279,660,908

Transportation Infrastructure - 0.2%
Macquarie Infrastructure Group	6,434,300	14,316,409

		713,774,715

Consumer Staples - 6.5%
Food & Staples Retailing - 1.7%
Koninklijke Ahold NV	4,791,080	64,227,215
Tesco PLC	10,353,026	75,725,673

		139,952,888

Food Products - 2.9%
Associated British Foods PLC	2,377,200	35,807,665
Nestle SA	3,409,280	154,252,774
Unilever PLC	1,453,943	41,309,521

		231,369,960

Household Products - 1.0%
Reckitt Benckiser PLC	1,651,087	83,393,676

Tobacco - 0.9%
British American Tobacco PLC	2,008,481	69,280,665

		523,997,189

Utilities - 5.8%
Electric Utilities - 3.3%
E.ON AG	990,070	199,542,630
The Tokyo Electric Power Co. Inc	2,625,000	67,589,511

		267,132,141

Independent Power Producers & Energy Traders - 1.1%
Iberdrola Renovables SA (a)	2,821,175	21,734,825
International Power PLC	7,845,437	67,209,873

		88,944,698

Multi-Utilities - 1.4%
Atco Ltd.	208,500	10,646,852
RWE AG	170,590	21,537,978
Suez SA	1,214,752	82,344,890

		114,529,720

		470,606,559

Telecommunication Services - 5.7%
Diversified Telecommunication Services - 3.5%
BCE, Inc.	141,800	4,943,601
Deutsche Telekom AG-Class W	1,162,800	19,058,531
France Telecom SA	1,087,800	31,901,920
Nippon Telegraph & Telephone Corp.	5,236	25,835,853
Telecom Corp. Of New Zealand	8,989,700	24,030,242
Telecom Italia SpA (ordinary shares)	11,849,900	23,700,882
Telecom Italia SpA (savings shares)	6,750,400	10,897,652
Telefonica SA	4,969,034	131,499,171
TELUS Corp.-Class G	265,700	10,810,918

		282,678,770

Wireless Telecommunication Services - 2.2%
Vodafone Group PLC	60,907,282	179,452,929

		462,131,699

Consumer Discretionary - 5.7%
Auto Components - 0.6%
Compagnie Generale des Etablissements Michelin-Class B	679,500	48,588,268

Automobiles - 2.9%
Nissan Motor Co. Ltd.	11,391,900	94,615,192
Porsche Automobil Holding SE	125,950	19,393,605

Renault SA	858,500	69,870,267
Toyota Motor Corp.	1,090,600	51,480,661

		235,359,725

Household Durables - 0.9%
Electrolux AB Series B	373,400	4,744,705
Persimmon PLC	1,433,000	8,969,221
Sharp Corp.	2,987,000	48,691,892
Taylor Wimpey PLC	5,036,868	6,170,220

		68,576,038

Media - 0.9%
Lagardere SCA	607,300	34,354,020
SES SA (FDR)	1,501,035	37,917,579

		72,271,599

Specialty Retail - 0.4%
Esprit Holdings Ltd.	3,300,700	34,368,550

		459,164,180

Information Technology - 5.0%
Communications Equipment - 1.6%
Nokia OYJ	3,029,889	74,059,200
Research In Motion Ltd. (a)	503,000	58,800,700

		132,859,900

Computers & Peripherals - 1.8%
Fujitsu Ltd.	8,970,000	66,609,533
Toshiba Corp.	11,030,000	81,374,223

		147,983,756

Software - 1.6%
Nintendo Co. Ltd.	220,700	125,153,028

		405,996,684

Health Care - 3.9%
Biotechnology - 0.6%
CSL Ltd./Australia	1,568,397	53,687,655

Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	349,400	56,878,826
Essilor International SA	513,254	31,308,067

		88,186,893

Health Care Providers & Services - 0.3%
Celesio AG	652,300	23,560,056

Pharmaceuticals - 1.9%
GlaxoSmithKline PLC	1,568,800	34,679,771
Novartis AG	749,000	41,219,090
Novo Nordisk A/S-Class B	464,000	30,545,335
Sanofi-Aventis SA	706,698	46,959,254

		153,403,450

		318,838,054

Total Common Stocks (cost $7,697,293,706)		7,976,175,909

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Barclays PLC (a)	1,832,142	346,688
HBOS PLC (a)	4,559,908	976,385

Total Rights (cost $0)		1,323,073

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
State Street Bank & Trust Co. due 7/01/2008 in the amount of $60,955,270 (collateralized by $62,335,000 FHLB FNMA, 2.13% to 5.057% due 10/16/2009 to 12/08/2028, value $62,177,894) (cost $60,954,000)	$60,954	60,954,000

Total Investments - 99.4% (cost $7,758,247,706)		8,038,452,982
Other assets less liabilities - 0.6%		52,313,197

Net Assets - 100.0%		$8,090,766,179

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	745	September 2008	$42,145,211	$39,646,252	$(2,498,959)

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FDR	-	Fiduciary Depositary Receipt
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association

Country Breakdown *

Sanford C. Bernstein Fund, Inc.

Tax Managed International Portfolio

June 30, 2008 (unaudited)

Summary

25.5%	United Kingdom
15.9%	Japan
11.5%	Germany
10.1%	France
8.0%	Switzerland
5.9%	Netherlands
5.2%	Australia
4.0%	Canada
3.6%	Spain
2.5%	Italy
2.1%	Norway
1.2%	Finland
1.0%	Sweden
2.8%	Other
0.7%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.0% or less in the following countries: Austria, Belgium, Denmark, Hong Kong, Luxembourg, New Zealand.

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Financials - 21.5%
Capital Markets - 6.4%
3i Group PLC	917,812	$15,013,738
Credit Suisse Group AG	868,517	39,532,278
Deutsche Bank AG (a)	507,900	43,844,315
ICAP PLC	1,708,608	18,301,436
Julius Baer Holding AG	680,078	45,608,044
Macquarie Group Ltd. (a)	309,531	14,410,330
Man Group PLC	5,263,051	65,016,616

		241,726,757

Commercial Banks - 8.3%
Banco Santander Central Hispano SA	2,533,102	46,214,086
Barclays PLC	3,589,900	20,367,333
BNP Paribas SA (a)	467,870	42,116,175
Canadian Imperial Bank of Commerce/Canada	113,120	6,223,448
Credit Agricole SA (a)	1,902,016	38,611,669
HBOS PLC	5,312,380	29,084,478
National Australia Bank Ltd.	329,321	8,361,942
Royal Bank of Scotland Group PLC (London Virt-X)	7,133,333	30,367,752
Societe Generale	371,566	32,214,374
Standard Chartered PLC	1,331,685	37,712,834
Sumitomo Mitsui Financial Group, Inc.	3,010	22,635,806

		313,909,897

Consumer Finance - 0.5%
ORIX Corp.	130,700	18,719,754

Diversified Financial Services - 2.4%
Deutsche Boerse AG	148,805	16,820,919
Fortis (Euronext Amsterdam)	361,686	5,752,302
Fortis (Euronext Brussels)	1,449,278	23,020,933
ING Groep NV (a)	1,455,900	46,032,090

		91,626,244

Insurance - 3.9%
Allianz SE	278,400	48,971,412
Aviva PLC	2,632,488	26,098,933
Fondiaria-Sai SpA (ordinary shares) (a)	337,800	11,132,418
Fondiaria-Sai SpA (saving shares)	55,400	1,232,725
Muenchener Rueckversicherungs AG	161,500	28,326,069
Prudential PLC	1,215,553	12,821,427

QBE Insurance Group Ltd.	822,537	17,685,440

		146,268,424

		812,251,076

Materials - 20.1%
Chemicals - 6.2%
BASF SE	1,064,600	73,373,630
Bayer AG	476,357	40,079,806
Incitec Pivot Ltd.	154,300	27,321,868
Mitsubishi Chemical Holdings Corp.	3,930,500	22,887,322
Mitsui Chemicals, Inc.	1,806,000	8,918,401
Nova Chemicals Corp.	202,000	4,972,247
Potash Corp. of Saskatchewan	111,792	25,552,297
Syngenta AG	96,152	31,150,615

		234,256,186

Metals & Mining - 13.2%
Anglo American PLC	701,109	49,241,845
Antofagasta PLC	443,200	5,762,847
ArcelorMittal (Euronext Paris)	526,137	51,705,935
Barrick Gold Corp.	187,200	8,556,823
BHP Billiton Ltd.	456,400	19,424,502
BHP Billiton PLC	1,201,676	46,084,614
Fortescue Metals Group Ltd. (b)	2,840,413	32,269,958
HudBay Minerals, Inc. (b)	144,900	2,013,566
Inmet Mining Corp.	85,700	5,688,120
JFE Holdings, Inc.	869,900	43,858,772
Kazakhmys PLC	601,400	18,962,180
Nippon Steel Corp.	3,878,000	21,017,331
Rio Tinto PLC	719,857	86,690,764
Voestalpine AG	216,200	17,692,750
Xstrata PLC	1,119,161	89,153,401

		498,123,408

Paper & Forest Products - 0.7%
Stora Enso Oyj-Class R	1,151,600	10,729,056
Svenska Cellulosa AB-Class B	1,209,300	17,015,670

		27,744,726

		760,124,320

Energy - 14.1%
Energy Equipment & Services - 1.6%
Saipem SpA	431,925	20,187,126
Technip SA	249,418	23,016,117
WorleyParsons Ltd.	468,887	16,989,383

		60,192,626

Oil, Gas & Consumable Fuels - 12.5%
BG Group PLC	2,659,733	69,120,143
BP PLC	1,867,900	21,650,192
EnCana Corp.	154,300	14,127,143

ENI SpA	1,176,300	43,699,861
Imperial Oil Ltd.	217,900	12,000,847
Nippon Mining Holdings, Inc.	1,680,000	10,548,047
Petro-Canada	355,400	19,904,770
Repsol YPF SA (a)	479,200	18,805,885
Royal Dutch Shell PLC-Class B (a)	728,096	29,155,434
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	974,624	39,951,545
Royal Dutch Shell PLC (London Virt-X)-Class A (a)	898,369	36,736,888
StatoilHydro ASA (a)	2,081,621	77,664,712
Total SA (a)	938,742	79,904,147

		473,269,614

		533,462,240

Industrials - 9.2%
Aerospace & Defense - 1.0%
BAE Systems PLC	4,290,281	37,657,354

Airlines - 1.1%
Air France-KLM	415,900	9,920,360
Deutsche Lufthansa AG	980,000	21,114,861
Qantas Airways Ltd.	3,655,600	10,652,792

		41,688,013

Electrical Equipment - 1.7%
ABB Ltd.	2,230,203	63,127,774

Machinery - 0.8%
Atlas Copco AB-Class A	1,219,546	17,836,293
Volvo AB-Class B	950,300	11,571,855

		29,408,148

Marine - 1.0%
Mitsui OSK Lines Ltd.	1,472,000	20,993,596
Nippon Yusen KK	1,824,000	17,568,410

		38,562,006

Trading Companies & Distributors - 3.5%
Mitsubishi Corp.	1,510,300	49,765,434
Mitsui & Co. Ltd.	3,754,000	82,854,793

		132,620,227

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Group	2,810,800	6,254,070

		349,317,592

Consumer Staples - 6.8%
Food & Staples Retailing - 1.9%
Koninklijke Ahold NV	2,494,400	33,438,883
Tesco PLC	5,343,357	39,083,192

		72,522,075

Food Products - 2.8%
Associated British Foods PLC	1,222,800	18,418,985
Nestle SA	1,402,230	63,443,856

Unilever PLC	808,524	22,971,836

		104,834,677

Household Products - 1.1%
Reckitt Benckiser PLC	810,705	40,947,370

Tobacco - 1.0%
British American Tobacco PLC	1,100,659	37,966,198

		256,270,320

Utilities - 5.6%
Electric Utilities - 3.4%
E.ON AG	463,109	93,336,823
The Tokyo Electric Power Co. Inc	1,340,900	34,526,009

		127,862,832

Independent Power Producers & Energy Traders - 1.1%
Iberdrola Renovables SA (b)	1,341,031	10,331,537
International Power PLC	3,670,124	31,441,024

		41,772,561

Multi-Utilities - 1.1%
Atco Ltd.	97,200	4,963,424
RWE AG	79,250	10,005,773
Suez SA	424,665	28,786,940

		43,756,137

		213,391,530

Telecommunication Services - 5.6%
Diversified Telecommunication Services - 3.1%
BCE, Inc.	65,900	2,297,485
Deutsche Telekom AG-Class W	543,500	8,908,077
France Telecom SA (a)	572,800	16,798,511
Nippon Telegraph & Telephone Corp.	3,824	18,868,659
Telecom Italia SpA (ordinary shares)	5,747,500	11,495,525
Telecom Italia SpA (savings shares)	3,428,300	5,534,549
Telefonica SA	1,795,699	47,520,892
TELUS Corp.-Class G	124,100	5,049,435

		116,473,133

Wireless Telecommunication Services - 2.5%
Vodafone Group PLC	31,777,535	93,627,092

		210,100,225

Consumer Discretionary - 5.5%
Auto Components - 0.6%
Compagnie Generale des Etablissements Michelin-Class B	312,100	22,316,996

Automobiles - 2.8%
Nissan Motor Co. Ltd.	5,157,100	42,832,188
Porsche Automobil Holding SE	69,801	10,747,861
Renault SA	450,200	36,640,179
Toyota Motor Corp.	305,000	14,397,214

		104,617,442

Household Durables - 0.7%
Electrolux AB Series B	174,700	2,219,871
Sharp Corp.	1,390,000	22,658,765
Taylor Wimpey PLC	2,315,011	2,835,914

		27,714,550

Media - 1.0%
Lagardere SCA	286,200	16,189,891
SES SA (FDR)	704,212	17,789,068
Seven Network Ltd.	618,300	4,469,876

		38,448,835

Specialty Retail - 0.4%
Esprit Holdings Ltd.	1,555,800	16,199,773

		209,297,596

Health Care - 5.1%
Biotechnology - 0.6%
CSL Ltd./Australia	702,693	24,053,820

Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	156,900	25,541,751
Essilor International SA	235,293	14,352,677

		39,894,428

Health Care Providers & Services - 0.5%
Celesio AG	304,400	10,994,452
Fresenius Medical Care AG	177,478	9,778,496

		20,772,948

Pharmaceuticals - 2.9%
GlaxoSmithKline PLC	843,500	18,646,346
Novartis AG	746,521	41,082,665
Novo Nordisk A/S-Class B	359,321	23,654,268
Sanofi-Aventis SA	390,379	25,940,227

		109,323,506

		194,044,702

Information Technology - 4.7%
Communications Equipment - 1.1%
Nokia OYJ	830,100	20,290,031
Research In Motion Ltd. (b)	194,000	22,678,600

		42,968,631

Computers & Peripherals - 2.0%
Fujitsu Ltd.	6,418,000	47,658,861
Toshiba Corp.	3,679,000	27,141,955

		74,800,816

Software - 1.6%
Nintendo Co. Ltd.	102,800	58,295,112

		176,064,559

Total Common Stocks (cost $3,512,032,206)		3,714,324,160

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Barclays PLC (b)	769,264	145,565
HBOS PLC (b)	2,124,952	455,003

Total Rights (cost $0)		600,568

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
State Street Bank & Trust Co. due 7/01/2008 in the amount of $32,574,679 (collateralized by $33,230,000 FHLB, 2.13%, due 10/16/09, value $33,230,000) (cost $32,574,000)	$32,574	32,574,000

Total Investments Before Security Lending Collateral - 99.1% (cost $3,544,606,206)		3,747,498,728

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%
Short Terms - 4.1%
ABN AMRO, 1.50%, 6/30/08 due 7/1/08 in the amount of $28,001,167 (collateralized by $28,175,000 U.S. Treasury Note, 4.375%, due 11/15/08, value $28,566,809)	28,000	28,000,000
Deutsche Bank 2.50%, 7/01/08	16,047	16,047,000
Deutsche Bank, 1.74%, 6/30/08 due 7/1/08 in the amount of $28,001,353 (collateralized by $24,672,000 U.S. Treasury Inflation Index, 2.625%, due 7/15/17, value $28,581,879)	28,000	28,000,000
Merrill Lynch, 1.35%, 6/30/08 due 7/1/08 in the amount of $28,001,050 (collateralized by $28,849,000 U.S. Treasury Bill, 0.00%, due 12/18/08, value $28,558,491)	28,000	28,000,000
Morgan Stanley, 1.70%, 6/30/08 due 7/1/08 in the amount of $28,001,322 (collateralized by $20,475,000 U.S. Treasury Inflation Index, 4.25%, due 1/15/10, value $28,548,670)	28,000	28,000,000

RBS Greenwich, 1.80%, 6/30/08 due 7/1/08 in the amount of $28,001,400 (collateralized by $27,018,000 U.S. Treasury Bond, 12.00%, due 8/15/13, value $28,533,309)	28,000	28,000,000

Total Investment of Cash Collateral for Securities Loaned (cost $156,047,000)		156,047,000

Total Investments - 103.2% (cost $3,700,653,206)		3,903,545,728
Other assets less liabilities - (3.2)%		(120,622,794)

Net Assets - 100.0%		$3,782,922,934

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	117	September 2008	$13,679,065	$13,162,459	$(516,606)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

FDR	-	Fiduciary Depositary Receipt
FHLB	-	Federal Home Loan Bank

Country Breakdown *

Sanford C. Bernstein Fund, Inc.

International Portfolio

June 30, 2008 (unaudited)

Summary

27.1%	United Kingdom
15.6%	Japan
11.1%	Germany
10.3%	France
8.3%	Switzerland
5.7%	Netherlands
4.8%	Australia
3.6%	Canada
3.3%	Spain
2.5%	Italy
2.1%	Norway
1.3%	Sweden
0.8%	Finland
2.6%	Other
0.9%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. ‘Other’ country weightings represents 0.8% or less in the following countries: Austria, Belgium, Denmark, Hong Kong, Luxembourg.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.9%
Materials - 21.2%
Chemicals - 3.2%
Honam Petrochemical Corp.	184,200	$13,115,029
Hyosung Corp.	39,100	2,777,066
Israel Chemicals Ltd.	1,114,868	25,943,216
LG Chem Ltd.	159,240	15,204,684
PTT Chemical PCL	6,276,293	19,710,207
Taiwan Fertilizer Co. Ltd.	3,335,000	12,502,969

		89,253,171

Construction Materials - 0.4%
Cemex SAB de CV	4,463,552	11,049,489

Metals & Mining - 17.4%
Aneka Tambang	48,537,500	16,751,684
Anglo American PLC	174,826	12,177,334
Antofagasta PLC	744,800	9,684,496
ArcelorMittal South Africa Ltd.	698,900	19,825,096
BHP Billiton PLC	270,317	10,291,870
Cherepovets Severstal (GDR) (a)	163,574	4,236,567
China Steel Corp.	13,827,945	21,316,392
Cia de Minas Buenaventura SA (ADR)	93,800	6,131,706
Cia Vale do Rio Doce (Sponsored) (ADR)	3,689,300	110,088,712
Evraz Group SA (sponsored) (GDR) (a)	109,257	12,728,440
Exxaro Resources Ltd.	571,535	10,500,574
Gerdau SA (Sponsored) (ADR)	1,690,550	40,590,105
Hyundai Steel Co.	242,480	18,229,639
Impala Platinum Holdings Ltd.	445,573	17,510,749
Intl Nickel Indonesia	10,797,500	7,099,014
Jiangxi Copper Co. Ltd.-Class H	4,888,000	9,628,510
KGHM Polska Miedz SA	253,000	11,841,262
Magnitogorsk Iron & Steel Works (London) (GDR) (a)	680,500	11,827,090
Magnitogorsk Iron & Steel Works (US) (GDR) (a)	458,500	7,968,730
Mechel (ADR)	43,200	2,140,128
MMC Norilsk Nickel (ADR)	2,074,148	52,475,944
Severstal (GDR) (a)	269,681	6,984,738
Southern Copper Corp.	186,400	19,875,832
Timah Tbk PT (b)	1,319,000	5,365,237
Usinas Siderurgicas de Minas Gerais SA	315,525	14,899,409

Vedanta Resources PLC	475,602	20,539,381
Vimetco NV (GDR) (a)(b)	623,517	5,350,058

		486,058,697

Paper & Forest Products - 0.2%
Votorantim Celulose e Papel, SA ADR (ADR)	192,400	5,139,004

		591,500,361

Energy - 16.9%
Energy Equipment & Services - 1.1%
Tenaris SA (Sponsored) (ADR)	411,410	30,650,045

Oil, Gas & Consumable Fuels - 15.8%
Bumi Resources Tbk PT	7,735,500	6,903,581
Cairn India Ltd. (b)	2,357,231	15,044,523
Chennai Petroleum Corp. Ltd.	382,372	2,349,635
China Petroleum & Chemical Corp.-Class H	40,295,000	37,664,509
CNOOC Ltd.	19,430,000	33,728,748
Gazprom OAO (US OTC) (Sponsored) (ADR) (a)	1,083,676	62,853,208
Gazprom OAO (London Vertex)(Sponsored) (ADR)	268,409	15,505,669
The Great Eastern Shipping Co. Ltd.	979,790	8,586,503
GS Holdings Corp.	133,400	5,094,458
LUKOIL (London) (Sponsored) (ADR)	109,900	10,793,153
LUKOIL (Sponsored) (ADR)	709,251	69,932,149
PetroChina Co. Ltd.-Class H	7,004,000	9,054,326
Petroleo Brasileiro SA (Sponsored) (ADR)	1,116,360	64,693,062
PTT Aromatics & Refining PCL	8,627,219	5,934,680
PTT PCL	2,807,800	25,361,316
Reliance Industries Ltd.	334,292	16,202,330
Sasol Ltd.	400,226	23,559,205
Tatneft (GDR)	50,300	7,582,725
Thai Oil PCL	3,820,700	5,942,168
Tupras-turkiye Petrol Rafinerileri A.S.	568,050	13,111,471

		439,897,419

		470,547,464

Financials - 14.8%
Capital Markets - 0.2%
Investcorp Bank BSC (GDR) (a)	1,627	41,488
Investcorp Bank BSC	200,900	5,122,950

		5,164,438

Commercial Banks - 11.3%
ABSA Group Ltd.	618,465	6,456,877
Andhra Bank	2,222,000	2,805,316
Banco do Brasil SA	1,303,800	21,267,775
Banco Santander Chile SA (ADR)	89,241	3,838,255
Bangkok Bank PCL	1,716,200	6,167,356
Bank Hapoalim BM	5,807,300	25,600,187
Bank Leumi Le-Israel	2,984,500	14,871,303
Canara Bank	2,926,000	12,163,530

China Construction Bank Corp.-Class H	11,501,000	9,280,394
Hana Financial Group, Inc.	224,800	8,650,237
Industrial & Commercial Bank of China Ltd.-Class H	31,956,000	21,849,150
Industrial Bank of Korea	1,301,300	19,841,435
Investimentos Itau SA	5,957,090	37,791,532
Kookmin Bank	438,100	25,748,196
Oriental Bank Of Commerce	765,000	2,308,016
Powszechna Kasa Oszczednosci Bank Polski SA	403,364	8,667,978
Punjab National Bank Ltd.	741,000	6,420,343
Shinhan Financial Group Co. Ltd.	605,246	27,261,030
Siam Commercial Bank PCL	5,052,100	11,710,416
Standard Bank Group Ltd.	2,181,972	21,178,035
State Bank of India Ltd. (GDR) (a)	25,450	1,367,953
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	78,900	10,014,777
Woori Finance Holdings Co. Ltd.	671,460	10,681,861

		315,941,952

Diversified Financial Services - 0.5%
Yuanta Financial Holding Co. Ltd.	18,426,000	12,879,875

Insurance - 1.6%
Cathay Financial Holding Co. Ltd.	6,903,053	14,995,958
LIG Non-Life Insurance Co. Ltd.	322,110	7,687,384
Sanlam Ltd.	10,745,013	22,721,181

		45,404,523

Real Estate - 0.2%
BR Malls Participacoes SA (b)	375,900	3,634,489
Phoenix Mills Ltd.	876,210	3,167,837

		6,802,326

Real Estate Investment Trusts (REITs) - 0.1%
Sinpas Gayrimenkul Yatirim (b)	344,597	1,245,172

Real Estate Management & Development - 0.3%
Citigroup Global Markets Holdings, Inc. (b)	2,980,627	8,783,908

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp.	357,724	16,119,871

		412,342,065

Information Technology - 11.0%
Communications Equipment - 0.5%
AAC Acoustic Technology Holdings, Inc. (b)	8,743,000	7,329,873
BYD Electronic International Co. Ltd.	6,704,500	3,980,330
ZTE Corp.-Class H	232,200	1,117,381

		12,427,584

Computers & Peripherals - 2.3%
Asustek Computer, Inc.	3,243,000	8,808,599
CMC Magnetics Corp. (b)	26,933,000	7,598,280
Compal Electronics, Inc.	12,849,946	13,864,569

High Tech Computer Corp.	919,000	20,539,574

Quanta Computer, Inc.	742,210	1,146,566
Ritek Corp. (b)	12,760,000	2,286,583
Wistron Corp.	5,153,233	7,355,401
Wistron Corp. (GDR) (a)	189,934	2,715,752

		64,315,324

Electronic Equipment & Instruments - 1.2%
AU Optronics Corp.	7,907,523	12,505,538
AU Optronics Corp. (Sponsored) (ADR)	514,911	8,156,190
DataTec Ltd.	1,265,000	4,160,395
HON HAI Precision Industry Co. Ltd.	800,800	3,938,007
Kinsus Interconnect Technology Corp.	2,155,000	4,748,722

		33,508,852

IT Services - 0.1%
Infosys Technologies Ltd.	100,036	4,035,121

Semiconductors & Semiconductor Equipment - 6.9%
Hynix Semiconductor, Inc. (b)	1,146,400	27,353,566
Powerchip Semiconductor Corp.	48,191,570	13,678,828
Samsung Electronics Co., Ltd.	130,685	78,076,183
Siliconware Precision Industries Co.	7,540,331	11,095,341
Taiwan Semiconductor Manufacturing Co. Ltd.	17,711,000	37,633,348
United Microelectronics Corp.	48,215,403	25,484,264

		193,321,530

		307,608,411

Telecommunication Services - 8.4%
Diversified Telecommunication Services - 3.8%
Carso Global Telecom SA de CV (b)	738,200	4,045,637
China Netcom Group Corp. Ltd.	7,789,700	21,186,307
China Telecom Corp. Ltd.-Class H	17,616,000	9,580,325
Global Village Telecom Holding SA (b)	428,800	10,431,788
Tele Norte Leste Participacoes SA (ADR)	395,700	9,856,887
Telefonos de Mexico SA de CV	4,797,300	5,693,628
Telefonos de Mexico SA de CV (ADR)	514,100	12,173,888
Telekomunikasi Indonesia Tbk PT	1,123,500	897,279
Telemar Norte Leste SA	132,900	7,295,365
Telmex Internacional SAB de CV-Class L (b)	4,797,300	3,888,785
Telmex Internacional SAB de CV (ADR) (b)	514,100	8,277,010
Vimpel-Communications (Sponsored) (ADR)	374,900	11,127,032

		104,453,931

Wireless Telecommunication Services - 4.6%
America Movil SAB de CV Series L (ADR)	540,300	28,500,825
Bharti Airtel Ltd. (b)	485,278	8,156,125
Cellcom Israel Ltd. (NYSE Euronext)	126,000	4,310,460
Cellcom Israel Ltd. (Tel Aviv)	110,000	3,750,829
China Mobile Ltd.	1,234,500	16,570,497
Mobile Telesystems OJSC (ADR)	179,400	13,743,834

MTN Group Ltd.	1,241,746	19,655,586
Partner Communications Co.	917,960	21,879,811
Philippine Long Distance Telephone Co. (ADR)	73,400	3,921,028
Philippine Long Distance Telephone Co.	73,500	3,929,546
Turkcell Iletisim Hizmet AS (ADR)	88,600	1,289,130
Turkcell Iletisim Hizmet AS	434,073	2,514,527

		128,222,198

		232,676,129

Industrials - 5.2%
Airlines - 0.1%
Thai Airways International PCL	2,454,800	1,549,164

Construction & Engineering - 1.1%
China Communications Construction Co. Ltd.-Class H	7,521,000	12,893,727
Empresas ICA SAB de CV (b)	796,700	4,988,886
Empresas ICA SAB de CV (ADR) (b)	115,600	2,871,504
Orascom Construction Industries (London) (GDR) (a)	25,198	3,448,153
Orascom Construction Industries (NYSE) (GDR) (a)	26,787	3,669,819

		27,872,089

Electrical Equipment - 0.4%
Harbin Power Equipment Co. Ltd.-Class H	5,022,000	7,303,260
Walsin Lihwa Corp.	14,068,000	5,064,506

		12,367,766

Industrial Conglomerates - 2.2%
Alfa SA de CV-Class A	2,362,000	16,890,896
Barloworld Ltd.	382,773	3,899,951
Bidvest Group Ltd.	735,760	9,213,632
Murray & Roberts Holdings Ltd.	1,659,732	18,362,123
Sime Darby Bhd	5,018,600	14,228,291

		62,594,893

Marine - 1.2%
China Shipping Development Co. Ltd.-Class H	5,422,000	16,336,254
Precious Shipping PCL	1,896,000	1,253,226
Regional Container Lines PCL	5,141,900	2,737,425
Sinotrans Shipping Ltd. (b)	20,599,000	10,552,080
Thoresen Thai Agencies PCL	2,743,100	3,363,754

		34,242,739

Road & Rail - 0.1%
Localiza Rent A CAR	345,200	3,811,390

Trading Companies & Distributors - 0.0%
Eqstra Holdings Ltd. (b)	422,400	677,027

Transportation Infrastructure - 0.1%

Novorossiysk Commercial Sea Port (GDR) (a)	172,206	2,577,924

		145,692,992

Consumer Discretionary - 4.7%
Auto Components - 0.5%
Hyundai Mobis	180,260	14,591,401

Automobiles - 1.5%
Ford Otomotiv Sanayi AS	625,261	4,470,246
Great Wall Motor Co. Ltd.-Class H	7,231,000	4,795,648
Hyundai Motor Co.	450,076	30,504,153
Hyundai Motor Co. (Preference)	75,740	2,069,516

		41,839,563

Distributors - 0.3%
Central European Distribution Corp. (b)	68,576	5,084,911
Imperial Holdings Ltd. (b)	422,400	2,836,584

		7,921,495

Household Durables - 1.3%
Gafisa SA (ADR)	214,400	7,368,928
LG Electronics, Inc.	206,240	23,322,148
Urbi Desarrollos Urbanos SA de C.V. (b)	1,728,300	5,974,333

		36,665,409

Media - 0.0%
Megacable Holdings SAB de CV (b)	585,900	1,703,769

Multiline Retail - 0.7%
Lojas Renner SA	455,100	9,050,332
Lotte Shopping Co. Ltd.	33,142	9,872,067

		18,922,399

Textiles Apparel & Luxury Goods - 0.4%
Pacific Textile Holdings Ltd.	5,630,000	1,024,649
POU Chen Corp.	6,868,797	5,984,449
Weiqiao Textile Co.-Class H	3,936,100	3,070,654

		10,079,752

		131,723,788

Consumer Staples - 3.9%
Beverages - 0.7%
Cia de Bebidas das Americas (ADR)	86,297	5,466,915
Compania Cervecerias Unidas SA	173,000	1,019,421
Compania Cervecerias Unidas SA (ADR)	27,500	801,900
Fomento Economico Mexicano SAB de CV (sponsored) (ADR)	233,227	10,614,161

		17,902,397

Food & Staples Retailing - 0.4%
Centros Comerciales Sudamericanos SA	1,157,303	3,467,553
Wal-Mart de Mexico SAB de CV Series V	488,437	1,936,111
X 5 Retail Group NV (GDR) (a)(b)	194,163	6,508,607

		11,912,271

Food Products - 1.5%

China Yurun Food Group Ltd.	19,956,000	32,828,236
Marfrig Friforificos E Comer	495,000	6,407,117
Multiexport Foods SA	1,750,016	533,618
Universal Robina Corp.	10,337,000	2,413,476

		42,182,447

Household Products - 0.1%
Hypermarcas SA (b)	245,200	2,952,006

Tobacco - 1.2%
ITC Ltd.	1,963,501	8,481,982
KT&G Corp.	298,382	25,686,630

		34,168,612

		109,117,733

Utilities - 2.5%
Electric Utilities - 1.5%
CEZ	232,929	20,671,467
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA-Class B	481,960	11,250,043
Enersis SA (ADR)	606,000	9,441,480

		41,362,990

Independent Power Producers & Energy Traders - 0.1%
Glow Energy PCL	4,053,900	3,576,792

Water Utilities - 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo	785,600	20,092,072
Cia de Saneamento de Minas Gerais-COPASA	247,800	4,586,255

		24,678,327

		69,618,109

Health Care - 2.3%
Health Care Equipment & Supplies - 0.4%
China Medical Technologies, Inc. (ADR)	205,900	10,171,460

Health Care Providers & Services - 0.2%
Network Healthcare Holdings Ltd.	6,699,581	6,274,515

Pharmaceuticals - 1.7%
Pharmstandard (GDR) (a)(b)	215,471	5,936,226
Ranbaxy Laboratories Ltd.	1,271,925	15,448,982
Sincere Pharmaceutical Group (ADR) (b)	596,700	7,518,420
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	404,900	18,544,421

		47,448,049

		63,894,024

Total Common Stocks (cost $2,121,209,591)		2,534,721,076

NON-CONVERTIBLE - PREFERRED STOCKS - 5.8%
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Petroleo Brasileiro SA	2,508,000	72,294,105

Materials - 1.9%
Metals & Mining - 1.9%
Usinas Siderurgicas de Minas Gerais SA-Class A	1,098,300	54,123,698

Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Samsung Electronics Co., Ltd.	60,530	26,090,988

Utilities - 0.4%
Electric Utilities - 0.4%
Cia Paranaense de Energia	478,400	9,728,551

Total Non-Convertible - Preferred Stocks (cost $64,403,788)		162,237,342

WARRANTS - 0.8%
Financials - 0.8%
Commercial Banks - 0.8%
Sberbank, expiring 2/23/10 (b) (cost $25,028,700)	6,494	20,479,998

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
State Street Bank & Trust Co. due 7/01/2008 in the amount of $65,085,356 (collateralized by $66,390,000 FHLB 2.13%, due 10/16/09, value $66,390,000) (cost $65,084,000)	$65,084	65,084,000

Total Investments - 99.8% (cost $2,275,726,079)		2,782,522,416
Other assets less liabilities - 0.2%		5,285,087

Net Assets - 100.0%		$2,787,807,503

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $138,214,753 or 5.0% of net assets.
(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
GDR	-	Global Depositary Receipt

Country Breakdown *

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2008 (unaudited)

Summary

19.5%	Brazil
14.1%	South Korea
11.5%	Russia
9.1%	Taiwan
7.3%	China
6.7%	South Africa
4.4%	India
4.3%	Mexico
4.1%	Israel
3.1%	Thailand
3.1%	Hong Kong
1.9%	United Kingdom
1.3%	Indonesia
7.3%	Other
2.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of June 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.3% or less in the following countries: Argentina, Bahrain, Chile, Czech Republic, Egypt, Malaysia, Netherlands, Peru, Philippines, Poland, Portugal, Turkey, United Arab Emirates, United States.

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal

Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.2%
Long-Term Municipal Bonds - 97.8%
Alabama - 4.4%
Alabama Pub Sch & Coll Auth
FGIC
5.75%, 8/01/10	$8,435	$8,842,157
Jefferson Cnty, Swr (Prerefunded)
FGIC Series A
5.75%, 2/01/38	2,795	2,870,493

		11,712,650

Arizona - 2.4%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
2.55%, 2/01/42 (a)	955	914,212
Nogales
3.75%, 10/01/46 (b)	1,000	1,007,470
Scottsdale IDA (Scottsdale Hlthcare)
FSA Series 2006
3.75%, 9/01/45 (b)+	4,625	4,625,000

		6,546,682

California - 4.1%
California St Econ Rec
Series B
5.00%, 7/01/23 (b)	9,300	9,733,101
California St
5.00%, 7/01/23 (b)	1,000	1,052,180
Murrieta CFD (Spl Tax)
3.20%, 9/01/08	100	99,996

		10,885,277

Colorado - 2.7%
Colorado Hsg & Fin Auth
7.25%, 5/01/27	156	159,590
Denver Conv Ctr Proj
FSA Series A
5.00%, 9/01/10	2,890	3,021,090
Denver Hlth & Hosp Auth
5.00%, 12/01/08 - 12/01/10	1,485	1,502,970
E-470 Pub Hwy Auth
MBIA
Zero Coupon, 9/01/08	2,465	2,451,368
Todd Creek Farms Metro Dist No. 1 (Wtr Rev & Impr)
4.75%, 12/01/09	100	99,485

		7,234,503

Delaware - 0.2%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	642	560,415

District Of Columbia - 0.1%
Dist of Columbia Hsg Fin Agy
GNMA/ FNMA/ FHLMC
6.85%, 6/01/31	250	252,820

Florida - 10.3%
Broward Cnty
5.00%, 1/01/10	1,000	1,031,390
Citizens Ppty Insurance Corp.
MBIA
5.00%, 3/01/10	600	613,206
Series A-1
5.00%, 6/01/11 (c)	5,400	5,485,914
Dupree Lakes CDD
5.00%, 11/01/10	75	71,452
Florida St Brd of Ed
FGIC
5.50%, 7/01/09	4,710	4,860,155
Florida St Dept of Enviro Protection
AMBAC
5.00%, 7/01/09	930	956,961
MBIA
5.00%, 7/01/08	1,615	1,615,000
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	60	59,198
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	65	63,655
Harbor Bay CDD (Capital Impr Rev)
Series B
6.35%, 5/01/10	110	108,964
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	98,434
Heritage Plantation CDD
Series B
5.10%, 11/01/13	150	135,687
Live Oak CDD No. 2
Series B
5.00%, 11/01/09	285	274,330
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	70	69,387
Meadow Pointe III CDD (Capital Impr Rev)
Series 2004-1
4.80%, 11/01/09	120	117,152

Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	280	275,425
Palm Beach Cnty Sch Brd
FGIC Series B
5.00%, 8/01/25 (b)	8,000	8,129,600
Parker Road CDD
5.35%, 5/01/15	520	465,889
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	210	193,893
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	1,055	1,012,884
Ridgewood Trails CDD
5.20%, 5/01/12	225	209,569
Riverwood Estates CDD
Series B
5.00%, 5/01/13	540	377,649
Rolling Hills CDD
5.125%, 11/01/13	535	484,335
Sandy Creek CDD
5.50%, 5/01/15	795	718,592
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	235	231,106

		27,659,827

Georgia - 4.9%
Burke Cnty Dev Auth (Oglethorpe Pwr)
AMBAC Series 2006C-1
4.625%, 1/01/37 (b)	6,350	6,397,752
Georgia Road & Tollway Auth
Series 2008A
5.00%, 6/01/10	2,935	3,050,375
Georgia Smith Congress Ctr Auth (Domed Stadium Proj)
MBIA Series 2000
6.00%, 7/01/10	3,560	3,619,345
Georgia St HFA
4.875%, 12/01/15	130	129,392

		13,196,864

Guam - 0.5%
Guam Govt Wtrwks Auth
5.00%, 7/01/08	620	620,000
Guam Govt Wtrwks Auth COP (Prerefunded)
5.18%, 7/01/15	590	610,235

		1,230,235

Illinois - 3.4%
Chicago
FGIC
6.00%, 1/01/28	4,045	4,334,298

Cortland Spl Svc Area No. 10
5.125%, 3/01/14	290	277,545
Illinois St
FSA
5.00%, 9/01/10	4,235	4,432,520
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	177	176,568

		9,220,931

Indiana - 0.5%
Indiana Bond Bank
5.00%, 10/15/08	1,245	1,249,046

Kansas - 1.0%
Kansas St Dept of Transp
5.75%, 9/01/18	2,500	2,595,525

Louisiana - 0.9%
Isabella Lakes CDD
6.00%, 8/01/22	515	464,211
New Orleans
RADIAN
5.00%, 12/01/09	1,390	1,423,638
Whispering Spring Dev Dist
5.20%, 10/01/21	670	584,729

		2,472,578

Massachusetts - 8.2%
Massachusetts
MBIA Series A
5.50%, 2/01/10	5,900	6,158,007
Massachusetts HEFA (Caregroup, Inc.)
Series 2008
5.00%, 7/01/10	1,950	2,004,736
Massachusetts St
AMBAC
5.00%, 8/01/10	1,040	1,085,635
Series 2004C
5.25%, 1/01/17	6,400	6,690,240
Series A
5.50%, 1/01/11	2,315	2,447,372
Massachusetts Wtr Res Auth
FGIC Series 2000A
5.75%, 8/01/30	3,500	3,734,080

		22,120,070

Michigan - 0.5%
Detroit Swr Disp Rev
FSA
2.407%, 7/01/32 (a)	1,545	1,340,689

Missouri - 4.6%
Bi-St Dev Agy of the Missouri-Illinois Metro Dist
3.95%, 10/01/35 (b)	8,135	8,192,677

City of St Louis
MBIA Series 2001A
5.125%, 7/01/22	4,045	4,260,922

		12,453,599

Nebraska - 1.0%
City of Lincoln
5.00%, 9/01/09	2,500	2,581,775

Nevada - 1.6%
Clark Cnty
MBIA Series 2000
5.50%, 7/01/25	2,830	2,981,150
Clark Cnty Impr Dist
3.75%, 8/01/08	500	499,210
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	85	75,052
Henderson Loc Impr Dist No. T-17
4.00%, 9/01/09	635	621,055

		4,176,467

New Jersey - 3.3%
New Jersey EDA (Cigarette Tax)
FGIC
5.00%, 6/15/09	2,345	2,387,468
New Jersey St COP
Series 2008A
5.00%, 6/15/11	2,200	2,292,312
New Jersey St Hwy Auth
5.625%, 1/01/30	2,630	2,771,968
New Jersey St Trpk Auth
MBIA
5.50%, 1/01/30	1,370	1,427,252

		8,879,000

New York - 9.6%
Erie County Tobacco Asset Securitization Corp.
6.50%, 7/15/24	5,890	6,363,674
New York City
Series 2008J
5.00%, 8/01/11	1,670	1,750,895
New York City TFA
5.00%, 11/01/10	1,115	1,171,151
Series B
5.25%, 2/01/29 (b)	1,955	2,023,914
New York St Dorm Auth (City Univ)
5.75%, 7/01/09	1,920	1,946,515
New York St Hsg Fin Agy (Affordable Hsg)
Series B
4.05%, 11/01/10	4,000	4,009,520
Tobacco Settlement Fin Corp.
Series 2008
5.00%, 6/01/11	8,220	8,535,073

		25,800,742

North Carolina - 5.0%
North Carolina Eastern Muni Pwr Agy
Series 1993B
6.125%, 1/01/09	4,000	4,060,880
North Carolina Infra Fin Corp.
5.00%, 10/01/10	5,090	5,327,194
North Carolina Muni Pwr Agy No 1 (Catawba Elec Rev)
AMBAC Series 2003C
3.75%, 1/01/15 (b)+	550	550,000
North Carolina St GAB
5.00%, 3/01/10	3,325	3,446,629

		13,384,703

Ohio - 0.5%
Ohio Hsg Fin Agy
GNMA
3.30%, 9/01/30	1,470	1,428,076

Oregon - 0.6%
Oregon St Hsg & Comnty Svc Dept
3.20%, 7/01/33	1,770	1,729,856

Pennsylvania - 5.4%
Allegheny Cnty Hosp Dev Auth (Univ of Pittsburgh Med Ctr)
Series 2008A
5.00%, 9/01/11	5,600	5,842,200
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series A
5.00%, 11/15/10	1,020	1,013,523
Series B
9.25%, 11/15/22	430	498,404
Bucks Cnty IDA Waste Mangement Inc. Proj
3.90%, 12/01/22 (b)	1,245	1,220,374
Pennsylvania St
5.75%, 10/01/14	5,225	5,492,834
Philadelphia Auth for IDR (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	325	305,685

		14,373,020

Puerto Rico - 3.5%
Puerto Rico
MBIA Series C
5.00%, 7/01/28 (b)	6,255	6,255,000
Series C
5.00%, 7/01/18 (b)	3,115	3,115,000

		9,370,000

South Carolina - 1.0%
South Carolina Transp Infra Bank
AMBAC
5.50%, 10/01/11	2,455	2,573,356

Texas - 12.5%
Austin
FSA
5.00%, 11/15/10	4,000	4,197,200
City of Fort Worth
FSA
5.00%, 2/15/10	7,465	7,730,978
Dallas
5.00%, 2/15/11	3,340	3,497,347
Lubbock Hlth Fac Dev Corp.
FSA
5.25%, 7/01/10	4,470	4,514,700
Texas Muni Gas Acquisition Corplibor Index Rate
2.26%, 9/15/10 (a)	5,000	4,925,000
Texas St
Series 2008C
5.25%, 8/01/10	3,710	3,827,644
Texas St Transp Commission
5.00%, 4/01/10 - 4/01/11	4,310	4,506,525
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	180	184,074

		33,383,468

Virginia - 3.9%
Broad Street CDA
7.125%, 6/01/15	370	392,662
Virginia Comwlth Transp Brd
Series 2007B
5.25%, 5/15/17	3,910	4,066,674
Virginia St Pub Bldg Auth
5.00%, 8/01/10	5,620	5,875,879

		10,335,215

Washington - 0.1%
Washington Hlth Care Fac Auth (Overlake Hosp Med Ctr)
RADIAN Series C-2
7.00%, 7/01/38 (b)+	200	200,000

West Virginia - 1.1%
West Virginia Sch Bldg Auth
FGIC
5.00%, 7/01/09	2,880	2,947,709

Total Long-Term Municipal Bonds
(cost $261,808,048)		261,895,098

Short-Term Municipal Notes - 2.4%
Alaska - 2.4%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03C
2.05%, 7/01/37 (d)(e)
(cost $6,500,000)	6,500	6,500,000

Total Investments - 100.2%
(cost $268,308,048)		268,395,098
Other assets less liabilities - (0.2)%		(411,386)

Net Assets - 100.0%		$267,983,712

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,000	7/12/08	BMA	*	3.815%	$5,085

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2008.
(b)	Variable rate coupon, rate shown as of June 30, 2008.
(c)	When-Issued or delayed delivery security.
(d)	Position, or a portion thereof, has been segregated to collateralize when issued and/or delayed delivery security.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2008 and the aggregate market value of these securities amounted to $5,375,000 or 2.0% of net assets.

As of June 30, 2008, the Portfolio held 45% of net assets in insured bonds (of this amount 19% represents the Portfolio’s holding in pre-refunded bonds). 15% of the Portfolio’s insured bonds were insured by FGIC.

Glossary:

AMBAC	-	American Bond Assurance Corporation
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GAB	-	Grant Anticipation Bond
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
MBIA	-	Municipal Bond Investors Assurance
RADIAN	-	Radian Group, Inc.

Sanford C. Bernstein Fund, Inc.

Short Duration California Muni Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.4%
Long-Term Municipal Bonds - 87.4%
California - 64.0%
California Hlth Fac Fin Auth (Stanford Hosp)
Series A-3
3.45%, 11/15/40 (a)	$1,500	$1,488,630
California Infra & Econ Dev Bank (India Comnty Ctr)
2.30%, 12/01/36 (b)	1,500	1,500,000
California Rural Home MFA SFMR (Mtg-Backed Securities Program)
GNMA/ FNMA Series A
6.55%, 6/01/30 (a)	175	177,112
California St
5.25%, 2/01/11 - 10/01/23	4,820	5,050,392
MBIA
5.75%, 3/01/27	2,425	2,576,441
California St Dept of Wtr Res Pwr Sup Rev
1.45%, 5/01/22 (b)	2,500	2,500,000
MBIA Series A
5.25%, 5/01/10	1,970	2,060,009
California St Econ Rec
Series A
5.25%, 7/01/12	2,000	2,142,520
Series B
5.00%, 7/01/23 (a)	2,855	2,945,789
City of Vallejo COP
6.30%, 6/01/40 (b)	1,825	1,825,000
Compton Comnty Redev Agy
AMBAC
5.00%, 8/01/08	1,350	1,352,646
Contra Costa Cnty MFHR (Pleasant Hill BART Transit-A) AMT
3.65%, 4/15/46 (a)	1,720	1,721,152
Contra Costa Cnty Pub Fin Auth
MBIA
5.00%, 6/01/09	3,200	3,281,792
Contra Costa Comnty Coll Dist
FGIC
5.00%, 8/01/09	595	611,160
Contra Costa Transp Auth
FGIC
6.00%, 3/01/09	2,215	2,269,423

Golden Empire Sch Financing Auth (Kern High Sch Dist)
5.00%, 5/01/10	3,000	3,091,230
Irvine Ranch Water District
2.85%, 5/01/37 (b)	2,000	2,000,000
Kern Comnty Coll Dist COP
AMBAC
5.00%, 1/01/25 (a)	3,190	3,247,356
Los Angeles Cnty Pub Wks Fin Auth
FGIC
5.00%, 9/01/10	680	699,020
MBIA
5.00%, 10/01/10	4,000	4,181,960
Los Angeles Dept of Wtr & Pwr (Pwr Sys Rev)
XLCA
4.00%, 7/01/42 (a)	2,000	2,000,000
Los Angeles Harbor Dept AMT
MBIA Series C
5.00%, 8/01/08	1,170	1,172,410
M-S-R Pub Pwr Agy
MBIA
5.00%, 7/01/11	3,410	3,577,977
Murrieta CFD (Spl Tax)
3.20%, 9/01/08	200	199,992
Northern California Gas Auth No 1
5.00%, 7/01/10	1,075	1,087,803
Northern California Gas Auth No.1
5.00%, 7/01/09	1,450	1,462,862
Poway Uni Sch Dist Pub Fin Auth
FSA
Zero Coupon, 12/01/39	1,880	1,756,747
Riverside Cnty Transp Commission (Sales Tax Rev)
5.00%, 6/01/29 (a)	4,245	4,366,959
Sacramento City Fin Auth
AMBAC
5.50%, 12/01/20	3,600	3,855,240
San Francisco Bay Area TFA
AMBAC
5.125%, 7/01/36	3,495	3,712,354
San Francisco City & Cnty Redev Fin Auth
MBIA
5.00%, 8/01/10	2,725	2,831,684
San Joaquin Cnty Transp Auth (Sales Tax Rev)
5.00%, 4/01/11	3,690	3,867,969
San Jose Redev Agy
MBIA
5.00%, 8/01/24	2,300	2,433,653
Univ of California
FGIC
5.00%, 9/01/23	1,000	1,058,890

		78,106,172

Delaware - 0.1%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	184	160,617

Florida - 1.6%
Durbin Crossing CDD
Series 1
5.25%, 11/01/15	160	141,530
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	50	49,331
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	50	48,965
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	98,434
Lake Ashton II CDD
Series B
5.00%, 11/01/11	190	177,274
Live Oak CDD No. 2
Series B
5.00%, 11/01/09	100	96,256
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	115	110,837
Palm Glades CDD
4.85%, 8/01/11	180	169,486
Paseo CDD
5.00%, 2/01/11	325	307,824
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	75	72,006
Sandy Creek CDD
5.50%, 5/01/15	155	140,103
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	95	93,426
Stoneybrook South CDD
Series B
5.45%, 11/01/15	190	170,191
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15 (c)	105	62,806
Vizcaya CDD
7.00%, 12/20/08	200	200,192

		1,938,661

Georgia - 1.7%
Burke Cnty Dev Auth (Oglethorpe Pwr)
AMBAC Series 2006C-1
4.625%, 1/01/37 (a)	2,100	2,115,792

Guam - 0.3%
Guam Govt Wtrwks Auth
5.00%, 7/01/08	150	150,000
Guam Govt Wtrwks Auth COP (Prerefunded)
5.18%, 7/01/15	159	164,667

		314,667

Illinois - 0.2%
Cortland Spl Svc Area No. 10
5.125%, 3/01/14	177	169,398

Indiana - 0.2%
South Bend Econ Dev (One Michiana Square Proj)
4.77%, 10/01/09 (a)	190	185,759

Louisiana - 0.4%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	200	178,516
Isabella Lakes CDD
6.00%, 8/01/22	200	180,276
Orange Grove CDD
5.30%, 11/01/21	200	163,886

		522,678

Maryland - 1.9%
Maryland HEFA (Upper Chesapeake Hosp)
FSA
3.75%, 1/01/43 (a)(b)+	2,275	2,275,000

Nevada - 0.1%
Henderson Loc Impr Dist No. T-18
4.35%, 9/01/09	165	159,096

Puerto Rico - 12.1%
Puerto Rico
MBIA Series C
5.00%, 7/01/28 (a)	2,730	2,730,000
Puerto Rico Elec Pwr Auth
FSA
5.25%, 7/01/29	2,900	3,071,303
MBIA
5.25%, 7/01/09	2,860	2,948,869
Puerto Rico Hwy & Transp Auth
MBIA
5.875%, 7/01/35	3,810	4,081,005
Puerto Rico Muni Fin Agy
5.00%, 8/01/09	1,000	1,019,960
Puerto Rico Pub Bldg Auth
5.50%, 7/01/10	920	947,802

		14,798,939

Texas - 3.1%
City of Dallas
FSA
5.00%, 10/01/10	3,435	3,596,617
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	190	194,300

		3,790,917

Virginia - 0.9%
Amelia Cnty IDA
4.80%, 4/01/27 (a)	460	456,555
Broad Street CDA
7.125%, 6/01/15	130	137,962
Louisa IDA Pollution Ctl (Virginia Elec & Pwr Co.)
5.25%, 12/01/08	525	530,040

		1,124,557

Washington - 0.8%
Washington Hlth Care Fac Auth (Overlake Hosp Med Ctr)
RADIAN Series C2
7.00%, 7/01/38 (a)+	925	925,000

Total Long-Term Municipal Bonds (cost $106,331,455)		106,587,253

Short-Term Municipal Notes - 11.0%
California - 11.0%
Abag Fin Auth for Nonprofit Corp.
1.35%, 10/01/29 (b)	1,010	1,010,000
California Dept of Wtr Res Pwr Sup Rev
Series Sub F-5
2.85%, 5/01/22 (b)	1,400	1,400,000
California Pollution Ctl Fin Auth (Pacific Gas & Elec)
1.70%, 11/01/26 (b)	6,600	6,600,000
California St
2.16%, 5/01/33 (b)	1,300	1,300,000
California St (Daily Kindergarten Univ)
Series 04A-1
1.70%, 5/01/34 (b)	500	500,000
California St Dept of Wtr Res Pwr Sup Rev
2.16%, 5/01/22 (b)	1,600	1,600,000
Hesperia COP
1.35%, 10/01/34 (b)	1,015	1,015,000

Total Short-Term Municipal Notes (cost $13,425,000)		13,425,000

Total Investments - 98.4% (cost $119,756,455)		120,012,253
Other assets less liabilities - 1.6%		1,965,861

Net Assets - 100.0%		$121,978,114

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$400	7/12/08	BMA	*	3.815%	$2,034

(a)	Variable rate coupon, rate shown as of June 30, 2008.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Illiquid security, valued at fair value.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2008 and the aggregate market value of these securities amounted to $3,200,000 or 2.6% of net assets.

As of June 30, 2008, the Portfolio held 56% of net assets in insured bonds (of this amount 21% represents the Portfolio’s holding in pre-refunded bonds). 26% of the Portfolio’s insured bonds were insured by MBIA.

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
HEFA	-	Health & Education Facility Authority
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
MFA	-	Mortgage Finance Authority
MFHR	-	Multi-Family Housing Revenue
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Short Duration New York Muni Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 85.5%
New York - 70.0%
Erie Cnty IDA (Buffalo City Sch Dist Proj)
FSA
5.00%, 5/01/11	$3,585	$3,769,878
Long Island Pwr Auth
2.29%, 5/01/33 (a)	500	500,000
AMBAC
5.00%, 4/01/10	1,860	1,911,169
Metro Transp Auth
FGIC
5.25%, 11/15/22	1,830	1,955,392
Nassau Cnty
FSA
7.00%, 3/01/10	3,030	3,245,221
Nassau Cnty Tobacco Settlement Corp.
6.25%, 7/15/19	1,805	1,907,073
6.40%, 7/15/33	1,025	1,084,532
New York City
Series 2008J
5.00%, 8/01/11	2,650	2,778,366
Series I
5.00%, 8/01/10	2,400	2,497,896
New York City IDA (Polytechnic University) (Prerefunded)
6.125%, 11/01/30	5,915	6,406,182
New York City IDA (Special Needs Fac Pooled Program)
ACA
3.05%, 7/01/09	365	362,551
New York City TFA
5.00%, 8/01/09 - 11/01/10	6,000	6,222,850
5.75%, 8/15/18	960	1,005,197
Series B
5.25%, 2/01/29 (b)	2,000	2,070,500
New York City TFA/Metro Transp Auth/Triborough Brdg & Tunnel
AMBAC
5.625%, 1/01/13	1,260	1,310,992

New York Loc Govt Assistance Corp.
5.00%, 4/01/10	2,000	2,077,100
New York St Dorm Auth
5.00%, 3/15/11	1,535	1,612,763
New York St Dorm Auth (City Univ)
AMBAC
5.75%, 7/01/09	440	446,076
6.125%, 7/01/12	3,300	3,502,191
New York St Dorm Auth (Mount Sinai NYU Hlth)
5.00%, 7/01/11	380	381,064
New York St Dorm Auth (NYU Hosp Ctr)
5.00%, 7/01/08	530	530,000
New York St Dorm Auth (Personal Income Tax)
5.00%, 3/15/10	4,530	4,695,662
New York St Energy Research & Dev Auth (New York St Elec & Gas Corp. Proj)
MBIA
3.245%, 4/01/34 (b)	2,325	2,303,377
New York St Enviro Fac Corp. (St Revolving Fund)
7.20%, 3/15/11	20	20,046
MBIA
6.00%, 6/15/11	4,730	5,109,582
New York St Enviro Fac Corp. (Wtr Rev ) (Prerefunded)
5.75%, 6/15/11	585	630,256
New York St Enviro Fac Corp. (Wtr Rev ) (Unrefunded)
5.75%, 6/15/11	90	96,857
New York St Hsg Fin Agy (Affordable Hsg)
Series A
3.85%, 11/01/09	1,390	1,401,968
Series B
4.05%, 11/01/10	1,000	1,002,380
New York St Thruway Auth
5.00%, 4/01/11	4,000	4,199,360
MBIA
5.00%, 4/01/10 - 1/01/11	6,165	6,435,368
New York St Thruway Auth Hwy & Brdg Trust Fund
MBIA Series C
5.25%, 4/01/10	3,985	4,141,611
New York St UDC
5.50%, 1/01/17 (b)	4,000	4,181,720
FSA
5.75%, 1/01/15	1,390	1,481,559

New York St UDC (Service Contract Rev Bonds)
5.00%, 1/01/09	1,725	1,750,754
Tobacco Settlement Fin Corp.
5.50%, 6/01/15	1,540	1,580,040
Series 2008
5.00%, 6/01/11	2,300	2,388,159
Series B-1C
5.50%, 6/01/14	2,800	2,845,668
Troy IDA (Rensselaer Polytechnic Institute)
5.00%, 9/01/37 (b)	2,280	2,340,420
TSASC, Inc.
6.00%, 7/15/18	1,000	1,052,940
6.375%, 7/15/39	2,650	2,800,414

		96,035,134

Arizona - 1.5%
Scottsdale IDA (Scottsdale Hlthcare)
FSA
3.75%, 9/01/45 (b)+	975	975,000
Watson Road CFD (Spl Assmt Rev)
4.70%, 7/01/09	355	352,455
Yavapai Cnty IDA (Waste Management Inc. Proj)
Series 2007A
4.25%, 3/01/28 (b)	675	664,146

		1,991,601

Delaware - 0.2%
Bridgeville (Heritage Shores Spl Dev Dist)
Series B
5.125%, 7/01/35	321	280,207

Florida - 1.8%
Dupree Lakes CDD
5.00%, 11/01/10	50	47,634
Durbin Crossing CDD
Series 1
5.25%, 11/01/15	220	194,603
Fishhawk CDD II (Spl Assmt)
Series B
5.125%, 11/01/09	135	134,085
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	60	59,198
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	60	58,759

Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	98,434
Landmark at Doral CDD
5.20%, 5/01/15	255	217,482
Monterra CDD (Spl Assmt)
Series B
5.125%, 11/01/14 (c)	110	74,428
New River CDD
5.00%, 5/01/13	265	240,244
Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	230	226,242
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	265	244,674
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	535	513,643
Sandy Creek CDD
5.50%, 5/01/15	350	316,361
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	90	88,509

		2,514,296

Georgia - 1.0%
Main Street Natural Gas, Inc. (Prepaid Gas)
5.00%, 3/15/09	1,315	1,324,823

Guam - 0.4%
Guam Govt Wtrwks Auth (Prerefunded)
COP
5.18%, 7/01/15	305	314,804
Guam Govt Wtrwks Auth Wastewtr Sup Rev
5.00%, 7/01/08	300	300,000

		614,804

Illinois - 0.2%
Cortland Spl Svc Area No. 10
5.125%, 3/01/14	243	232,563
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	103	102,749

		335,312

Louisiana - 0.6%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	270	240,997
Isabella Lakes CDD
6.00%, 8/01/22	255	229,852
Juban Park CDD
5.15%, 10/01/14	230	219,701
Whispering Spring Dev Dist
5.20%, 10/01/21	120	104,727

		795,277

Maryland - 2.0%
Maryland Hlth & Hgr Ed Fac Auth (Upper Chesapeake Hosp)
FSA
3.75%, 1/01/43 (b)+	2,750	2,750,000

Nevada - 0.0%
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	40	35,318

Puerto Rico - 7.4%
Puerto Rico
MBIA Series C
5.00%, 7/01/28 (b)	4,350	4,350,000
Series C
5.00%, 7/01/18 (b)	1,765	1,765,000
Puerto Rico Elec Pwr Auth
5.50%, 7/01/08	700	700,000
Puerto Rico Hwy & Transp Auth
FSA Series AA
5.00%, 7/01/26 (b)	1,450	1,497,763
Puerto Rico Pub Bldg Auth
5.25%, 7/01/09	890	909,651
5.50%, 7/01/10	950	978,709

		10,201,123

Virginia - 0.4%
Broad Street CDA
7.125%, 6/01/15	200	212,250
Louisa IDA Pollution Ctl (Virginia Elec & Pwr Co.)
5.25%, 12/01/08	295	297,832

		510,082

Total Long-Term Municipal Bonds (cost $117,153,288)		117,387,977

Short-Term Municipal Notes - 12.7%
New York - 12.7%
New York City Muni Wtr Fin Auth
1.60%, 6/15/24 (a)	3,500	3,500,000
2.40%, 6/15/32 (a)	9,800	9,800,000
Series A-1
2.00%, 6/15/32 (a)	3,000	3,000,000

Port Auth NY & NJ Spl Oblig Rev
1.80%, 6/01/20 (a)	1,100	1,100,000

Total Short-Term Municipal Notes (cost $17,400,000)		17,400,000

Total Investments - 98.2% (cost $134,553,288)		134,787,977
Other assets less liabilities - 1.8%		2,456,429

Net Assets - 100.0%		$137,244,406

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio		Payments received by the Portfolio
Merrill Lynch	$500	7/12/08	BMA	*	3.815%	$2,543

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(b)	Variable rate coupon, rate shown as of June 30, 2008.
(c)	Illiquid security, valued at fair value.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2008 and the aggregate market value of these securities amounted to $3,725,000 or 2.7% of net assets.

As of June 30, 2008, the Portfolio held 34% of net assets in insured bonds (of this amount 16% represents the Portfolio's holding in pre-refunded bonds). 17% of the Portfolio's insured bonds were insured by MBIA.

Glossary:
ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 97.3%
Alabama - 0.8%
Jefferson Cnty Ltd Oblig Sch Warrants
Series A
5.25%, 1/01/11	$1,700	$1,630,725
Jefferson Cnty Swr Rev (Capital Impr Warrants)
FGIC Series D
5.00%, 2/01/42	5,900	6,065,377
FSA Series B8
5.25%, 2/01/10	2,100	2,166,654
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded)
FGIC Series 02
5.00%, 2/01/41	7,725	7,941,532
FGIC Series 02B
5.00%, 2/01/41	12,105	12,444,303
FGIC Series A
5.00%, 2/01/33	8,865	9,066,679
5.125%, 2/01/39	1,185	1,212,800

		40,528,070

Alaska - 0.0%
Anchorage
FGIC
6.00%, 10/01/09	1,000	1,043,210

Arizona - 1.9%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp)
2.55%, 2/01/42 (a)	18,025	17,255,152
Arizona Sch Fac Brd
FGIC Series A-1
5.00%, 9/01/15	1,765	1,879,531
Arizona Sch Fac Brd (St Sch Impr)
5.00%, 1/01/13	1,315	1,404,828
Arizona St Transp Brd
5.00%, 7/01/13 - 7/01/16	26,305	28,381,130
Arizona Tourism & Sports Auth (Baseball Training Fac Proj)
5.00%, 7/01/15 - 7/01/16	3,815	3,904,071
Arizona Wtr Infra Fin Auth Rev
Series A
5.75%, 10/01/11	1,525	1,598,337

Maricopa Cnty IDA, MFHR (Steeplechase Apts Proj) AMT
Series B
6.25%, 12/01/20	1,810	1,749,329
Mesa IDA (Discovery Hlth Sys) (Prerefunded)
MBIA Series A
5.625%, 1/01/29	2,000	2,100,400
Mesa St & Hwy Rev (Prerefunded)
FSA
5.125%, 7/01/23	4,255	4,625,951
Phoenix Civic Impr Corp.
MBIA
5.00%, 7/01/14	5,000	5,352,150
Phoenix Civic Impr Corp., Transit Excise Tax Rev (Light Rail Proj)
AMBAC
5.00%, 7/01/10 - 7/01/14	15,590	16,492,194
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	1,795	1,719,233
Pima Cnty IDA Wtr & Wastewtr Rev
5.45%, 12/01/17	2,550	2,389,095
Salt Verde Fin Corp.
Series 2007
5.25%, 12/01/21	1,430	1,369,382
Scottsdale IDA (Scottsdale Hlthcare)
FSA Series 2006
3.75%, 9/01/45 (b)+	2,825	2,825,000
Vistancia CFD
5.00%, 7/15/08	400	400,092
5.30%, 7/15/09	500	505,095
5.55%, 7/15/10	500	511,060
Watson Road CFD (Spl Assmt Rev)
4.85%, 7/01/10	1,210	1,196,896
Yavapai Cnty IDA (Waste Management Inc. Proj)
Series 2007A
4.25%, 3/01/28 (b)	4,190	4,122,625

		99,781,551

California - 6.1%
California Dept of Wtr Res Pwr Sup Rev
MBIA-IBC Series 2A
5.50%, 5/01/10	7,115	7,471,604
California St
5.00%, 6/01/10 - 5/01/17	146,450	154,786,480
5.25%, 3/01/10	2,925	3,041,386
6.00%, 2/01/11	15,760	16,851,222
Series 2008
5.00%, 4/01/18	5,000	5,267,750

California St Econ Rec
Series A
5.25%, 1/01/10 - 7/01/12	34,460	36,340,714
Series B
5.00%, 7/01/23 (b)	46,080	47,545,344
California Statewide CDA (Kaiser Permanente)
Series E
3.875%, 4/01/32 (b)	6,695	6,744,744
Fremont Uni Sch Dist (Election 2002)
FSA Series B
5.00%, 8/01/27	1,000	1,024,500
Fresno Uni Sch Dist
MBIA Series A
6.00%, 2/01/20	3,255	3,374,263
Golden St Tobacco Securitization Corp.
FGIC
5.375%, 6/01/28	19,395	20,214,439
5.50%, 6/01/33	5,000	5,382,000
Series B
5.375%, 6/01/28	2,725	2,840,131
Sacramento City Fin Auth (Lease Rev)
Series B
5.40%, 11/01/20	1,000	1,069,650
Sacramento Muni Util Dist
MBIA Series G
6.50%, 9/01/13	1,035	1,128,833
Tax Exempt Muni Infra Impr Trust (Certificates Class A)
Series 2004C
4.05%, 11/01/08 (c)	5,397	5,401,426

		318,484,486

Colorado - 1.9%
Baptist Road Rural Transp Auth
4.80%, 12/01/17	310	279,797
Colorado Dept of Transp (Transp Rev Antic Notes)
FGIC Series B
5.00%, 12/15/13	9,200	9,846,208
MBIA Series B
5.50%, 6/15/13 - 6/15/14	8,300	9,150,817
Denver City & Cnty Co.
Series A-1
5.00%, 11/15/11 - 11/15/12	37,960	38,150,463
5.25%, 11/15/13	11,140	11,274,237
Denver City & Cnty Co. (Denver Intl Arpt)
FSA Series A3
5.00%, 11/15/32 (b)	10,655	10,730,650
Muni Subdist Northern Colorado Wtr Conservancy Dist
AMBAC Series J
5.00%, 12/01/13	7,295	7,785,443

PV Wtr & Sanitation Metro Dist Capital Appreciation
Series 06
Zero Coupon, 12/15/17	15,492	8,614,482
Todd Creek Farms Metro Dist No. 1 (Wtr Rev & Impr)
4.75%, 12/01/09	2,185	2,173,747
Weld Cnty Sch Dist No. 6 (Greeley)
FSA
5.25%, 12/01/17	2,405	2,571,883

		100,577,727

Connecticut - 0.9%
Connecticut Res Recovery Auth
MBIA Series A
5.375%, 11/15/09 - 11/15/10	6,505	6,582,587
Connecticut Spl Tax Obligation
FSA Series B
5.375%, 10/01/10 - 10/01/13	11,045	11,713,814
Series B
6.15%, 9/01/09	1,000	1,045,950
Connecticut St
FSA Series D
5.00%, 11/15/13	5,700	6,143,745
MBIA Series B
5.00%, 12/01/13	8,615	9,251,132
MBIA Series D
5.00%, 12/01/12	5,750	6,133,468
Mashantucket Western Pequot Tribe, Spl Rev
Series B
5.55%, 9/01/08 (c)	1,700	1,701,785
Univ of Connecticut (Student Fee Rev)
FGIC Series A
5.25%, 11/15/17	3,065	3,256,685

		45,829,166

Delaware - 0.4%
Delaware Transp Auth
MBIA
5.00%, 7/01/10 - 7/01/11	19,180	20,041,414

District Of Columbia - 0.6%
Dist of Columbia
FSA Series C
5.00%, 6/01/14	5,790	6,160,849
Dist of Columbia (Prerefunded)
FSA Series B
5.50%, 6/01/09	175	180,871
Dist of Columbia (Unrefunded)
FSA Series B
5.50%, 6/01/09	2,100	2,168,901
Dist of Columbia Hsg Fin Agy SFMR
GNMA/ FNMA Series A
6.25%, 12/01/28	765	775,412

Dist of Columbia Wtr & Swr Auth
FSA
6.00%, 10/01/16	1,635	1,882,441
Metro Washington Arpt Auth
Series 2008A
5.50%, 10/01/14	4,140	4,319,386
Series A
5.50%, 10/01/12 - 10/01/18	16,315	16,841,878

		32,329,738

Florida - 10.5%
Amelia Walk CDD
Series B
5.20%, 5/01/14	2,090	1,878,011
Arborwood CDD (Centex Homes Proj)
Series A-2
5.25%, 5/01/36	3,430	2,584,368
Series B
5.25%, 5/01/16	5,505	4,849,410
Series B-2
5.10%, 5/01/16	2,340	2,034,349
Beacon Tradeport CDD (Spl Assmt Indl Proj)
Series B
7.125%, 5/01/22	2,410	2,430,750
Belmont CDD
Series B
5.125%, 11/01/14	2,465	2,187,712
Bonnet Creek Resort CDD, Spl Assmt
7.125%, 5/01/12	1,420	1,429,926
Brevard Cnty Sch Brd
AMBAC
5.00%, 7/01/26	5,000	5,315,650
Broward Cnty Arpt Sys Rev AMT
MBIA Series E
5.25%, 10/01/10	2,065	2,091,990
Broward Cnty Sch Brd
FGIC Series A
5.00%, 7/01/13 - 7/01/14	7,190	7,477,389
Chapel Creek CDD
Series B
5.25%, 5/01/15	3,660	3,259,742
Citizens Ppty Insurance Corp.
MBIA Series A
5.00%, 3/01/14 - 3/01/16	103,035	106,886,740
Series A-1
5.00%, 6/01/11 (d)	46,585	47,326,167
Collier Cnty Sch Brd
FSA
5.00%, 2/15/16	5,000	5,298,350
Dade Cnty Sch Dist
MBIA Series 94
5.00%, 8/01/12	8,060	8,465,418

Dupree Lakes CDD
5.00%, 11/01/10	240	228,646
Durbin Crossing CDD
Series 1
5.25%, 11/01/15	1,590	1,406,450
East Homestead CDD
Series B
5.00%, 5/01/11	1,335	1,257,997
Fishhawk CDD
Series B
5.00%, 5/01/12	2,780	2,567,747
Florida Hurricane Catastrophe Fund
Series A
5.00%, 7/01/11	32,320	33,343,251
Florida St Brd of Ed
FGIC Series G
5.25%, 6/01/11	2,125	2,234,820
Series A
5.00%, 6/01/12 - 1/01/16	44,300	47,215,219
Series B
5.00%, 1/01/12 - 1/01/16	13,220	13,972,896
Series D
5.00%, 6/01/12	4,610	4,876,135
ST GTD Series B
5.00%, 6/01/13	5,000	5,326,300
Florida St Brd of Ed Capital Outlay (Prerefunded) ETM
9.125%, 6/01/14	150	190,704
Florida St Brd of Ed Capital Outlay (Unrefunded)
9.125%, 6/01/14	990	1,139,520
Florida St Brd of Ed Lottery Rev
MBIA Series 2002C
5.00%, 1/01/17	3,680	3,824,955
MBIA Series C
5.25%, 1/01/11	4,600	4,790,670
Florida St Dept of Enviro Protection
AMBAC
5.00%, 7/01/15	4,825	5,128,975
AMBAC Series A
5.00%, 7/01/13 - 7/01/14	12,095	12,805,564
FGIC Series A
5.00%, 7/01/18	3,435	3,566,389
MBIA Series B
5.00%, 7/01/15	6,095	6,402,920
Florida St Trpk Auth
FGIC Series A
5.00%, 7/01/11	1,020	1,066,981
FSA
5.25%, 7/01/10	6,975	7,298,710
FSA Series A
5.00%, 7/01/12	6,375	6,750,551

Gateway Svcs CDD (Stoneybrook Proj)
Series B
5.50%, 7/01/08	30	30,000
Greyhawk Landing CDD
Series B
6.25%, 5/01/09	100	99,695
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	65	63,655
Harbor Bay CDD (Capital Impr Rev)
Series B
6.35%, 5/01/10	970	960,863
Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	98,434
Heritage Plantation CDD
Series B
5.10%, 11/01/13	3,545	3,206,736
Jacksonville Dist Wtr & Swr Rev
MBIA
5.00%, 10/01/20	5,340	5,371,880
Jacksonville Port Auth Rev AMT
MBIA
4.375%, 11/01/18 (b)	4,455	4,450,367
Lake Ashton II CDD
Series B
5.00%, 11/01/11	6,810	6,353,866
Lake Ashton II CDD (Capital Impr Rev)
Series B
4.875%, 11/01/10	1,180	1,136,387
Lakewood Ranch Stewardship CDD
Series B
5.00%, 5/01/13	520	472,170
Landmark at Doral CDD
5.20%, 5/01/15	4,535	3,867,766
Live Oak CDD No. 2
Series B
5.00%, 11/01/09	3,530	3,397,837
Main Street CDD
Series B
6.90%, 5/01/17	10,000	9,862,700
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	160	158,598
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	1,090	1,050,542
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
6.75%, 11/15/24	6,990	7,122,880

Miami-Dade Cnty Sch Dist
MBIA
5.00%, 2/15/13	3,325	3,459,496
MBIA Series 1996
4.75%, 7/15/10	11,215	11,572,310
MBIA Series 1997
5.00%, 2/15/15	2,455	2,560,123
Middle Village CDD (Spl Assmt)
Series C
5.125%, 5/01/09	340	336,722
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	4,255	3,866,348
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	1,775	1,754,996
Monterra CDD (Spl Assmt)
Series B
5.00%, 11/01/10 (e)	6,740	4,883,939
5.125%, 11/01/14 (e)	9,455	6,397,442
Orange Cnty
FGIC Series A
5.00%, 1/01/13	5,520	5,782,035
Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	2,470	2,429,640
Palm Beach Cnty Solid Waste Auth
AMBAC Series A
6.00%, 10/01/09	4,305	4,453,059
Palm Glades CDD
4.85%, 8/01/11	1,940	1,826,685
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	4,610	4,256,413
Paseo CDD
5.00%, 2/01/11	2,320	2,197,388
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	4,665	4,478,773
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	1,040	921,274
Series A-2
5.25%, 5/01/36	6,265	4,798,489
Riverwood Estates CDD
Series B
5.00%, 5/01/13	1,960	1,370,726

Sandy Creek CDD
5.50%, 5/01/15	1,155	1,043,993
Sarasota Cnty Util Sys Rev
FGIC Series C
5.25%, 10/01/21	2,000	2,038,640
Seven Oaks CDD II (Spl Assmt Rev)
Series B
5.00%, 5/01/09	1,905	1,873,434
Shingle Creek CDD
5.75%, 5/01/15	4,390	4,017,640
South Bay CDD
Series B-2
5.375%, 5/01/13 (e)	2,900	1,999,782
South Bay CDD (Capital Impt Rev)
Series B-1
5.125%, 11/01/09 (e)	1,070	761,305
Stoneybrook South CDD
Series B
5.45%, 11/01/15	7,075	6,337,361
Sunrise Util Sys Rev
AMBAC
5.50%, 10/01/13	2,445	2,632,360
Sweetwater Creek CDD
Series B-1
5.30%, 5/01/17	1,000	849,320
Series B-2
5.125%, 5/01/13	3,000	2,713,230
Tampa Occupational License Tax
FGIC Series A
5.375%, 10/01/17 - 10/01/18	8,110	8,561,633
Tampa Wtr & Swr Rev
Series A
5.25%, 10/01/18	1,160	1,213,116
Tampa-Hillsborough Cnty Express Parkway
AMBAC
5.00%, 7/01/12	8,575	8,965,934
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15 (e)	2,570	1,537,246
Venetian CDD (Capital Impr)
Series B
5.95%, 5/01/12	260	255,624
Verano Ctr CDD
5.00%, 11/01/12	2,260	2,058,883
Verano Ctr CDD (Infra Proj)
Series B
5.00%, 11/01/13	3,235	2,889,987
Villages of Westport CDD
Series 05A
5.125%, 5/01/15	2,055	1,824,881

Waterford Estates CDD
5.125%, 5/01/13	2,000	1,764,420
Waterset North CDD (Spl Assmt)
Series B
6.55%, 11/01/15	7,015	6,670,002
Westchester CDD No. 1 (Spl Assmt)
6.00%, 5/01/23	4,465	3,925,583

		547,895,980

Georgia - 1.5%
Georgia Muni Elec Auth
FSA Series A
5.25%, 1/01/14	4,230	4,588,281
MBIA Series A
5.25%, 1/01/14	3,625	3,857,544
Georgia Muni Elec Auth (Unrefunded) (Combustion Turbine Proj)
MBIA Series A
5.25%, 11/01/21	3,000	3,069,630
Georgia St
Series B
6.00%, 3/01/12	1,000	1,094,150
Series C
6.25%, 8/01/10	1,490	1,594,583
Main Street Natural Gas Inc.
Series 2006A
5.00%, 3/15/18	1,960	1,922,976
Series A
5.00%, 3/15/10 - 3/15/16	36,810	36,997,781
Series B
5.00%, 3/15/12 - 3/15/13	8,905	8,734,959
Main Street Natural Gas Inc. (Prepaid Gas)
Series A
5.00%, 3/15/17	2,900	2,859,603
Metro Atlanta Rapid Transit Auth
FGIC Series A
5.00%, 7/01/12 - 7/01/13	11,630	12,353,893

		77,073,400

Guam - 0.2%
Guam Govt Wtrwks Auth COP (Prerefunded)
5.18%, 7/01/15	7,276	7,521,391
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev
Series 05
5.00%, 7/01/13	1,345	1,329,815
Guam Govt Wtrwrks Auth Wtr & Wastewtr Sys Rev
5.00%, 7/01/10	2,055	2,059,233

		10,910,439

Hawaii - 2.5%
Hawaii St
AMBAC
5.00%, 7/01/11 - 7/01/15	65,780	70,291,131
AMBAC Series DG
5.00%, 7/01/14	47,080	50,526,727
FGIC Series CN
6.00%, 3/01/09	105	107,939
FSA Series CX
5.50%, 2/01/17 - 2/01/21	5,480	5,823,084
Hawaii St (Unrefunded)
FSA Series CX
5.50%, 2/01/17	4,055	4,319,751

		131,068,632

Illinois - 3.8%
Bolingbrook Sales Tax Rev
5.75%, 1/01/15 (f)	4,000	4,086,800
Chicago
FSA
5.00%, 1/01/16	5,000	5,349,650
FSA Series A
5.00%, 1/01/12	5,760	6,076,800
MBIA Series B
5.25%, 1/01/15	4,225	4,499,583
Chicago (Kingsbury Redev Proj)
Series A
6.57%, 2/15/13	2,000	2,008,340
Chicago (Prerefunded)
FGIC Series A
6.75%, 1/01/35	2,400	2,603,880
Chicago Brd of Ed (Lease Certificates)
MBIA Series A
6.25%, 1/01/11	1,880	2,022,034
Chicago HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA/ FHLMC Series 99 A
6.35%, 10/01/30	110	110,264
Chicago O'Hare Int'l Arpt Rev, Second Lien
MBIA Series C
5.00%, 1/01/10	1,890	1,940,085
Chicago Park Dist Harbor Fac Rev (Prerefunded)
5.875%, 1/01/13 - 1/01/15	5,735	6,101,409
Chicago Pub Bldg Commission Rev (Chicago Park Dist)
FGIC Series A
5.375%, 1/01/13	2,510	2,559,271
Chicago Pub Bldg Commission Rev (Chicago Transit Auth)
AMBAC
5.00%, 3/01/09	1,180	1,204,910
5.25%, 3/01/21	4,000	4,310,960

Chicago Transit Auth, Capital Grant Receipts Rev (Federal Transit Administration, Section 5307)
AMBAC Series A
5.25%, 6/01/10	4,570	4,765,550
AMBAC Series B
5.00%, 6/01/09	2,000	2,053,860
Cortland Spl Tax Rev (Sheaffer Sys Proj)
5.50%, 3/01/17	5,085	4,735,813
Du Page Cnty (Jail Proj)
5.60%, 1/01/21	6,735	7,493,765
Du Page Cnty (Stormwater Proj)
5.60%, 1/01/21	1,920	2,136,307
Illinois Dev Fin Auth (Adventist Hlth Sys)
MBIA Series B
7.731%, 1/01/19	5,730	5,607,951
Illinois Fin Auth (Advocate Hlthcare)
Series 2002
5.25%, 3/01/12	5,825	6,211,372
Illinois St
5.00%, 1/01/13	1,510	1,602,790
AMBAC
5.00%, 4/01/11 - 11/01/14	8,765	9,349,148
AMBAC Series B
5.00%, 3/01/14	8,080	8,632,995
FSA
5.00%, 9/01/14	5,550	5,975,685
5.25%, 4/01/09	1,045	1,071,271
5.375%, 10/01/10	11,015	11,634,704
FSA Series A
5.25%, 10/01/13	7,785	8,436,060
MBIA
5.25%, 4/01/11 - 10/01/21	8,275	8,707,159
5.375%, 7/01/10	8,985	9,428,949
MBIA-IBC Series B
5.00%, 3/01/15	5,000	5,334,250
Series B
5.00%, 3/01/13	8,275	8,793,181
Illinois St (Prerefunded)
MBIA
5.75%, 12/01/13	2,390	2,553,213
Illinois St Dedicated Tax Rev (Civic Ctr)
AMBAC
6.25%, 12/15/20	3,135	3,557,598

Illinois St Sales Tax Rev
Series Q
6.00%, 6/15/12	3,225	3,439,269
Series U
5.00%, 6/15/09	1,150	1,151,265
Metro Pier & Exposition Auth Dedicated St Tax Rev (McCormick Place)
MBIA Series A
5.25%, 6/15/09	7,000	7,216,300
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	1,500	1,496,340
Regional Transp Auth
FGIC Series B
5.50%, 6/01/17	1,025	1,126,362
FGIC Series C
7.75%, 6/01/20	1,005	1,290,480
Series A
5.00%, 7/01/16	5,285	5,665,996
Saint Clair Cnty
FGIC
5.625%, 10/01/13	3,410	3,562,188
Univ of Illinois COP (Prerefunded)
AMBAC Series A
5.50%, 8/15/18	2,340	2,499,073
Will & Kendall Counties Comnty Consolidated Sch Dist No. 202
FGIC
5.00%, 1/01/14 - 1/01/16	8,575	8,914,126

		197,317,006

Indiana - 0.8%
Allen Cnty Juvenile Justice Ctr First Mtg Rev
AMBAC
5.50%, 1/01/18	1,575	1,679,911
Dyer Redev Auth Econ Dev Lease
6.55%, 7/15/20	2,720	2,877,787
6.875%, 7/15/14	1,755	1,862,617
Indiana St Fin Auth (St Revolving PG)
Series A
5.00%, 2/01/13 - 2/01/14	12,185	13,050,340
Indiana Transp Fin Auth, Arpt Fac Lease Rev
AMBAC Series A
6.00%, 11/01/09	1,370	1,434,198
Indianapolis Gas Util Rev (Citizen Gas Util)
ASSURED GTY Series A
5.00%, 8/15/30 (b)	7,670	7,759,279

Indianapolis Gas Util Rev (Ref Distribtion Sys)
AMBAC Series A
5.75%, 8/15/08	2,395	2,405,251
Indianapolis Loc Pub Impr Bond Bank
Series B
5.00%, 2/01/10	700	701,372
6.00%, 1/10/13	5,325	5,644,766
Indianapolis Res Recovery Rev, Ogden Martin Sys (Inc Proj)
AMBAC
6.75%, 12/01/08	2,750	2,798,317
Ivy Tech St Coll Student Fee
AMBAC Series G
5.00%, 7/01/08	1,000	1,000,000

		41,213,838

Kansas - 0.3%
Wyandotte Cnty-Kansas City Uni Govt
AMBAC Series 2004
5.65%, 9/01/13 - 9/01/14	11,960	12,917,017
Wyandotte Cnty-Kansas City Uni Govt (Sales Tax)
Series B
4.75%, 12/01/16	2,790	2,757,357

		15,674,374

Kentucky - 0.3%
Kentucky Asset Liability Commission
MBIA
5.00%, 9/01/16	5,000	5,384,650
Kentucky St Ppty & Bldg Commission
FGIC
5.00%, 3/01/13 - 3/01/14	7,970	8,432,668

		13,817,318

Louisiana - 2.6%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	4,025	3,592,634
De Soto Parish PCR (Int’l Paper Co)
Series A-2
5.00%, 10/01/12	4,700	4,658,969
Ernest N Morial-New Orleans Exhibit Hall Auth
AMBAC Series A
5.00%, 7/15/33	7,350	7,861,633
5.25%, 7/15/20 - 7/15/23	9,855	10,653,945
Lakeshore Villages Master CDD
5.25%, 7/01/17	9,894	8,795,073
Louisiana Agriculture Fin Auth
5.25%, 9/15/17	21,720	21,453,496
Louisiana Arpt Fac (Cargo ACQ Grp) AMT
Series 02
6.65%, 1/01/25	645	656,481

Louisiana St
AMBAC Series A
5.00%, 10/15/12	11,965	12,652,987
FSA
5.00%, 5/01/16	15,305	16,302,886
FSA Series C
5.00%, 5/01/13 - 5/01/15	22,765	24,188,765
Louisiana St Citizens Ppty Insurance Corp.
AMBAC Series B
5.25%, 6/01/14	1,770	1,827,950
Louisiana St Office Fac Corp. Lease Rev (Capitol Complex Program)
MBIA Series A
5.50%, 3/01/11	2,000	2,055,340
Morehouse Parish
Series A
5.25%, 11/15/13	7,320	7,289,110
New Orleans
MBIA
5.25%, 12/01/20	5,845	5,901,872
Orange Grove CDD
5.30%, 11/01/21	2,580	2,114,129
Tangipahoa Parish Sch Dist
5.90%, 5/01/22	3,365	3,048,354
Terrebonne Parish Wtrwks Dist No. 1 Wtr Rev
AMBAC Series A
5.25%, 11/01/23	2,000	2,059,480

		135,113,104

Massachusetts - 4.2%
Boston
Series A
5.00%, 3/01/15	1,035	1,119,456
Massachusetts Bay Transp Auth
GTD Series A
5.25%, 7/01/20	3,600	3,846,780
5.50%, 3/01/12	3,780	3,964,313
5.75%, 3/01/10	2,255	2,364,007
GTD Series B
5.00%, 7/01/11	2,385	2,511,524
MBIA Series A
7.00%, 3/01/10	9,700	10,348,057
Massachusetts HEFA (Caregroup, Inc.)
Series E2
5.00%, 7/01/12 - 7/01/17	21,910	22,584,344
Massachusetts Port Auth
FSA Series B
5.50%, 7/01/09	1,780	1,829,644
Massachusetts St
Series A
5.50%, 1/01/11	1,305	1,379,620
Series B
5.00%, 11/01/10	2,200	2,306,216

Massachusetts St (Consolidated Loan)
5.00%, 5/01/14	10,340	11,099,990
FGIC Series C
5.50%, 11/01/13 - 11/01/14	38,980	42,941,115
FSA Series A
5.00%, 3/01/20	6,340	6,857,344
MBIA Series D
5.50%, 11/01/12	20,050	21,755,453
Series B
5.00%, 8/01/12	17,750	18,857,245
Series C
5.00%, 5/01/12	8,175	8,658,469
Massachusetts St (Consolidated Loan) (Prerefunded)
FSA Series A
5.00%, 3/01/21	6,075	6,570,720
MBIA Series D
5.375%, 8/01/22	2,605	2,778,832
Series C
5.375%, 12/01/18	11,870	12,583,268
5.75%, 10/01/14	3,325	3,519,646
Massachusetts St HEFA (Harvard Univ)
Series N
6.25%, 4/01/20	2,820	3,357,182
Massachusetts Wtr Pollution Abatement Trust (New Bedford Program)
Series A
5.125%, 2/01/16	3,460	3,520,896
Massachusetts Wtr Pollution Abatement Trust (Pool Program Bds)
Series 7
5.25%, 2/01/10	2,455	2,553,323
Massachusetts Wtr Pollution Abatement Trust (Prerefunded)
Series B
5.25%, 8/01/14	995	1,064,053
Massachusetts Wtr Pollution Abatement Trust (Unrefunded)
Series B
5.25%, 8/01/14	60	63,965
Univ of Massachusetts Bldg Auth
AMBAC Series Senior 2
5.00%, 11/01/18	18,690	19,659,824

		218,095,286

Michigan - 1.4%
Detroit City Sch Dist
AMBAC Series A
6.50%, 5/01/10	1,065	1,126,269
Detroit City Sch Dist (Sch Bldg & Site Impr)
FGIC Series 2A
5.00%, 5/01/32	1,405	1,499,093
Detroit Swr Disp Rev
FGIC Series A
6.00%, 7/01/29	3,105	3,282,513
MBIA Series B
6.00%, 7/01/10	2,510	2,640,771
Detroit Wtr Sup Sys Rev Senior Lien
FGIC Series A
5.25%, 7/01/33	5,155	5,433,370
Grand Rapids Wtr Sup Sys Rev
FGIC
5.75%, 1/01/12	2,100	2,213,988
Lansing Comnty Coll
FGIC
5.50%, 5/01/16	3,515	3,784,214
Michigan Muni Bond Auth
5.50%, 10/01/13 - 10/01/15	5,165	5,715,426
Michigan Muni Bond Auth (Clean Wtr Revolving Fund) (Prerefunded)
5.625%, 10/01/11	1,270	1,332,357
Michigan Muni Bond Auth (Sch Loan)
Series A
5.25%, 12/01/10	5,215	5,474,655
Michigan Pub Pwr Agy
MBIA
5.25%, 1/01/14	3,380	3,647,054
Michigan Pub Pwr Agy (Belle River Proj)
MBIA Series A
5.25%, 1/01/10	9,065	9,359,522
Michigan St
FSA Series B
5.00%, 9/01/13	2,055	2,196,302
Michigan St (Trunk Line Fund)
FSA Series 05B
5.00%, 9/01/11	5,130	5,408,456
Michigan St (Trunk Line)
FGIC
5.00%, 11/01/12	4,130	4,378,296
5.25%, 11/01/13	5,000	5,383,900
FSA Series A
5.50%, 11/01/18	1,110	1,193,927

Michigan St COP (New Ctr Dev)
MBIA
5.375%, 9/01/19	4,775	5,078,738
Walled Lake Consolidated Sch Dist
Q-SBLF
5.75%, 5/01/13	2,000	2,108,720
Wayne Cnty Comnty Coll Impr
FGIC
5.00%, 7/01/08	1,925	1,925,000

		73,182,571

Minnesota - 0.3%
Minnesota Pub Fac Auth
5.00%, 3/01/13	1,245	1,329,585
Minnesota St Muni Pwr Agy Elec Rev
4.50%, 10/01/12	2,395	2,473,293
Saint Paul Hsg & Redev Auth Hosp Rev (Healtheast Proj.)
5.15%, 11/15/20	2,770	2,693,326
5.75%, 11/15/21	1,750	1,775,025
Southern Minnesota Muni Pwr Agy
AMBAC Series A
5.25%, 1/01/16	6,820	7,294,399

		15,565,628

Missouri - 0.5%
Independence IDA (Groves & Graceland Coll Nursing Arts Ctr Proj)
Series 1997A
1.55%, 11/01/27 (g)	6,420	6,420,000
Jackson Cnty Pub Bldg Corp. Leasehold Rev (Capital Impr Proj)
5.00%, 12/01/25	1,955	1,992,477
Kansas City Muni Assistance Corp.
FGIC
5.00%, 4/15/13	7,215	7,557,857
Missouri St Hsg Dev Commission, SFMR AMT
GNMA/ FNMA Series B-2
6.40%, 9/01/29	305	312,592
Missouri St Hwy & Transit Commission
5.00%, 2/01/13	10,755	11,497,310

		27,780,236

Nebraska - 0.2%
Nebraska Pub Pwr Dist
MBIA Series B
5.00%, 1/01/11	10,355	10,806,064

Nevada - 4.0%
Clark Cnty
AMBAC
5.00%, 7/01/14 - 11/01/16	43,365	46,455,272
AMBAC Series A
6.50%, 6/01/17	1,760	2,062,526
FSA Series A
5.00%, 6/01/12	8,695	9,223,134
FSA Series B
5.00%, 6/01/12 - 6/01/13	12,325	13,117,869
Clark Cnty Impr (Dist No. 142)
5.00%, 8/01/10	3,430	3,400,571
5.30%, 8/01/11	1,585	1,568,564
Clark Cnty Impr Dist (Summerlin No. 151)
3.95%, 8/01/09	470	461,357
4.40%, 8/01/12	190	178,746
Clark Cnty Passenger Fac (McCarran Intl)
Series 2008
5.00%, 7/01/12	2,745	2,853,620
5.25%, 7/01/17	16,695	17,574,993
Series A
5.00%, 7/01/13 - 7/01/14	8,225	8,579,398
Clark Cnty Sch Dist
FGIC Series A
5.00%, 6/15/17	27,880	29,528,266
5.25%, 6/15/14	5,505	5,932,463
FSA
5.50%, 6/15/12	13,425	14,494,704
FSA Series C
5.00%, 6/15/19	22,380	23,543,984
5.25%, 6/15/13	8,800	9,510,776
MBIA Series C
5.00%, 6/15/10 - 6/15/13	8,740	9,228,129
MBIA Series D
5.25%, 6/15/12	5,000	5,333,400
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	975	860,886
Las Vegas Spl Impr Dist No. 607 (Loc Impr Bonds)
5.15%, 6/01/11	2,000	1,919,100
Washoe Cnty Sch Dist (Prerefunded)
FGIC
5.25%, 6/01/14	1,555	1,576,832

		207,404,590

New Hampshire - 0.3%
Manchester Hsg & Redev Auth
ACA Series A
6.75%, 1/01/13 - 1/01/15	6,155	6,304,463
New Hampshire HEFA
AMBAC
5.375%, 7/01/20	7,090	7,501,716

		13,806,179

New Jersey - 7.0%
Garden St Preservation Trust (Open Space & Farmland)
FSA Series 05A
5.80%, 11/01/17	2,325	2,605,651
New Jersey Ed Fac Auth (Prerefunded)
AMBAC Series 02A
5.25%, 9/01/21	4,505	4,852,831
New Jersey EDA
MBIA Series 1A
5.00%, 7/01/11	11,795	12,389,704
MBIA Series G
5.00%, 9/01/15	3,645	3,832,353
New Jersey EDA (Cigarette Tax)
FGIC
5.00%, 6/15/09 - 6/15/10	16,155	16,469,692
FGIC Series 4
5.00%, 6/15/11	4,690	4,790,366
FSA
5.00%, 6/15/09	2,565	2,635,794
New Jersey EDA (Market Transition Fac Rev, Senior Lien)
MBIA Series A
5.00%, 7/01/09	3,790	3,894,945
New Jersey EDA (Sch Fac Constr)
FGIC
5.25%, 6/15/18	13,680	14,836,781
MBIA Series G
5.00%, 9/01/13	20,445	21,781,285
Series W
5.00%, 3/01/15	2,325	2,463,849
New Jersey EDA (Sch Fac Constr) (Prerefunded)
MBIA Series C
5.00%, 6/15/09	245	252,539
New Jersey EDA (Spl Cigarette Tax)
FSA Series 4
5.00%, 6/15/10	3,615	3,748,791
New Jersey Hlth Care Fac Fin Auth (Jersey City Med Ctr)
AMBAC FHA
4.80%, 8/01/21	285	285,000

New Jersey St
5.00%, 6/01/16	4,570	4,935,052
5.25%, 7/01/16	3,515	3,848,327
5.50%, 2/01/10	1,110	1,157,142
MBIA-IBC
5.50%, 8/01/11	3,530	3,773,570
New Jersey St COP
Series A
5.00%, 6/15/13 - 6/15/14	7,320	7,714,440
New Jersey St Transp Trust Fund Auth
AMBAC Series A
5.50%, 12/15/13	7,415	8,030,074
New Jersey St Trpk Auth (Unrefunded)
MBIA Series A
6.00%, 1/01/11	14,175	15,042,368
New Jersey Transp Trust Fund Auth
AMBAC Series C
5.25%, 12/15/09	2,425	2,514,774
FGIC Series A
5.00%, 6/15/13 - 6/15/14	11,520	12,151,564
FGIC Series B
5.25%, 12/15/13	5,000	5,353,750
FSA Series C
5.75%, 12/15/12	5,000	5,455,450
MBIA Series A
5.25%, 12/15/11 - 12/15/13	36,415	38,831,230
MBIA Series B
5.25%, 12/15/13 - 12/15/14	24,050	25,808,082
Series C
5.50%, 6/15/14	13,390	14,673,699
Tobacco Settlement Fin Corp.
6.25%, 6/01/43	22,020	24,750,920
6.75%, 6/01/39	84,940	97,376,065

		366,256,088

New York - 6.1%
Metro Transp Auth, Dedicated Tax Fund (Prerefunded)
FGIC Series A
5.00%, 4/01/23	2,835	3,084,083
New York City
Series 4B
5.00%, 8/01/10	14,270	14,852,073
Series 4G
5.00%, 8/01/12	21,110	22,261,973
Series C
5.00%, 1/01/15 - 1/01/16	15,370	16,374,300
5.50%, 8/01/14	4,780	5,128,701
Series D
5.00%, 2/01/15 - 2/01/16	10,290	10,960,886

Series E
5.00%, 8/01/14 - 8/01/16	36,490	38,878,076
Series G
5.00%, 8/01/11	7,360	7,716,518
Series H
5.00%, 8/01/11	3,450	3,617,118
Series I
5.00%, 8/01/10	4,520	4,704,371
5.875%, 3/15/13	100	100,169
Series J
5.00%, 3/01/17	2,355	2,475,929
Series J-1
5.00%, 8/01/13	10,920	11,581,752
Series N
5.00%, 8/01/12	2,020	2,130,231
New York City TFA
5.00%, 8/01/11	4,900	5,175,058
MBIA Series D
5.25%, 2/01/20	2,360	2,484,230
MBIA Series E
5.25%, 2/01/21	2,760	2,892,342
Series B
5.25%, 2/01/29 (b)	14,005	14,498,676
New York City TFA (Future Tax Secured)
MBIA Series E
5.25%, 2/01/22	4,685	4,897,699
New York St Dorm Auth
6.00%, 12/01/16	4,530	4,727,100
MBIA
5.25%, 2/15/13	1,195	1,208,958
New York St Dorm Auth (City Univ)
Series A
5.75%, 7/01/13	1,280	1,361,984
New York St Dorm Auth (Mental Hlth Fac Impr)
FSA Series B
5.00%, 2/15/10	2,160	2,233,850
New York St Dorm Auth (Mental Hlth Svcs Fac)
FSA Series 1
5.125%, 1/15/13	2,085	2,143,735
New York St Dorm Auth (NY Univ)
MBIA Series A
6.00%, 7/01/18	2,865	3,305,150
New York St Dorm Auth (Orange Regl Med Ctr)
6.00%, 12/01/13 - 12/01/15	9,500	9,952,345
Series 2008
5.50%, 12/01/11	3,000	3,055,770

New York St Hsg Fin Agy (Affordable Hsg)
Series B
4.05%, 11/01/10	6,820	6,836,232
New York St Thruway Auth (Hwy & Brdg Trust Fund)
FGIC Series B
5.00%, 4/01/13 - 4/01/16	50,800	54,316,597
FSA Series B
5.00%, 4/01/15	10,255	11,101,038
MBIA Series A
5.00%, 4/01/21	4,700	4,851,763
MBIA Series C
5.25%, 4/01/11	6,115	6,454,749
New York St Thruway Auth (Personal Income Tax)
FSA Series A
5.00%, 3/15/18	7,860	8,317,531
Tobacco Settlement Fin Corp.
Series 2008
5.00%, 6/01/12	5,840	6,090,127
Series B-1C
5.50%, 6/01/14	16,590	16,860,583

		316,631,697

North Carolina - 3.5%
North Carolina Eastern Muni Pwr Agy
ACA Series B
6.125%, 1/01/09	2,105	2,137,038
Series A
5.00%, 1/01/14 - 1/01/15	9,340	9,598,645
5.50%, 1/01/11	3,740	3,877,333
Series B
5.70%, 1/01/17	1,880	1,927,113
6.125%, 1/01/09	3,910	3,969,510
Series C
5.25%, 1/01/11	2,765	2,849,581
Series D
6.45%, 1/01/14	630	654,665
North Carolina Eastern Muni Pwr Agy (Prerefunded)
Series A
6.00%, 1/01/26	1,720	2,011,231
North Carolina Infra Fin Corp.
FSA Series A
5.00%, 2/01/13 - 2/01/15	22,430	23,995,001
Series A
5.00%, 2/01/13	4,295	4,557,725

North Carolina Muni Pwr Agy #1 (Catawba Elec Rev)
5.25%, 1/01/14	15,545	16,361,734
AMBAC Series A
5.25%, 1/01/15	5,450	5,661,787
Series A
5.25%, 1/01/15 - 1/01/17	63,920	67,357,697
5.50%, 1/01/12 - 1/01/13	13,730	14,461,519
Series C
5.25%, 1/01/14 - 1/01/17	18,155	19,115,325
North Carolina Muni Pwr Agy #1 (Catawba Elec Rev) ETM
5.50%, 1/01/13	4,170	4,422,952

		182,958,856

Ohio - 1.6%
Cincinnati
Series A
5.00%, 12/01/15	5,780	6,270,780
Cleveland
FGIC Series K
5.25%, 1/01/13	5,000	5,270,300
Cuyahoga Cnty Hosp Fac Rev (Canton Inc Proj)
6.75%, 1/01/10	920	943,469
Hamilton Cnty Sales Tax (Prerefunded)
AMBAC Series B
5.75%, 12/01/12 - 12/01/13	5,145	5,483,953
Hamilton Cnty Sales Tax (Unrefunded)
AMBAC Series B
5.75%, 12/01/12 - 12/01/13	1,310	1,390,540
Montgomery Cnty Hosp Rev (Grandview Hosp & Med Ctr)
5.60%, 12/01/11	1,000	1,044,260
Montgomery Cnty Hosp Rev (Grandview Hosp & Med Ctr) ETM
5.40%, 12/01/09	1,145	1,192,517
Montgomery Cnty Hosp Rev (Grandview Hosp & Med Ctr) (Prerefunded)
5.50%, 12/01/10	2,100	2,190,048
Ohio St
Series A
5.00%, 6/15/14	2,195	2,361,886
Series I
5.00%, 5/01/14	5,000	5,372,950
Ohio St (Common Sch)
Series B
5.00%, 9/15/11	1,785	1,884,692

Ohio St (Hgr Ed Cap Fac)
AMBAC Series A
5.00%, 8/01/11	16,500	17,328,960
Ohio St Bldg Auth
5.00%, 4/01/12	5,000	5,286,000
Ohio St Bldg Auth (Workers Compensation Fac)
FGIC Series A
5.00%, 4/01/12	7,265	7,646,558
Ohio St Hgr Ed Cap Fac
Series A
5.20%, 2/01/10	6,890	7,160,708
Ohio St Wtr Dev Auth PCR (Wtr Quality Loan Fund)
5.00%, 6/01/13	5,860	6,283,385
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	4,540	4,539,637

		81,650,643

Oklahoma - 1.4%
McGee Creek Auth Wtr Rev
MBIA
6.00%, 1/01/23	3,980	4,529,837
Oklahoma Dev Fin Auth (Hillcrest Hlthcare Sys) ETM
Series A
5.00%, 8/15/09	1,000	1,025,770
Oklahoma Dev Fin Auth (Hillcrest Hlthcare Sys) (Prerefunded)
Series A
5.75%, 8/15/13	2,240	2,337,843
Oklahoma Hsg Fin Agy MFHR AMT
Series B-2
6.55%, 3/01/29	55	55,299
Oklahoma Transp Auth
AMBAC Series A
5.00%, 1/01/09	9,685	9,829,597
Tulsa Cnty Indl Auth (Capital Impr Rev)
FSA Series B
5.00%, 5/15/10 - 5/15/12	51,315	54,068,039

		71,846,385

Oregon - 0.5%
Clackamas & Washington Cnty
(Dist No. 003)
FGIC Series B
5.00%, 6/15/12	5,190	5,474,775

Emerald Peoples Util Dist
FGIC
7.35%, 11/01/08	1,265	1,285,531
Oregon St Dept of Administrative Svs
MBIA Series B
5.25%, 5/01/14	1,775	1,876,814
Portland Swr Sys Rev
MBIA Series A
5.00%, 6/15/13	5,090	5,419,883
Tri-Cnty Metro Transp Dist
MBIA
4.00%, 5/01/14	4,500	4,500,540
5.00%, 5/01/12	1,080	1,141,485
Washington Cnty Sch Dist No. 48 (J Beaverton Ref)
FSA
5.00%, 6/01/13	4,600	4,917,308

		24,616,336

Pennsylvania - 6.2%
Allegheny Cnty
MBIA Series C-54
5.375%, 11/01/18	3,400	3,689,340
Allegheny Cnty Arpt Rev (Pittsburgh In'l Arpt) AMT
MBIA Series A-1
5.75%, 1/01/09	4,310	4,363,487
Allegheny Cnty Hosp Dev Auth (Univ of Pittsburgh Med Ctr)
Series 2008A
5.00%, 9/01/14	46,500	48,807,330
Series B
5.00%, 6/15/18	8,200	8,377,366
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
Series A
5.00%, 11/15/09 - 11/15/13	23,340	22,912,083
Series B
9.25%, 11/15/22	3,020	3,500,422
Allegheny Cnty Redev Auth (Pittsburgh Mills Proj)
5.10%, 7/01/14	560	558,600
Bucks Cnty IDA Waste Mangement Inc. Proj
3.90%, 12/01/22 (b)	15,180	14,879,740
Central Bucks Sch Dist
5.00%, 5/15/16	5,000	5,334,400
Chester Cnty HEFA (Chester Cnty Hosp)
Series A
6.75%, 7/01/21	1,320	1,370,662

Pennsylvania St
FGIC
5.00%, 7/01/13	25,295	27,031,755
Pennsylvania St
5.00%, 3/01/16	19,040	20,545,302
5.25%, 7/01/14	13,440	14,626,080
FGIC
5.00%, 7/01/12 - 10/01/12	72,110	76,537,353
5.50%, 2/01/14	5,310	5,818,379
MBIA
5.00%, 9/01/11 - 2/01/15	33,770	35,893,376
5.25%, 2/01/11 - 2/01/14	11,970	12,945,337
5.375%, 7/01/16	2,225	2,461,428
Pennsylvania St Pub Sch Bldg Auth
Series A
5.00%, 6/01/14	5,370	5,758,036
Philadelphia Parking Auth
FSA
5.50%, 9/01/11	1,915	1,993,247
Westmoreland Cnty Muni Auth Muni Svc Rev
FGIC
5.00%, 8/15/09	4,135	4,206,742

		321,610,465

Puerto Rico - 2.1%
Comwlth of Puerto Rico
Series A
5.25%, 7/01/11	2,135	2,192,026
Comwlth of Puerto Rico Govt Dev Bank
Series B
5.00%, 12/01/13	3,400	3,470,890
Puerto Rico
Series A
5.00%, 7/01/30 (b)	26,525	26,401,659
Puerto Rico Govt Dev Bank
Series B
5.00%, 12/01/08 - 12/01/10	21,995	22,200,616
Puerto Rico Pub Bldg Auth
Series M
5.50%, 7/01/13	15,205	15,802,557
Puerto Rico Pub Fin Corp.
Series A
5.75%, 8/01/27 (b)	10,145	10,216,015
Univ of Puerto Rico
Series P
5.00%, 6/01/12 - 6/01/14	13,525	13,790,411
Series Q
5.00%, 6/01/12 - 6/01/15	13,055	13,310,018

		107,384,192

Rhode Island - 0.3%
Providence Pub Bldg Auth
FSA Series A
5.10%, 12/15/09	1,000	1,011,140
Rhode Island Depositors Econ Protection Corp. ETM
FSA Series A
5.50%, 8/01/20	1,500	1,658,745
5.75%, 8/01/19	4,940	5,650,767
Series A
6.375%, 8/01/22	5,780	6,914,267

		15,234,919

South Carolina - 1.0%
Greenville Cnty Sch Dist
5.00%, 12/01/10 - 12/01/15	22,600	23,984,552
Horry Cnty Sch Dist
SCSDE Series A
5.375%, 3/01/18	5,285	5,553,795
Lancaster Cnty Assmt Rev (Edenmoor Impr Dist)
Series B
5.375%, 12/01/16	3,775	3,509,844
Newberry Investing in Children Ed Newberry Cnty (Sch Dist Proj)
5.25%, 12/01/23 - 12/01/25	2,315	2,276,431
Richland Cnty
Series A
4.60%, 9/01/12	6,335	6,129,873
South Carolina St Pub Svc Auth
FSA Series D
5.25%, 1/01/14	2,080	2,230,155
MBIA Series B
5.00%, 1/01/11 - 1/01/12	7,385	7,763,484

		51,448,134

Tennessee - 0.1%
Memphis-Shelby Cnty Arpt Auth
AMBAC Series D
6.25%, 3/01/18	3,000	3,074,100
Memphis-Shelby Cnty Arpt Auth AMT
MBIA Series A
6.25%, 2/15/10	1,000	1,030,870
Tennessee Energy Acquisition Corp. (Prepaid Gas)
Series A
5.25%, 9/01/21	2,115	2,050,366

		6,155,336

Texas - 8.3%
Arlington ISD
5.00%, 2/15/13	2,000	2,125,920
PSF-GTD
5.00%, 2/15/14 - 2/15/21	6,265	6,550,808

Austin Elec Util Sys
FSA
5.00%, 11/15/13	3,035	3,248,209
Bell Cnty Hlth Fac Dev Corp (Lutheran Gen Hlthcare Sys) ETM
6.50%, 7/01/19	1,000	1,197,680
Brownsville Util Sys Rev
AMBAC
6.25%, 9/01/10 - 9/01/11	2,775	3,001,746
Camino Real Regl Mobility Auth
5.00%, 2/15/14 - 2/15/22	66,195	68,267,895
Series 2008
5.00%, 8/15/21	5,000	5,015,500
Clear Creek ISD
Series A
5.00%, 2/15/16	1,280	1,376,320
Conroe ISD
5.00%, 2/15/16	6,260	6,676,728
Dallas
5.00%, 2/15/11 - 2/15/14	26,750	28,405,954
Dallas Cnty Util & Reclamation Dist
MBIA
5.00%, 2/15/10	4,630	4,719,035
Dallas Wtrwks & Swr Sys Rev (Prerefunded)
5.00%, 10/01/13	2,395	2,469,604
Dallas Wtrwks & Swr Sys Rev (Refunded)
5.00%, 10/01/13	1,225	1,248,471
AMBAC Series 2007
5.00%, 10/01/14	8,110	8,669,266
El Paso
FGIC
5.00%, 8/15/12	5,750	6,077,807
Fort Worth ISD
5.00%, 2/15/16	5,000	5,376,250
Fort Worth Wtr & Swr Rev
FSA Series A
5.00%, 2/15/11	5,000	5,234,250
Harris Cnty (Permanent Impr)
Series A
5.25%, 10/01/24	14,000	14,642,600
Harris Cnty (Prerefunded)
5.375%, 10/01/18	1,475	1,575,861
Harris Cnty (Toll Road) Senior Lien
FSA
5.375%, 8/15/23	2,770	2,989,439

Harris Cnty (Unrefunded)
5.375%, 10/01/18	920	961,492
Harris Cnty Flood Ctl Dist
Series A
5.25%, 10/01/20 - 10/01/23	11,970	12,960,637
Houston
MBIA Series A
5.00%, 3/01/11 - 3/01/12	39,110	40,934,278
5.25%, 3/01/14	10,040	10,833,060
MBIA Series B
5.25%, 3/01/12	1,720	1,827,982
Houston Hotel Occupancy Tax & Spl Rev (Conventions & Entertainment)
AMBAC Series A
5.50%, 9/01/10	3,000	3,135,810
Houston Wtr & Swr Sys Rev Junior Lien Forward
FSA Series A
5.00%, 12/01/30	1,610	1,714,650
Houston Wtr & Swr Sys Rev Junior Lien Forward (Prerefunded)
AMBAC Series B
5.75%, 12/01/16 - 12/01/17	5,000	5,477,400
Katy Dev Auth (Metro Contract)
Series A
5.75%, 6/01/09	3,020	3,018,309
Lamar Consolidated ISD (Schhouse)
PSF-GTD
5.00%, 2/15/12	3,700	3,904,906
Lower Colorado River Auth
FSA Series 1999
5.875%, 5/15/16	10,760	11,113,896
FSA Series A
5.875%, 5/15/16	25	26,124
Magnolia ISD
5.00%, 8/15/16	425	430,738
Plano
5.00%, 9/01/13	5,045	5,396,788
Plano ISD
5.00%, 2/15/11	3,025	3,163,636
Retama Dev Corp Spl Fac Rev (Retama Racetrack) ETM
8.75%, 12/15/13 - 12/15/15	7,105	8,776,045
SA Energy Acquisition Pub Fac Corp.
5.25%, 8/01/15	1,855	1,853,831

San Antonio Cnty
FGIC Series 2006
5.25%, 8/01/12	5,000	5,329,700
San Antonio Elec & Gas Pwr Sys
5.25%, 2/01/14	4,395	4,762,993
5.375%, 2/01/13 - 2/01/20	7,500	8,051,850
San Antonio Hotel Occupancy Rev (Sub Lien)
AMBAC Series B
5.00%, 8/15/34 (b)	18,605	18,663,606
San Antonio Wtr Sys Rev
FSA
5.50%, 5/15/18	4,000	4,280,800
Tarrant Cnty Cultural Ed Fac Fin Corp.
5.25%, 11/15/16	1,160	1,104,796
Tarrant Cnty Hlth Fac Dev Corp (Harris Mthodist Hlth Sys) ETM
AMBAC Series A
5.125%, 9/01/12	2,755	2,848,532
Texas A & M Univ Rev (Fin Sys)
Series B
5.00%, 5/15/12	1,710	1,812,737
Texas Muni Pwr Agy
MBIA
Zero Coupon, 9/01/13	2,345	1,896,073
5.25%, 9/01/09	1,530	1,578,164
Texas Pub Fin Auth
AMBAC
5.00%, 2/01/15	5,000	5,300,450
Texas St
Series A
5.50%, 10/01/12	1,055	1,124,799
Series B
5.125%, 10/01/09	14,855	15,091,343
Texas St (Prerefunded)
5.25%, 8/01/21	660	684,400
Texas St (Unrefunded)
5.25%, 8/01/21	2,215	2,240,805
Texas St Transp Commission
5.00%, 4/01/14 - 4/01/16	14,800	15,937,177
Series A
5.00%, 4/01/13	6,935	7,398,258
5.25%, 4/01/14	10,185	11,055,003
Texas St Univ Sys
FSA
5.25%, 3/15/13	5,320	5,649,680

Univ of Texas
Series A
5.25%, 8/15/16	1,125	1,237,973
Series B
5.00%, 8/15/14	5,535	5,963,132
Series D
5.00%, 8/15/14 - 8/15/16	11,380	12,292,041
Univ of Texas (Prerefunded)
Series B
5.375%, 8/15/19	1,270	1,341,996
Williamson Cnty
MBIA
5.00%, 2/15/14	5,000	5,326,750

		435,371,983

Utah - 0.1%
Intermountain Pwr Agy, Pwr Sup Rev
AMBAC
5.00%, 7/01/10	1,505	1,564,929
FSA Series A
5.00%, 7/01/10	2,870	2,992,779
Intermountain Pwr Agy, Pwr Sup Rev (Prerefunded) ETM
AMBAC Series A
6.50%, 7/01/08	1,265	1,265,000
Intermountain Pwr Agy, Pwr Sup Rev (Unrefunded)
AMBAC Series A
6.50%, 7/01/08	735	735,000

		6,557,708

Virginia - 1.9%
Amelia Cnty IDA
4.80%, 4/01/27 (b)	1,040	1,032,210
Broad Street CDA
7.125%, 6/01/15	3,510	3,724,988
Celebrate North CDD Spl Assmt Rev
Series B
6.25%, 3/01/18	3,561	3,597,287
Cnty of Fairfax
5.00%, 6/01/13	5,330	5,727,565
Hampton
MBIA
5.00%, 1/15/15	5,000	5,368,100
Norfolk City
MBIA
5.00%, 3/01/14	3,065	3,279,611
Richmond
FSA
5.50%, 1/15/12	4,000	4,266,080

Virginia Coll Bldg Auth
5.00%, 2/01/12	16,585	17,551,740
Virginia Comwlth Brdg of Transp Rev (U.S. Route 58 Corridor Dev)
Series B
5.25%, 5/15/11	5,620	5,951,973
Virginia Pub Bldg Auth
Series B
5.00%, 8/01/12 - 8/01/14	25,140	26,879,836
Series C
5.00%, 8/01/12	8,300	8,827,465
Virginia Pub Sch Auth
5.00%, 4/15/10	8,835	9,193,966
Series A
5.00%, 8/01/14	5,040	5,433,372

		100,834,193

Washington - 8.9%
Central Puget Sound Regl Transp Auth
AMBAC Series A
5.00%, 11/01/18	1,015	1,066,400
Cowlitz Cnty Spl Swr Rev (Wastewtr Treatment)
FGIC
5.50%, 11/01/19	1,435	1,515,460
Douglas Cnty Sch Dist No. 206 (Eastmont)
FGIC
5.75%, 12/01/14	1,150	1,234,502
Energy Northwest Elec Rev
5.00%, 7/01/16	7,270	7,778,609
AMBAC Series A
5.00%, 7/01/18	5,040	5,282,172
5.25%, 7/01/11	4,505	4,752,963
MBIA Series A
5.25%, 7/01/13	6,545	7,028,414
5.50%, 7/01/12	1,855	1,995,052
5.75%, 7/01/17	7,000	7,525,630
Series 2007
5.00%, 7/01/16	9,355	10,009,476
Series 2008A
5.25%, 7/01/16	6,395	6,951,045
Series A
5.00%, 7/01/12 - 7/01/15	31,130	33,200,650
5.50%, 7/01/13	3,840	4,165,325
Series C
5.00%, 7/01/14 - 7/01/16	26,260	28,046,420
Series D
5.00%, 7/01/13	5,060	5,374,074
XLCA Series A
5.50%, 7/01/10	1,350	1,414,058

Energy Northwest Elec Rev (Columbia Generating)
MBIA Series A
5.75%, 7/01/18	2,455	2,639,346
King Cnty Sch Dist No. 1 Seattle
Series A
5.00%, 12/01/12 - 12/01/13	73,650	78,820,584
Seattle
5.00%, 1/01/10	2,285	2,363,513
FSA
5.00%, 8/01/13	9,915	10,591,600
Seattle Muni Light & Pwr Rev
5.625%, 12/01/12 - 12/01/16	6,590	6,955,993
Tacoma City
FSA
5.00%, 1/01/15	20,945	22,479,221
Washington Hlth Care Fac Auth
FSA
5.25%, 10/01/14	5,425	5,507,518
Washington Hlth Care Fac Auth (Overlake Hosp Med Ctr)
RADIAN Series C2
7.00%, 7/01/38 (b)+	3,850	3,850,000
Washington St
AMBAC
5.00%, 1/01/12 - 1/01/14	43,250	45,925,988
AMBAC Series A
5.00%, 1/01/14	8,810	9,428,991
AMBAC Series C
5.00%, 1/01/15 - 1/01/16	17,610	18,923,998
AMBAC Series D
5.00%, 1/01/14	7,610	8,144,679
AMBAC Series E
5.00%, 1/01/13 - 1/01/14	8,775	9,368,256
FSA
5.00%, 7/01/14 - 7/01/15	10,550	11,395,866
FSA Series 2007A
5.00%, 7/01/14	6,260	6,749,720
FSA Series B
5.00%, 7/01/13	5,785	6,204,123
FSA Series D
5.00%, 1/01/14	2,655	2,852,505
MBIA Series 2004A
5.00%, 7/01/13	2,050	2,190,753
Series 2003A
5.00%, 7/01/13	5,000	5,273,500
Series 2008D
5.00%, 1/01/15	5,980	6,421,563

Series A
5.00%, 7/01/13	10,330	11,039,258
Series B
5.00%, 7/01/13	1,700	1,816,722
Series C
5.00%, 1/01/13 - 1/01/17	51,490	55,052,089
Washington St (Various Purpose)
AMBAC Series 2006A
5.00%, 7/01/13	3,435	3,670,847

		465,006,883

Wisconsin - 2.3%
Milwaukee Metro Swr Dist
5.00%, 10/01/16	3,710	4,014,183
Wisconsin St
AMBAC Series 1
5.00%, 5/01/16	4,890	5,266,677
MBIA Series A
5.00%, 5/01/13	12,570	13,394,466
Wisconsin St
AMBAC Series 1
5.00%, 5/01/15	7,940	8,537,564
FGIC Series 3
5.25%, 5/01/13	5,500	5,916,240
FGIC Series E
5.00%, 5/01/13 - 5/01/15	5,890	6,309,918
FSA Series B
5.25%, 5/01/17	2,000	2,110,480
MBIA Series 1
5.25%, 5/01/13	4,545	4,893,147
5.50%, 5/01/10	5,205	5,443,025
MBIA Series 2
5.00%, 5/01/14	19,965	21,389,103
MBIA Series B
5.00%, 5/01/11 - 5/01/13	16,315	17,199,327
Wisconsin St Transp Rev
AMBAC Series B
5.00%, 7/01/13	4,270	4,527,011
FGIC
5.00%, 7/01/16	6,885	7,347,259
FGIC Series I
5.00%, 7/01/17	2,000	2,129,620
FSA Series A
5.25%, 7/01/14 - 7/01/16	12,610	13,780,052

		122,258,072

Total Long-Term Municipal Bonds (cost $5,064,020,809)		5,071,161,897

Short-Term Municipal Notes - 2.1%
Alaska - 0.8%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03A
2.05%, 6/01/37 (g)	5,000	5,000,000
Series 03B
2.05%, 7/01/37 (g)(h)	36,800	36,800,000
Series 03C
2.05%, 7/01/37 (g)	2,000	2,000,000

		43,800,000

Colorado - 0.2%
Colorado Ed & Cultural Fac Auth
1.70%, 7/01/29 - 2/01/34 (g)	3,930	3,930,000
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Program)
Series A-9
1.70%, 9/01/36 (g)	1,455	1,455,000
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog)
1.70%, 9/01/35 - 7/01/36 (g)	3,900	3,900,000

		9,285,000

District Of Columbia - 0.1%
Dist of Columbia Rev
1.55%, 10/01/34 (g)(h)	6,005	6,005,000

Florida - 0.2%
Orange Cnty IDA (Jewish Fed of Ctr Orlando)
Series 2003
1.55%, 1/01/28 (g)	4,270	4,269,482
Orange Cnty IDA (Lake Highland Prep Sch)
1.55%, 8/01/32 (g)	2,000	2,000,000
Palm Beach Cnty (St Andrews Sch)
1.55%, 10/01/28 (g)(h)	6,200	6,200,000

		12,469,482

Illinois - 0.1%
Chicago Brd of Ed
FSA Series C1
2.10%, 3/01/31 (g)	3,900	3,900,000

Nevada - 0.0%
Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (b)	1,175	1,175,505

New Jersey - 0.2%
New Jersey Econ Dev Auth
Series B
1.49%, 2/01/38 (g)	4,210	4,210,000

New Jersey EDA (Cascade Corp.)
Series A
1.49%, 2/01/38 (g)	4,300	4,300,000

		8,510,000

New Mexico - 0.0%
Hurley PCR (Kennecott Santa Fe)
2.05%, 12/01/15 (g)	1,500	1,500,000

North Carolina - 0.1%
North Carolina Capital Fac Fin Agy
1.50%, 6/01/25 (g)	1,640	1,640,000
1.55%, 7/01/21 (g)	3,295	3,294,459

		4,934,459

Pennsylvania - 0.3%
Beaver Cnty IDA PCR (Cleveland Elec Proj)
Series 98
3.75%, 10/01/30 (b)	13,165	13,147,227

South Carolina - 0.1%
South Carolina Jobs EDA (South Carolina St Univ Hsg)
Series A
1.55%, 3/01/27 (g)	3,135	3,134,480

Texas - 0.0%
Lower Neches Valley Auth IDA
1.95%, 8/01/22 (g)	1,600	1,600,000

Total Short-Term Municipal Notes (cost $109,476,505)		109,461,153

Total Investments - 99.4% (cost $5,173,497,314)		5,180,623,050
Other assets less liabilities - 0.6%		30,057,692

Net Assets - 100.0%		$5,210,680,742

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$18,200	7/12/08	BMA	*	3.815%	$92,547

Merrill Lynch	22,255	2/12/12	BMA	*	3.548%	531,355

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2008.
(b)	Variable rate coupon, rate shown as of June 30, 2008.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $7,103,211 or 0.1% of net assets.

(d)	When-Issued or delayed delivery security.
(e)	Illiquid security, valued at fair value.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	Position, or a portion thereof, has been segregated to collateralize when issued and/or delayed delivery securities.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2008 and the aggregate market value of these securities amounted to $6,675,000 or 0.1% of net assets.

As of June 30, 2008, the Portfolio held 47% of net assets in insured bonds (of this amount 9% represents the Portfolio's holding in pre-refunded bonds). 15% of the Portfolio's insured bonds were insured by MBIA.

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
ST GTD	-	State Guaranteed
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 97.4%
California - 78.7%
Anaheim Union High Sch Dist
FSA Series A
5.375%, 8/01/19	$5,035	$5,460,457
Antelope Valley Union High Sch Dist
MBIA Series A
5.375%, 8/01/19	1,000	1,052,790
Antioch Pub Fin Auth (Muni Fac Proj)
MBIA Series B
5.50%, 1/01/16	2,380	2,455,970
Azusa Uni Sch Dist
FSA
5.00%, 7/01/24	2,320	2,384,171
Bay Area Infra Fin Auth
FGIC
5.00%, 8/01/17	32,350	33,102,461
Bay Area Toll Auth Toll Brdg Rev
5.00%, 4/01/16 - 4/01/19	24,810	26,497,184
Bay Area Toll Auth Toll Brdg Rev (San Francisco Bay Area)
Series F
5.00%, 4/01/12	2,910	3,090,158
California Dept of Transp (Fed Hwy Grant Antic Bds)
FGIC Series A
5.00%, 2/01/12 - 2/01/14	33,625	35,651,977
California Dept of Wtr Res Pwr Sup Rev (Prerefunded)
FGIC Series 02A
5.125%, 5/01/18	2,800	3,017,392
California Econ Rec Bonds
FGIC Series A
5.25%, 1/01/11	12,320	12,948,074
MBIA Series A
5.00%, 7/01/12	6,135	6,512,855
California Ed Fac Auth Rev (Pomona Coll)
Series A
5.00%, 1/01/18	5,970	6,462,286
California Ed Fac Auth Rev (Univ of the Pacific)
5.50%, 11/01/18	2,190	2,362,791

California Health Fac Fin Auth (Catholic Healthcare West)
Series I
5.125%, 7/01/22	3,790	3,796,746
California Hlth Fac Fin Auth (Stanford Hosp)
Series A-3
3.45%, 11/15/40 (a)	2,705	2,684,496
California Infra & Econ Dev Bank
AMBAC
5.00%, 10/01/15	1,030	1,087,206
California Infra & Econ Dev Bank (Jewish Comnty Ctr)
2.30%, 12/01/31 (b)	500	500,000
California Pollution Ctl Fin Auth (USA Waste Svcs Inc. Proj)
4.00%, 6/01/18 (a)	1,000	993,250
4.50%, 6/01/18 (a)	2,500	2,483,225
California Pub Wks Brd (Dept Corections St Prisons)
AMBAC Series A
5.00%, 12/01/19	2,630	2,677,366
California Pub Wrks Brd (California St Univ)
FGIC
5.00%, 10/01/14	3,740	3,987,177
California Rural Home MFA SFMR (Mtg-Backed Securities Program)
GNMA/ FNMA Series A
6.55%, 6/01/30 (a)	210	212,535
California Spl Dist Assoc Fin Corp.
FSA Series Z
5.50%, 8/01/17	1,000	1,069,650
California St
5.00%, 4/01/11 - 2/01/33	67,550	71,889,539
5.25%, 2/01/11 - 10/01/20	37,640	40,079,152
AMBAC
5.00%, 11/01/16	5,315	5,660,900
6.00%, 2/01/17	5,470	6,101,894
FSA
5.00%, 8/01/16	1,825	1,960,908
FSA-CR
5.00%, 5/01/12	1,040	1,103,430
MBIA
5.00%, 7/01/15 - 8/01/24	16,275	17,312,394
5.25%, 7/01/13	16,245	17,552,723
California St (Prerefunded)
5.25%, 9/01/18 - 9/01/20	3,965	4,173,908
California St (Various Purposes)
5.00%, 3/01/12 - 3/01/14	25,940	27,479,159

California St Dept of Wtr Res
FGIC
5.25%, 12/01/18	5,000	5,280,445
MBIA
5.00%, 12/01/16	7,400	7,906,515
California St Dept of Wtr Res (Prerefunded)
FSA Series W
5.25%, 12/01/22	260	278,915
California St Dept of Wtr Res Pwr Sup Rev
1.45%, 5/01/22 (b)	4,850	4,850,000
5.00%, 5/01/17 - 5/01/18	24,410	26,045,494
6.00%, 5/01/13 - 5/01/15	3,760	4,145,239
AMBAC Series A
5.50%, 5/01/13	6,075	6,534,695
FGIC Series A
5.00%, 11/01/24	1,570	1,594,099
FSA
5.00%, 5/01/17	21,050	22,796,939
California St Econ Rec
Series A
5.25%, 1/01/11 - 7/01/12	24,875	26,275,832
California St Pub Wks Brd
FGIC
5.00%, 9/01/16	1,505	1,607,746
California St Univ (Ref Systemwide)
AMBAC Series B
5.00%, 11/01/14	3,575	3,839,049
California Statewide CDA (Kaiser Permanente)
Series E
3.875%, 4/01/32 (a)	3,270	3,294,296
California Statewide Comnty Dev Auth (Los Angeles Jewish House for the Aging)
4.50%, 11/15/13	1,025	1,037,116
California Statewide Comnty Dev Auth (Redlands Comnty Hosp)
RADIAN Series A
5.00%, 4/01/12 - 4/01/13	3,485	3,600,341
California Statewide Comnty Dev Auth (Ref-Southern Calif Ed Co)
XLCA Series B
4.10%, 4/01/28 (a)	14,055	13,586,968
California Statewide Comnty Dev Auth (Uni Hlth America)
AMBAC
5.60%, 10/01/11	53,800	56,174,732
Castaic Lake Wtr Agy (Ref-Wtr Sys Impr Proj)
MBIA Series A
7.25%, 8/01/08	1,510	1,515,964

Chaffey Comnty Coll Dist (Election of 2002)
MBIA Series B
5.00%, 6/01/25	1,440	1,474,574
Chula Vista CFD Spl Tax (No. 06-1 Eastlake Woods Area)
Series A
4.25%, 9/01/08	565	565,989
4.60%, 9/01/09	680	687,249
Compton Comnty Redev Agy (Ref Tax Alloc Redev Proj)
AMBAC Series A
5.00%, 8/01/11	3,395	3,551,374
Cotati-Rohnert Park Uni Sch Dist (Ref Crossover)
FGIC
5.00%, 8/01/20	2,020	2,080,560
Culver City Redev Agy (Tax Alloc Redev Proj)
MBIA
5.50%, 11/01/18	1,000	1,046,420
MBIA Series A
5.50%, 11/01/17	1,270	1,331,036
Culver City Redev Fin Auth (Tax Alloc Redev Proj)
AMBAC
5.50%, 11/01/14	1,195	1,228,436
Dinuba Redev Agy
4.40%, 10/01/11	3,350	3,300,085
Fremont Pub Fin Auth
Series A
3.75%, 9/02/11	1,755	1,703,368
Gateway Uni Sch Dist
MBIA Series A
5.00%, 8/01/24	1,230	1,260,959
Gilroy Uni Sch Dist
FGIC
5.25%, 8/01/20	1,900	1,977,083
Golden St Tobacco Securitization Corp. (Enhanced Asset Bkd)
5.625%, 6/01/38	1,715	1,855,561
6.25%, 6/01/33	24,545	26,523,818
6.75%, 6/01/39	12,205	13,815,328
AMBAC Series A
5.00%, 6/01/20	10,970	11,029,019
AMBAC Series B
5.00%, 6/01/38	3,450	3,636,921
Golden St Tobacco Securitization Corp. (Enhanced Asset Bkd) Prerefunded
Series B
5.50%, 6/01/43	29,240	31,473,936

Grossmont-Cuyamaca Comnty Coll Dist
ASSURED GTY
5.25%, 8/01/17	1,150	1,268,622
Imperial Irrigation Dist (Elec Sys Rev)
MBIA
5.00%, 11/01/18	1,500	1,527,975
Kern High Sch Dist
7.10%, 8/01/11	1,000	1,119,960
MBIA Series A
6.30%, 2/01/11	1,000	1,074,550
Lincoln (CFD No 2003-1) Spl Tax
5.35%, 9/01/16	705	775,035
5.90%, 9/01/24	1,100	1,237,544
Loma Linda Hosp Rev (Loma Lind Univ Med Ctr)
Series A
5.00%, 12/01/13 - 12/01/14	7,505	7,694,189
Long Beach Bond Fin Auth Lease Rev (Civic Ctl Proj)
MBIA Series A
5.00%, 10/01/17	3,130	3,181,801
Long Beach Bond Fin Auth Lease Rev (Pub Safety Fac Proj)
AMBAC
5.25%, 11/01/19 - 11/01/22	3,765	3,799,600
Los Altos Sch Dist
MBIA Series B
5.00%, 8/01/18	2,000	2,120,340
Los Angeles
MBIA Series A
5.00%, 9/01/16	3,240	3,422,056
Los Angeles Cnty COP (Antelope Valley Courthouse)
AMBAC Series A
5.75%, 11/01/19	2,815	3,011,937
Los Angeles Cnty Metro Transp Auth
AMBAC
5.00%, 7/01/14	4,015	4,288,863
FSA
5.00%, 7/01/14 - 7/01/15	10,075	10,894,934
Los Angeles Cnty Metro Transp Auth (Cap Grant Rcpts Gold Line Proj)
FGIC Series A
5.00%, 10/01/10 - 10/01/12	16,505	16,889,926
Los Angeles Cnty Metro Transp Auth (Proposition A First Tier Senior)
AMBAC Series A
5.00%, 7/01/14 - 7/01/15	2,910	3,111,628

Los Angeles Cnty Pub Wks Fin Auth
MBIA
5.00%, 10/01/10 - 10/01/15	26,125	27,853,161
Los Angeles Cnty Pub Wks Fin Auth Lease Rev
FGIC
5.00%, 9/01/12 - 9/01/13	20,480	21,198,320
Los Angeles Cnty Pub Wks Fin Auth Lease Rev (Master Ref Proj)
MBIA Series A
5.00%, 12/01/11	3,580	3,765,265
Los Angeles Comnty Redev Agy (Tax Alloc Sub Lien Bunker Hill)
Series L
3.50%, 3/01/09	1,335	1,341,395
Los Angeles Dept of Wtr & Pwr (Pwr Sys )
FSA Series A
5.25%, 7/01/18	2,040	2,125,313
MBIA Series A
5.375%, 7/01/18	5,000	5,189,350
MBIA Series B
5.00%, 7/01/12	2,260	2,403,555
Los Angeles Sanitation Equipment Charge
FSA Series A
5.25%, 2/01/19 - 2/01/20	8,355	8,607,430
Los Angeles Uni Sch Dist
AMBAC
5.00%, 7/01/13	3,260	3,477,670
FGIC
5.00%, 7/01/22	7,845	8,082,860
FGIC Series A-1
5.00%, 7/01/20	5,640	5,859,058
FSA
5.00%, 7/01/14 - 7/01/16	12,825	13,882,186
FSA Series A
5.00%, 7/01/22	4,900	5,273,674
5.25%, 7/01/20	1,470	1,598,875
MBIA
5.00%, 1/01/28	59,300	63,822,218
5.25%, 7/01/14	8,285	8,885,248
5.75%, 7/01/15	5,000	5,597,200
MBIA Series A
5.00%, 7/01/11	2,200	2,318,008
5.25%, 7/01/12	1,865	1,997,173
MBIA Series A-2
5.00%, 7/01/20	11,000	11,427,240
Los Angeles Uni Sch Dist (Election of 1997)
MBIA Series E
5.50%, 7/01/15	8,940	9,705,264

Los Angeles Uni Sch Dist (Election of 2004)
AMBAC Series E
5.00%, 7/01/15	3,090	3,317,826
Los Angeles Uni Sch Dist (Election of 2005)
AMBAC Series B
5.00%, 7/01/12	2,330	2,469,031
AMBAC Series C
5.00%, 7/01/12	6,030	6,389,810
Los Gatos-Saratoga Joint Union High Sch Dist (Election of 1998)
Series B
5.75%, 12/01/20	1,325	1,431,106
Mammoth Uni Sch Dist (Capital Appreciation)
MBIA
Zero Coupon, 8/01/21	1,100	596,101
Zero Coupon, 8/01/22	1,000	513,570
Metro Wtr Dist of Southern California (Wtrwrks Rev)
5.75%, 7/01/21	2,045	2,314,102
MBIA Series B-3
5.00%, 10/01/18	3,410	3,579,272
Metro Wtr Dist of Southern California ETM
5.75%, 7/01/21	1,615	1,845,751
Monrovia Redev Agy
4.40%, 6/01/12	2,830	2,749,713
Mount San Antonio Comnty Coll Dist (Ref 2001 Election)
MBIA Series A
5.00%, 8/01/14	5,610	5,905,254
M-S-R Pub Pwr Agy
MBIA
5.00%, 7/01/12 - 7/01/13	4,715	5,001,440
Northern California Gas Auth No.1
5.00%, 7/01/09	8,735	8,812,479
Northern California Pwr Agy Pub Pwr Rev
AMBAC Series A
5.80%, 7/01/09	1,815	1,878,017
Northern California Pwr Agy Pub Pwr Rev (Ref Hydroelec Proj No.1)
MBIA Series A
5.00%, 7/01/17	2,685	2,714,025
Northern California Pwr Agy Pub Pwr Rev ETM
AMBAC Series A
5.80%, 7/01/09	935	973,400
Oakland Uni Sch Dist (Election 2000)
MBIA
5.00%, 8/01/11 - 8/01/13	7,070	7,416,659

Orange Cnty Pub Fin Auth Lease Rev
MBIA
5.00%, 7/01/11 - 7/01/13	21,070	22,319,017
Pasadena Uni Sch Dist
FGIC Series B
5.00%, 7/01/20	2,050	2,138,252
Pittsburg Redev Agy (Res Mtg Rev) ETM
FHLMC/ FNMA
9.60%, 6/01/16	1,000	1,374,870
Pomona Pub Fin Auth
AMBAC
5.00%, 2/01/11	1,635	1,711,248
Rancho Santiago Comnty Coll Dist
FSA
5.00%, 9/01/25	2,275	2,345,252
Rancho Wtr Dist Fin Auth
FSA Series A
5.50%, 8/01/12	1,075	1,146,573
Redding Joint Pwr Fin Auth (Elec Sys Rev)
MBIA Series A
6.25%, 6/01/09	1,000	1,037,510
Riverside Swr Rev
FGIC
7.00%, 8/01/08	1,000	1,003,360
Sacramento City Fin Auth (Capital Impr)
AMBAC Series A
5.50%, 12/01/17	5,930	6,350,437
Sacramento City Fin Auth (City Hall & Redev Proj)
FSA Series A
5.375%, 12/01/18	1,440	1,567,858
Sacramento City Fin Auth (Lease Rev)
Series B
5.40%, 11/01/20	2,000	2,139,300
Sacramento Cnty Sanitation Dist Fin Auth Rev
AMBAC
5.50%, 12/01/21	1,175	1,288,564
Series A
5.60%, 12/01/16	3,055	3,059,460
Salinas Pub Fin Auth (Ref Assmt Dist Ref Sub)
5.00%, 9/02/09	295	300,328
5.25%, 9/02/11	310	317,778
Series B
4.75%, 9/02/08	375	375,934
Salinas Union High Sch Dist
FGIC Series A
5.25%, 10/01/20 - 10/01/21	4,630	5,054,293

San Bernardino Cnty COP (West Valley Dept Ctr Ref)
MBIA Series A
5.25%, 11/01/17	7,495	7,958,716
San Diego Cnty (Edgemoor Proj & Regl Sys)
AMBAC
5.00%, 2/01/15	2,000	2,116,980
San Diego Cnty Wtr Auth
FSA
5.00%, 5/01/19	2,680	2,862,160
San Diego Uni Sch Dist (Election 1998)
FGIC Series D
5.25%, 7/01/25	2,170	2,317,582
San Francisco City & Cnty Arpt Commission
ASSURED GTY
5.00%, 5/01/15 - 5/01/16	25,530	25,936,632
San Francisco City & Cnty Arpt Commission (Int’l Arpt Rev Second) AMT
FSA Series 15A
5.00%, 5/01/18	1,505	1,520,246
San Francisco City & Cnty Arpt Commission (San Francisco Intl Arpt)
ASSURED GTY
5.00%, 5/01/16	1,345	1,362,297
San Francisco City & Cnty Pub Util Commission
MBIA
5.25%, 10/01/14	5,245	5,619,073
San Jose Redev Agy Tax Alloc (Merged Area Redev) (Prerefunded) ETM
MBIA
6.00%, 8/01/15	330	381,091
San Jose Redev Agy Tax Alloc (Merged Area Redev) (Unrefunded)
MBIA
6.00%, 8/01/15	670	745,757
San Mateo Cnty Comnty Coll Dist (Election 2001)
FGIC Series A
5.375%, 9/01/20	1,140	1,186,615
San Mateo Cnty Transp Dist
MBIA Series A
5.50%, 6/01/16	1,430	1,608,221
San Ramon Valley Uni Sch Dist (Election 2002)
FSA
5.25%, 8/01/20	1,000	1,064,050
Santa Clara Redev Agy (Tax Alloc Bayshore North Proj)
MBIA
5.00%, 6/01/15	1,000	1,005,520
Santa Fe Springs Comnty Dev Commission
MBIA Series A
5.375%, 9/01/17	1,460	1,552,316

South Orange Cnty Pub Fin Auth (Foothill Area)
FGIC Series C
8.00%, 8/15/09	1,100	1,158,025
Taft Pub Fin Auth (Comnty Correctional Fac Proj)
Series A
5.95%, 1/01/11	1,645	1,656,893
Tahoe-Truckee Uni Sch Dist No. 1
MBIA
5.50%, 8/01/19	1,185	1,302,647
Tobacco Securitization Auth of Northern California (Asset Bkd Bds)
Series A
5.375%, 6/01/41	13,025	13,884,520
Tobacco Securitization Auth of Southern California (Asset Bkd Bds)
Series B
6.00%, 6/01/43	9,180	10,082,210
Univ of California
FSA
5.00%, 5/15/16	6,275	6,798,272
MBIA
5.00%, 5/15/13 - 5/15/15	14,040	15,088,917
Walnut Pub Fin Auth Tax Alloc (Walnut Impr Proj)
AMBAC
5.375%, 9/01/20	2,075	2,141,483

		1,153,327,561

Alabama - 0.4%
Birmingham Wtrwrks & Swr Brd
MBIA
5.00%, 1/01/37	5,845	6,236,732

Arizona - 0.1%
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	585	560,307
Yavapai Cnty IDA (Waste Management Inc. Proj)
Series 2007A
4.25%, 3/01/28 (a)	1,445	1,421,765

		1,982,072

Colorado - 0.0%
Denver City & Cnty (Arpt Rev) AMT
Series D
7.75%, 11/15/13	445	487,889

Florida - 3.7%
Arborwood CDD (Centex Homes Proj)
Series B
5.25%, 5/01/16	1,800	1,585,638
Series B-2
5.10%, 5/01/16	935	812,870

Bartram Park CDD
(Spl Assmt)
4.875%, 5/01/15	660	574,999
Beacon Tradeport CDD (Spl Assmt Indl Proj)
Series B
7.125%, 5/01/22	765	771,587
Chapel Creek CDD
5.20%, 5/01/11	1,590	1,508,608
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	540	524,059
Dupree Lakes CDD
5.00%, 11/01/10	300	285,807
Durbin Crossing CDD (Spl Assmt)
Series B-2
4.875%, 11/01/10	2,000	1,902,160
Fiddlers Creek CDD No. 2 (Spl Assmt)
Series B
5.75%, 5/01/13	635	595,719
Florida St Dept of Enviro Protection
MBIA
5.00%, 7/01/13	6,760	7,113,278
Florida St Trpk Auth
FGIC
5.00%, 7/01/12 - 7/01/14	7,935	8,379,206
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	400	394,652
Lake Ashton II CDD (Capital Impr Rev)
Series B
4.875%, 11/01/10	425	409,292
Lakewood Ranch Stewardship CDD
Series B
5.00%, 5/01/13	1,135	1,030,603
Meadow Pointe III CDD (Capital Impr Rev)
Series 2004-1
4.80%, 11/01/09	400	390,508
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
6.75%, 11/15/24	2,400	2,445,624
Middle Village CDD (Spl Assmt)
Series B
5.00%, 5/01/09	175	173,281
Monterra CDD (Spl Assmt)
Series B
5.00%, 11/01/10 (c)	2,390	1,731,842
5.125%, 11/01/14 (c)	1,185	801,795

New River CDD
5.00%, 5/01/13	1,735	1,572,916
Palm Glades CDD
4.85%, 8/01/11	705	663,821
Parker Road CDD
5.35%, 5/01/15	2,060	1,845,636
Paseo CDD
5.00%, 2/01/11	765	724,570
Paseo CDD (Capital Impr Rev)
Series B
4.875%, 5/01/10	750	720,060
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	2,050	1,815,972
Rolling Hills CDD
5.125%, 11/01/13	2,025	1,833,232
Sandy Creek CDD
5.50%, 5/01/15	600	542,334
Shingle Creek CDD
5.75%, 5/01/15	2,695	2,466,410
Six Mile Creek CDD
5.50%, 5/01/17	1,125	944,156
Sterling Hill CDD (Capital Impr Rev)
Series B
5.50%, 11/01/10	190	187,503
Stoneybrook South CDD
Series B
5.45%, 11/01/15	3,435	3,076,867
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15 (c)	1,015	607,122
Venetian CDD (Capital Impr)
Series B
5.95%, 5/01/12	135	132,728
Vizcaya CDD
7.00%, 12/20/08	4,800	4,804,608
Waterford Estates CDD
5.125%, 5/01/13	1,000	882,210

		54,251,673

Guam - 0.6%
Comwlth of the Northern Mariana Islands
ACA Series A
6.00%, 6/01/14	2,830	2,995,668
Guam Govt Wtrwks Auth (Wtr & Wastewtr Sys Rev)
5.00%, 7/01/12	1,270	1,262,749
5.50%, 7/01/16	1,500	1,511,235

Guam Govt Wtrwks Auth COP
(Prerefunded)
5.18%, 7/01/15	2,408	2,489,372

		8,259,024

Illinois - 0.4%
Bolingbrook Sales Tax Rev
6.00%, 1/01/26 (d)	4,450	4,332,609
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	680	678,341

		5,010,950

Indiana - 0.2%
South Bend Econ Dev (One Michiana Square Proj)
4.77%, 10/01/09 (a)	3,100	3,030,808

Louisiana - 0.3%
Coves of the Highland Cnty CDD
5.60%, 11/01/21	3,200	2,856,256
Tangipahoa Parish Sch Dist
5.90%, 5/01/22	1,035	937,607

		3,793,863

Massachusetts - 0.1%
Comwlth of Massachusetts
5.50%, 1/01/13	1,680	1,822,985

Nevada - 1.0%
Clark Cnty Impr (Dist No. 142)
5.30%, 8/01/11	1,965	1,944,623
Clark Cnty Sch Dist
5.00%, 6/15/16	3,340	3,586,625
MBIA
5.50%, 6/15/12	7,165	7,708,394
Henderson Loc Impr Dist No. T-16
4.75%, 3/01/13	315	278,132
Las Vegas Spl Impr Dist No. 607 (Loc Impr Bonds)
4.80%, 6/01/09	1,585	1,561,574

		15,079,348

North Carolina - 0.3%
North Carolina Eastern Muni Pwr Agy Pwr Rev
Series C
5.30%, 1/01/15	3,580	3,692,412

Ohio - 1.0%
American Muni Pwr Inc.
5.00%, 2/01/13	12,090	12,133,645
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	2,745	2,744,780

		14,878,425

Pennsylvania - 0.5%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys)
Series 07A
5.00%, 11/15/17	7,750	7,142,710

Puerto Rico - 7.7%
Comwlth of Puerto Rico
5.00%, 7/01/10	1,285	1,311,625
FGIC
5.25%, 7/01/10	2,000	2,046,300
Govt Dev Bank for Puerto Rico
5.00%, 12/01/11	1,035	1,059,695
Puerto Rico
MBIA-IBC Series A
5.50%, 7/01/15	5,535	5,867,377
Series A
5.00%, 7/01/30 (a)	3,230	3,214,980
Series C
5.00%, 7/01/18 (a)	6,020	6,020,000
Puerto Rico Elec Pwr Auth
5.50%, 7/01/17	3,940	4,210,757
Puerto Rico Hwy & Transp Auth
AMBAC
5.50%, 7/01/10	890	935,342
FSA Series AA
5.00%, 7/01/26 (a)	31,130	32,155,422
Puerto Rico Infra Fin Auth
AMBAC Series C
5.50%, 7/01/15	4,155	4,404,508
Puerto Rico Muni Fin Agy
FSA
5.00%, 8/01/14	1,100	1,161,831
FSA Series C
5.00%, 8/01/13	6,225	6,558,037
Series A
5.00%, 8/01/10	3,915	3,999,251
Puerto Rico Pub Bldg Auth
5.25%, 7/01/11	1,015	1,042,111
5.50%, 7/01/12	1,140	1,183,564
5.75%, 7/01/15	2,545	2,699,609
Puerto Rico Pub Bldg Auth (Govt Fac)
FGIC Series H
5.25%, 7/01/14	3,230	3,288,108
Puerto Rico Pub Fin Corp.
5.50%, 8/01/29	15,260	16,224,737
Series A
5.75%, 8/01/27 (a)	11,500	11,580,500

Puerto Rico Pub Fin Corp.
(Commonwealth Appropriation)
MBIA Series A
5.25%, 8/01/29 (a)	4,365	4,400,182

		113,363,936

South Carolina - 0.1%
Lancaster Cnty Assmt Rev (Edenmoor Impr Dist)
Series B
5.375%, 12/01/16	1,650	1,534,104

Texas - 1.2%
Arlington ISD
5.00%, 2/15/12	7,165	7,561,798
El Paso Cnty
MBIA
5.00%, 2/15/16	1,435	1,535,163
Univ of Texas
5.25%, 8/15/13	7,475	8,097,219
Willacy Cnty (Loc Govt Corp Proj)
6.00%, 3/01/09	445	455,070

		17,649,250

Virginia - 0.4%
Broad Street CDA
7.125%, 6/01/15	1,190	1,262,888
Celebrate North CDD Spl Assmt Rev
Series B
6.25%, 3/01/18	1,250	1,262,737
Louisa IDA Pollution Ctl (Virginia Elec & Pwr Co.)
5.25%, 12/01/08	3,310	3,341,776

		5,867,401

Washington - 0.7%
Washington St
5.00%, 7/01/13	9,155	9,783,582

Total Long-Term Municipal Bonds (cost $1,425,554,450)		1,427,194,725

Short-Term Municipal Notes - 1.2%
California - 1.0%
Abag Fin Auth for Nonprofit Corp.
1.35%, 6/01/29 (b)	500	500,000
California Pollution Ctl Fin Auth
1.50%, 11/01/26 (b)	5,800	5,800,000
California St
2.85%, 5/01/33 (b)	1,000	1,000,000
California St Dept of Wtr Res Pwr Sup Rev
FSA
1.30%, 5/01/22 (b)	6,500	6,500,000
Series 02B-2
2.85%, 5/01/22 (b)	500	500,000

		14,300,000

Pennsylvania - 0.2%
Beaver Cnty IDA PCR (Cleveland Elec Proj)
Series 98
3.75%, 10/01/30 (a)	3,415	3,410,390

Total Short-Term Municipal Notes (cost $17,715,000)		17,710,390

Total Investments - 98.6% (cost $1,443,269,454)		1,444,905,115
Other assets less liabilities - 1.4%		19,977,568

Net Assets - 100.0%		$1,464,882,683

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio		Payments received by the Portfolio
Merrill Lynch	$6,000	7/12/08	BMA	*	3.815%	$30,510

(a)	Variable rate coupon, rate shown as of June 30, 2008.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Illiquid security, valued at fair value.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

As of June 30, 2008, the Portfolio held 59% of net assets in insured bonds (of this amount 20% represents the Portfolio's holding in pre-refunded bonds). 23% of the Portfolio's insured bonds were insured by MBIA.

Glossary:

ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GNMA	-	Government National Mortgage Association
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance
MFA	-	Mortgage Finance Authority
PCR	-	Pollution Control Revenue Bond
RADIAN	-	Radian Group, Inc.
SFMR	-	Single Family Mortgage Revenue
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.5%
Long-Term Municipal Bonds - 94.9%
New York - 73.4%
Albany Cnty
FGIC
5.00%, 10/01/12	$1,100	$1,135,156
Babylon Waste Fac
FGIC
9.00%, 8/01/09	1,550	1,655,571
Erie Cnty IDA Sch Fac Rev (Buffalo City Sch Dist Proj)
FSA
5.00%, 5/01/14	1,120	1,201,110
5.75%, 5/01/24	1,520	1,661,102
FSA Series A
5.00%, 5/01/16	1,210	1,309,160
Long Island Pwr Auth
AMBAC
5.25%, 4/01/09	4,550	4,633,038
AMBAC Series A
5.50%, 12/01/09	1,180	1,218,940
MBIA Series D
5.00%, 9/01/12	10,115	10,697,321
MBIA Series F
5.00%, 5/01/13 - 5/01/16	34,410	36,655,752
Series A
5.00%, 6/01/09	7,500	7,679,325
Metro Transp Auth
AMBAC Series A
5.50%, 11/15/18	5,325	5,587,469
FGIC Series A
5.25%, 11/15/15 - 11/15/16	12,965	13,915,460
MBIA Series E
5.00%, 11/15/10	10,150	10,607,664
Series B
5.00%, 11/15/16 - 11/15/17	6,645	7,066,750

Metro Transp Auth (Dedicated Tax Fd)
FSA Series A
5.25%, 11/15/12 - 4/01/15	15,285	16,654,137
MBIA Series A
5.00%, 11/15/11	1,865	1,959,089
5.25%, 11/15/13	2,660	2,850,882
Metro Transp Auth Commuter Fac ETM
AMBAC Series B
5.00%, 7/01/20	535	548,429
MBIA Series A
6.10%, 7/01/09	1,495	1,560,047
Metro Transp Auth New York Svc Contract
MBIA Series B
5.50%, 1/01/13	4,090	4,388,775
Metro Transp Auth New York Svc Contract (Transp Fac Rev)
AMBAC Series B-1
5.00%, 7/01/18	1,000	1,057,370
Nassau Cnty
AMBAC Series A
5.50%, 7/01/10	1,120	1,176,482
6.00%, 7/01/11	1,000	1,077,860
FGIC Series A
6.00%, 7/01/12 - 7/01/13	2,000	2,192,770
MBIA
5.40%, 1/15/10	1,090	1,127,572
Nassau Cnty IDA (North Shore Long Island Jewish Hlth Sys)
5.625%, 11/01/10	385	385,000
Nassau Cnty Interim Fin Auth
AMBAC
5.375%, 11/15/15 - 11/15/16	3,770	4,024,885
AMBAC Series A
5.00%, 11/15/12 - 11/15/13	6,860	7,317,077
AMBAC Series B
5.00%, 11/15/12 - 11/15/14	10,190	10,862,532
AMBAC Series H
5.25%, 11/15/13	1,745	1,883,413
New York City
5.00%, 3/01/10 - 3/01/16	63,595	67,039,185
5.25%, 9/01/14 - 8/01/17	13,560	14,462,554
5.50%, 8/01/13	7,820	8,428,005
FSA
5.25%, 8/01/12 - 8/01/14	13,615	14,627,203
MBIA-IBC
5.00%, 8/01/13 - 8/01/23	7,030	7,375,613
5.75%, 8/01/11	7,570	8,101,490

Series 4B
5.00%, 8/01/10	1,125	1,170,889
Series 4G
5.00%, 8/01/12	3,910	4,123,369
Series C
5.00%, 1/01/15 - 1/01/16	6,625	7,057,851
5.50%, 8/01/14	6,870	7,371,167
Series E
5.00%, 8/01/16	5,500	5,872,350
Series F
5.25%, 8/01/16	3,335	3,475,303
Series G
5.00%, 8/01/10 - 8/01/11	2,540	2,651,257
Series H
5.00%, 8/01/11	1,080	1,132,315
Series I
5.00%, 8/01/10	5,265	5,479,759
New York City (Prerefunded)
5.50%, 9/15/19	900	990,243
XLCA- ICR
6.50%, 5/15/17	2,740	2,960,543
New York City (Unrefunded)
5.50%, 9/15/19	100	105,770
New York City Hlth & Hosp Corp. (New York City Oblig)
AMBAC
5.00%, 2/15/10	9,475	9,753,375
New York City IDA (Agysterminal One Grp Assn Proj)
5.00%, 1/01/09	3,075	3,111,008
New York City IDA (Magen David Yeshivah Proj)
ACA
4.99%, 6/15/13	5,360	5,281,798
New York City IDA (Polytech Univ Proj)
5.75%, 11/01/11	2,120	2,278,279
6.00%, 11/01/20	1,045	1,128,861
New York City IDA (Polytech Univ Proj) (Prerefunded)
5.75%, 11/01/12	1,655	1,778,562
New York City Muni Wtr Fin Auth
5.00%, 6/15/10 - 6/15/12	9,975	10,495,494
5.25%, 6/15/11	1,000	1,060,440
5.50%, 6/15/17	2,460	2,601,868
6.00%, 6/15/09 - 6/15/10	2,880	3,027,019

AMBAC
5.875%, 6/15/12 - 6/15/13	10,060	11,080,623
New York City TFA
5.00%, 11/01/11 - 5/01/26	89,910	96,446,524
5.25%, 2/01/13 - 2/01/21	16,845	18,063,616
5.50%, 2/01/17	3,360	3,542,952
AMBAC
5.25%, 8/01/20	3,000	3,157,015
FGIC- TCRS
5.00%, 11/01/13	18,335	19,513,574
5.50%, 11/01/13	7,075	7,611,851
FSA
5.25%, 2/01/14	7,800	8,369,088
MBIA
5.25%, 2/01/20	6,425	6,763,212
MBIA Series E
5.25%, 2/01/21	2,000	2,095,900
MBIA-IBC
5.375%, 2/01/14	3,610	3,856,563
Series 02A
5.50%, 11/01/26 (a)	17,885	18,797,493
Series B
5.25%, 2/01/29 (a)	17,640	18,261,810
New York City TFA (Prerefunded)
5.50%, 2/01/17	5,945	6,367,452
New York Liberty Dev Corp. Rev (National Sports Museum Proj)
6.125%, 2/15/19	2,250	2,240,280
New York Loc Govt Assistance Corp.
5.00%, 4/01/12 - 4/01/15	58,595	62,701,713
FGIC
5.00%, 4/01/15	1,355	1,372,669
FSA
5.00%, 4/01/13	4,230	4,525,931
New York Mtg Agy
4.50%, 4/01/23	3,520	3,435,731
5.50%, 10/01/28	820	814,973
New York St
AMBAC
5.625%, 8/15/08	4,245	4,252,853
New York St Brdg Auth
5.00%, 1/01/17	4,575	4,750,039
New York St Dorm Auth
3.875%, 2/15/12	1,000	1,016,010
4.00%, 2/15/13 - 8/15/15	9,035	9,146,151
5.00%, 7/01/10 - 3/15/18	80,725	86,794,105
5.25%, 11/15/23 (a)	4,960	5,223,426

5.25%, 11/15/13	4,965	5,268,361
5.375%, 3/15/21	5,220	5,680,613
5.50%, 7/01/23 (a)	1,805	1,808,574
5.70%, 2/15/09	15	15,172
5.75%, 7/01/09	500	506,795
AMBAC
5.00%, 7/01/09 - 3/15/15	2,655	2,805,880
5.25%, 7/01/18 - 7/01/19	2,325	2,429,100
FGIC
5.00%, 7/01/16	14,015	14,880,286
5.50%, 3/15/14	4,750	5,107,010
FGIC- TCRS
5.50%, 5/15/09	4,055	4,169,148
FSA
5.00%, 3/15/13 - 2/15/16	6,355	6,819,925
5.75%, 7/01/09 - 7/01/13	2,250	2,326,493
5.875%, 2/15/13	100	106,635
MBIA
5.00%, 8/15/17	4,850	4,902,671
5.25%, 7/01/11 - 2/15/13	2,195	2,220,225
MBIA-IBC
5.20%, 2/15/14 - 2/15/16	7,960	8,127,201
5.875%, 5/15/11	6,625	7,110,215
SONYMA
5.00%, 11/01/11	3,875	4,006,285
New York St Dorm Auth (City Univ)
AMBAC
5.75%, 7/01/09	1,605	1,627,165
6.125%, 7/01/12	1,000	1,061,270
New York St Dorm Auth (Lease Rev)
5.375%, 7/01/19	1,400	1,510,600
FGIC
5.50%, 7/01/17 - 7/01/20	2,640	2,824,536
MBIA
5.00%, 7/01/14 - 7/01/15	11,080	11,867,498
New York St Dorm Auth (Mental Hlth Svc Fac)
5.00%, 2/15/09 - 2/15/10	8,600	8,804,983
MBIA-IBC
5.25%, 2/15/19	1,780	1,819,231
New York St Dorm Auth (Mental Hlth Svc Fac) (Prerefunded)
FSA
5.75%, 8/15/11 - 2/15/12	2,075	2,207,364
5.875%, 2/15/13	2,205	2,351,302

MBIA
5.00%, 8/15/17	10	10,138
New York St Dorm Auth (Mental Hlth Svc Fac) (Unrefunded)
6.50%, 2/15/09	1,505	1,545,123
New York St Dorm Auth (Mental Hlth Svcs Fac)
FSA Series 1
5.125%, 1/15/13	1,880	1,932,960
New York St Dorm Auth (Mount Sinai NYU Hlth)
5.00%, 7/01/11	4,060	4,071,368
New York St Dorm Auth (NY Univ)
MBIA
5.00%, 7/01/11	1,815	1,908,109
5.75%, 7/01/12	1,540	1,675,304
MBIA Series A
6.00%, 7/01/18	1,000	1,153,630
New York St Dorm Auth (NYU Hosp Ctr)
5.00%, 7/01/08	1,280	1,280,000
New York St Energy Research & Dev Auth (New York St Elec & Gas Corp. Proj)
MBIA
3.245%, 4/01/34 (a)	17,725	17,560,157
New York St Enviro Fac (Muni Wtr Proj)
5.00%, 6/15/18 - 6/15/25	18,785	19,436,677
5.25%, 6/15/14	1,640	1,791,995
5.50%, 6/15/15	6,510	7,255,981
FGIC
5.00%, 12/15/23	1,060	1,091,758
New York St Enviro Fac (Personal Income Tax)
FGIC
5.25%, 1/01/19 - 1/01/20	3,340	3,598,416
New York St Enviro Fac (Wtr Rev Fd) (Prerefunded)
5.75%, 6/15/11	1,490	1,605,266
New York St Enviro Fac (Wtr Revolv Fd)
5.375%, 11/15/18	1,485	1,551,988
New York St Enviro Fac (Wtr Revolv Fd) (Prerefunded)
5.15%, 10/15/19	185	190,500
5.875%, 7/15/20	440	463,197

New York St Enviro Fac (Wtr Revolv Fd) (Unrefunded)
4.95%, 6/15/10	1,730	1,731,868
New York St Enviro Fac (Wtr Revolv Fndtn)
5.00%, 6/15/15	3,300	3,520,044
New York St Enviro Fac (Wtr Revolv Fndtn) (Unrefunded)
5.20%, 12/15/15	225	225,268
5.875%, 7/15/20	4,560	4,733,234
New York St Enviro Fac Corp. (Muni Wtr Proj)
5.00%, 6/15/14 - 6/15/16	7,750	8,356,002
New York St Enviro Fac Corp. (Wtr Rev ) (Prerefunded)
5.75%, 6/15/11	4,770	5,139,007
New York St Enviro Fac Corp. (Wtr Rev ) (Unrefunded)
5.75%, 6/15/11	745	801,762
New York St Hsg Fin Agy
5.25%, 3/15/20 - 9/15/21	5,440	5,890,650
MBIA-IBC
5.50%, 9/15/18	2,720	2,753,782
New York St Pwr Auth
5.00%, 11/15/20	2,680	2,869,396
MBIA
5.00%, 11/15/16	6,090	6,586,639
New York St Thruway Auth
5.00%, 3/15/14 - 3/15/16	10,950	11,825,287
5.50%, 4/01/12	3,720	3,977,424
AMBAC
5.00%, 1/01/13 - 3/15/15	22,455	24,020,417
5.25%, 4/01/11 - 4/01/14	20,665	22,025,037
FSA
5.00%, 3/15/14 - 3/15/15	8,840	9,546,316
MBIA
5.00%, 3/15/19 - 4/01/24	3,560	3,692,146
5.10%, 4/01/10	1,050	1,085,889
5.25%, 4/01/12 - 4/01/14	13,930	15,008,609
New York St Thruway Auth (Hwy & Brdg Trust Fund)
FGIC Series B
5.00%, 4/01/13 - 4/01/16	26,860	28,635,032
FSA
5.00%, 4/01/12	1,415	1,502,603

FSA Series 5B
5.00%, 4/01/14	64,440	69,427,012
FSA Series B
5.00%, 4/01/15	15,785	17,087,262
MBIA Series C
5.25%, 4/01/11	4,625	4,881,965
New York St Thruway Auth (Personal Income Tax)
FSA Series A
5.00%, 3/15/18	1,930	2,042,345
New York St Urban Dev Corp. (Service Contract)
5.00%, 3/15/16 - 1/01/19	5,455	5,792,110
AMBAC
5.00%, 12/15/20	6,265	6,590,843
XLCA
5.25%, 1/01/11	2,310	2,416,445
Niagara Falls Brdg Commission
FGIC
6.30%, 10/01/12	4,670	5,210,552
Onondaga Cnty
5.70%, 4/01/09 - 4/01/11	5,200	5,456,904
Port Auth of NY & NJ (Cons 117th)
FGIC
5.125%, 11/15/15	1,355	1,371,883
Port Auth of NY & NJ (Cons 126th)
FGIC
5.25%, 11/15/08	11,570	11,690,444
5.50%, 11/15/09 - 11/15/10	18,850	19,625,026
Port Auth of NY & NJ (JFK Intl Air Term 6)
MBIA
6.25%, 12/01/08	2,090	2,115,979
Tobacco Settlement Fin Corp.
5.00%, 6/01/09 - 6/01/11	15,745	16,270,996
5.50%, 6/01/15 - 6/01/16	20,385	21,081,816
Series 2008
5.00%, 6/01/12	8,000	8,342,640
Series B-1C
5.50%, 6/01/14	16,465	16,733,544
Triborough Brdg & Tunnel Auth
5.00%, 11/15/11	8,880	9,423,900
5.25%, 11/15/12 - 11/15/15	9,220	10,001,037
5.50%, 1/01/17	9,370	10,324,241
MBIA
5.125%, 1/01/18	8,165	8,365,859

Triborough Brdg & Tunnel Auth (Conv Ctl Proj)
6.00%, 1/01/11	1,490	1,583,006
Triborough Brdg & Tunnel Auth (Gen Purpose)
5.00%, 1/01/20	1,000	1,029,680
5.25%, 1/01/17	5,025	5,257,959
5.50%, 1/01/12	11,065	11,617,475
Triborough Brdg & Tunnel Auth (Ref Gen)
5.25%, 11/15/13	8,380	9,112,915
Ulster Cnty IDA (Kingston Regional Senior Living Corp.-Woodland Pond at New Paltz Proj)
5.25%, 9/15/16	975	943,391
Yonkers
MBIA
5.00%, 8/01/12 - 8/01/14	7,800	8,217,685

		1,413,661,693

Alabama - 0.4%
Hlth Care Authority for Baptist Hlth
ASSURED GTY Series B
3.75%, 11/15/37 (a)+	7,050	7,050,000

Arizona - 0.2%
Pima Cnty IDA (Horizon Comnty Learning Ctr)
4.45%, 6/01/14	795	761,443
Watson Road CFD (Spl Assmt Rev)
4.70%, 7/01/09	805	799,228
Yavapai Cnty IDA (Waste Management Inc. Proj)
Series 2007A
4.25%, 3/01/28 (a)	2,190	2,154,785

		3,715,456

California - 0.2%
California Statewide CDA (Kaiser Permanente)
Series E
3.875%, 4/01/32 (a)	3,075	3,097,847

Colorado - 0.2%
Denver City & Cnty (Arpt Rev) AMT
Series D
7.75%, 11/15/13	885	970,296
Todd Creek Farms Metro Dist No. 1
5.60%, 12/01/14	2,765	2,686,668

		3,656,964

Florida - 2.8%
Amelia Walk CDD
Series B
5.20%, 5/01/14	810	727,842
Arborwood CDD (Centex Homes Proj)
Series A-2
5.25%, 5/01/36	1,470	1,107,586
Series B
5.25%, 5/01/16	2,280	2,008,475
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	880	766,665
Beacon Tradeport CDD (Spl Assmt Indl Proj)
Series B
7.125%, 5/01/22	1,180	1,190,160
CFM CDD Capital Impr Rev
Series B
5.875%, 5/01/14	3,405	3,043,525
Concorde Estates CDD
Series 04B
5.00%, 5/01/11	715	693,893
Dupree Lakes CDD
5.00%, 11/01/10	405	385,839
Durbin Crossing CDD
Series 1
5.25%, 11/01/15	3,325	2,941,162
Durbin Crossing CDD (Spl Assmt)
Series B-2
4.875%, 11/01/10	2,525	2,401,477
Fiddlers Creek CDD No. 2 (Spl Assmt)
Series B
5.75%, 5/01/13	950	891,233
Fishhawk CDD II (Spl Assmt)
Series B
5.125%, 11/01/09	595	590,966
Gateway CDD (Sun City Ctr)
Series 03B
5.50%, 5/01/10	565	557,446
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	65	63,655
Heritage Isle Viera CDD
5.00%, 11/01/13	2,205	1,995,944

Heritage Plantation CDD
Series B
5.10%, 11/01/13	955	863,874
Lakewood Ranch Stewardship CDD
Series B
5.00%, 5/01/13	235	213,385
Landmark at Doral CDD
5.20%, 5/01/15	1,710	1,458,408
Live Oak CDD No. 2
Series B
5.00%, 11/01/09	830	798,925
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
6.75%, 11/15/24	3,300	3,362,733
Middle Village CDD (Spl Assmt)
Series B
5.00%, 5/01/09	175	173,282
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	1,405	1,276,667
Monterra CDD (Spl Assmt)
Series B
5.00%, 11/01/10 (b)	2,955	2,141,252
5.125%, 11/01/14 (b)	1,500	1,014,930
Overoaks CDD (Capital Impr Rev)
Series 4B
5.125%, 5/01/09	910	895,131
Palm Glades CDD
4.85%, 8/01/11	1,065	1,002,793
Parkway Ctr CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	2,140	1,975,862
Paseo CDD
5.00%, 2/01/11	985	932,943
Polk Cnty Sch Dist
FSA
5.00%, 10/01/16	2,665	2,867,886
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	2,580	2,285,467
Ridgewood Trails CDD
5.20%, 5/01/12	2,725	2,538,120
Sandy Creek CDD
5.50%, 5/01/15	2,945	2,661,956
Six Mile Creek CDD
5.50%, 5/01/17	1,375	1,153,969

Sterling Hill CDD (Capital Impr Rev)
Series B
5.50%, 11/01/10	190	187,503
Stoneybrook South CDD
Series B
5.45%, 11/01/15	4,300	3,851,682
Tern Bay CDD (Capital Impr Rev)
Series B
5.00%, 5/01/15 (b)	1,475	882,271
Venetian CDD (Capital Impr)
Series B
5.95%, 5/01/12	205	201,550
Verano Ctr CDD (Infra Proj)
Series B
5.00%, 11/01/13	1,955	1,746,499

		53,852,956

Georgia - 0.4%
Main Street Natural Gas Inc. (Prepaid Gas)
Series A
5.00%, 3/15/17	6,975	6,877,838

Guam - 0.3%
Guam Govt Wtrwks Auth
5.00%, 7/01/11	2,160	2,155,831
Guam Govt Wtrwks Auth (Prerefunded)
COP
5.18%, 7/01/15	3,228	3,336,921

		5,492,752

Illinois - 1.4%
Bolingbrook Sales Tax Rev
5.75%, 1/01/15 (c)	2,000	2,043,400
Chicago
FSA Series A
5.00%, 1/01/15	18,630	20,016,817
Cortland Spl Svc Area No. 10
5.125%, 3/01/14	4,052	3,877,967
Cortland Spl Tax Rev (Sheaffer Sys Proj)
5.50%, 3/01/17	1,309	1,219,111
Pingree Grove Village Special Tax (Cambridge Lakes Proj)
Series 5-1
5.25%, 3/01/15	893	890,821

		28,048,116

Indiana - 0.7%
Indiana Bond Bank (Gas Rev Bonds)
5.25%, 10/15/18 - 10/15/21	10,745	10,656,215
South Bend Econ Dev (One Michiana Square Proj)
4.77%, 10/01/09 (a)	3,110	3,040,585

		13,696,800

Louisiana - 1.9%
Ernest N Morial-New Orleans Exhibit Hall Auth
AMBAC Series A
5.25%, 7/15/28	29,720	32,129,401
Isabella Lakes CDD
6.00%, 8/01/22	1,515	1,365,591
Juban Park CDD
5.15%, 10/01/14	2,220	2,120,588
Whispering Spring Dev Dist
5.20%, 10/01/21	1,500	1,309,095

		36,924,675

Maryland - 0.2%
Maryland Hlth & Higher Ed Fac Auth (Upper Chesapeake Hosp. Issue)
FSA Series B
3.75%, 1/01/43 (a)+	4,250	4,250,000

Nevada - 0.7%
Clark Cnty Sch Dist
Series B
5.00%, 6/15/17	5,750	6,161,010
Clark Cnty Spl Impr (Dist No. 142)
4.75%, 8/01/09	2,900	2,883,093
Henderson Loc Impr Dist No. T-16
4.625%, 3/01/12	535	482,688
Henderson Loc Impr Dist No. T-18
4.35%, 9/01/09	950	916,009
Las Vegas Spl Impr Dist No. 607 Loc Impr Bonds
5.00%, 6/01/10	1,855	1,803,691
5.35%, 6/01/12	1,360	1,293,169

		13,539,660

North Carolina - 0.2%
North Carolina Eastern Muni Pwr Agy Pwr Sys
5.375%, 1/01/10 - 1/01/17	4,745	4,863,374

Ohio - 0.1%
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT
Series A
7.00%, 8/01/21	1,535	1,534,877

Pennsylvania - 0.5%
Allegheny Cnty Hosp (West Pennsylvania Hlth Sys)
Series A
5.00%, 11/15/17	9,845	9,073,546

Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	1,515	1,445,492

		10,519,038

Puerto Rico - 9.9%
Comwlth of Puerto Rico Govt Dev Bank
5.00%, 12/01/11 - 12/01/12	11,450	11,722,541
Series B
5.00%, 12/01/13	4,410	4,501,948
Puerto Rico
5.00%, 7/01/13	4,980	5,065,755
5.25%, 7/01/14	1,295	1,333,189
MBIA
6.25%, 7/01/09	1,810	1,891,414
MBIA-IBC Series A
5.50%, 7/01/15	6,575	6,969,829
Series A
5.00%, 7/01/30 (a)	1,300	1,293,955
Series C
5.00%, 7/01/18 (a)	1,420	1,420,000
Puerto Rico Elec Pwr Auth
5.25%, 7/01/13 - 7/01/15	12,425	13,050,085
5.50%, 7/01/16 - 7/01/19	12,920	13,750,162
MBIA
5.00%, 7/01/32	26,210	28,208,775
5.50%, 7/01/16	3,695	3,930,593
Puerto Rico Hwy & Transp Auth
5.00%, 7/01/40 - 7/01/45	33,105	35,960,967
Puerto Rico Infra Fin Auth Rev
AMBAC
5.50%, 7/01/14	14,765	15,652,524
Puerto Rico Pub Bldg Auth
5.75%, 7/01/15	6,890	7,308,567
Puerto Rico Pub Bldg Auth Rev
5.25%, 7/01/08 - 7/01/11	2,745	2,791,767
GTD
5.00%, 7/01/28 (a)	1,000	995,350
Puerto Rico Pub Bldg Auth Rev (Ref Govt Fac)
AMBAC
5.00%, 7/01/36 (a)	8,935	8,950,994
Puerto Rico Pub Fin Corp.
Series A
5.75%, 8/01/27 (a)	6,400	6,444,800
Puerto Rico Pub Fin Corp. (Comwlth Appropriated)
AMBAC
5.25%, 8/01/30 (a)	3,595	3,623,976
FGIC Series A
5.25%, 8/01/31 (a)	14,665	14,711,781

Univ of Puerto Rico
5.00%, 6/01/13	1,015	1,034,407

		190,613,379

South Carolina - 0.1%
Lancaster Cnty Assmt Rev (Edenmoor Impr Dist)
Series B
5.375%, 12/01/16	1,174	1,091,538

Tennessee - 0.9%
Tennessee Energy Acquisition Corp. (Prepaid Gas)
Series A
5.25%, 9/01/21	17,375	16,844,020

Virginia - 0.4%
Broad Street CDA
7.125%, 6/01/15	1,785	1,894,331
Celebrate North CDD Spl Assmt Rev
Series B
6.25%, 3/01/18	1,750	1,767,833
Louisa IDA Pollution Ctl (Virginia Elec & Pwr Co.)
5.25%, 12/01/08	4,940	4,987,424

		8,649,588

Total Long-Term Municipal Bonds (cost $1,822,925,140)		1,827,980,571

Short-Term Municipal Notes - 3.6%
New York - 3.3%
Franklin Cnty IDA (Trudeau Institute, Inc. Proj)
1.45%, 12/01/20 (d)	1,610	1,610,000
New York City
FSA Series A6
1.60%, 11/01/26 (d)	1,000	1,000,000
New York City Capital Res Corp.
1.45%, 1/01/26 - 5/01/37 (d)	8,770	8,770,000
New York City Muni Wtr Fin Auth
1.60%, 6/15/24 (d)	22,700	22,700,000
2.40% - 2.40%, 6/15/32 - 6/15/38 (d)	7,770	7,770,000
Series A-1
2.00%, 6/15/32 (d)	12,675	12,675,000
New York City TFA (NYC Recovery)
1.65%, 11/01/22 (d)	8,940	8,940,000

		63,465,000

Ohio - 0.3%
Ohio St Air Quality Dev Auth Rev (Cleveland Pollution Ctl)
Series B
3.75%, 10/01/30 (a)	5,110	5,105,299

Pennsylvania - 0.0%
Beaver Cnty IDA PCR (Cleveland Elec Proj)
Series 98
3.75%, 10/01/30 (a)	1,075	1,073,548

Total Short-Term Municipal Notes (cost $69,649,981)		69,643,847

Total Investments - 98.5% (cost $1,892,575,121)		1,897,624,418
Other assets less liabilities - 1.5%		29,002,074

Net Assets - 100.0%		$1,926,626,492

INTEREST RATE SWAP TRANSACTIONS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Merrill Lynch	$7,500	7/12/08	BMA*	3.815%	$38,137

(a)	Variable rate coupon, rate shown as of June 30, 2008.
(b)	Illiquid security, valued at fair value.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).
+	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2008 and the aggregate market value of these securities amounted to $11,300,000 or 0.6% of net assets.

As of June 30, 2008, the Portfolio held 43% of net assets in insured bonds (of this amount 12% represents the Portfolio's holding in pre-refunded bonds).

Glossary:
ACA	-	ACA Capital
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
ASSURED GTY	-	Assured Guaranty
CDA	-	Community Development Administration
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue Bond
SONYMA	-	State of New York Mortgage Agency
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. Intermediate Duration Portfolio

PORTFOLIO OF INVESTMENTS

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 30.8%
Financial Institutions - 13.6%
Banking - 5.4%
Bank of America Corp. 3.375%, 2/17/09(a)	$5,970	$5,945,619
BankAmerica Capital II 8.00%, 12/15/26(a)	5,954	5,947,326
Barclays Bank PLC 8.55%, 9/29/49(a)(b)(c)	6,460	6,278,358
BK Tokyo-Mitsub UFJ NY 7.40%, 6/15/11(a)	1,210	1,280,336
Citicorp 6.375%, 11/15/08(a)	2,325	2,342,119
Citigroup, Inc.
3.625%, 2/09/09(a)	13,185	13,165,816
5.00%, 9/15/14(a)	7,128	6,601,697
5.50%, 4/11/13(a)	8,995	8,778,913
6.20%, 3/15/09(a)	7,395	7,456,704
Compass Bank 5.50%, 4/01/20(a)	14,779	12,781,559
JP Morgan Chase & Co.
3.50%, 3/15/09(a)	13,195	13,142,669
6.25%, 1/15/09(a)	11,881	11,994,986
Marshall & Ilsley Corp.
4.375%, 8/01/09(a)	10,235	10,049,890
5.00%, 1/17/17(a)	10,435	8,537,207
5.626%, 8/17/09(a)	6,126	6,089,605
Mellon Funding Corp. 3.25%, 4/01/09(a)	7,363	7,287,492
Mitsubishi UFG Capital Finance 1, Ltd. 6.346%, 7/29/16(a)	3,245	2,812,740
National City Bank of Pennsylvania 6.25%, 3/15/11(a)	12,645	11,491,447
RBS Capital Trust III 5.512%, 9/30/14(a)(b)	10,580	9,195,036
Regions Financial Corp. 6.375%, 5/15/12(a)	12,860	12,671,485
Resona Bank, Ltd. 5.85%, 4/15/16(a)(c)	1,300	1,118,246

1	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Resona Preferred Global Securities 7.191%, 7/30/15(a)(b)(c)	$2,460	$2,271,576
Royal Bank of Scotland Group PLC 6.40%, 4/01/09(a)	8,598	8,711,631
Sumitomo Mitsui Banking Corp. 5.625%, 10/15/15(a)(c)	2,270	2,037,178
Suntrust Bank 2.802%, 6/02/09(a)(d)	4,770	4,667,235
The Huntington National Bank Senior Note 4.375%, 1/15/10(a)	4,100	3,808,260
UBS Preferred Funding Trust I 8.622%, 10/01/10(a)	6,990	7,023,832
UFJ Finance Aruba AEC 6.75%, 7/15/13(a)	2,366	2,485,580
Union Bank of California 5.95%, 5/11/16(a)	13,165	12,488,253
Union Planters Corp. 7.75%, 3/01/11(a)	8,539	8,728,796
US Bancorp 5.30%, 4/28/09(a)	12,890	12,967,288
Wachovia Corp.
3.625%, 2/17/09(a)	13,145	12,996,041
5.50%, 5/01/13(a)	12,845	12,293,962
5.625%, 12/15/08(a)	5,584	5,580,728
Wells Fargo & Co.
3.125%, 4/01/09(a)	13,440	13,379,278
4.20%, 1/15/10(a)	4,465	4,478,016
Zions Bancorporation 5.50%, 11/16/15(a)	4,040	3,217,787

		282,104,691

Brokerage - 2.3%
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14(a)	3,322	2,982,645
5.75%, 1/03/17(a)	2,176	1,920,248
6.20%, 9/26/14(a)	5,118	4,884,967
6.50%, 7/19/17(a)	4,102	3,794,838
7.875%, 11/01/09(a)	10,672	10,882,761
Merrill Lynch & Co., Inc.
4.125%, 1/15/09 - 9/10/09(a)	9,183	9,075,229
6.00%, 2/17/09(a)	13,075	13,027,159
6.05%, 5/16/16(a)	3,400	3,136,493
The Bear Stearns Cos., Inc.
5.55%, 1/22/17(a)	12,915	11,936,379
5.70%, 11/15/14(a)	13,815	13,351,051

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	2

	Principal Amount (000)	U.S. $ Value
7.625%, 12/07/09(a)	$12,540	$12,962,987
The Goldman Sachs Group, Inc.
3.875%, 1/15/09(a)	10,159	10,159,315
4.75%, 7/15/13(a)	4,795	4,612,315
6.65%, 5/15/09(a)	12,375	12,618,540
7.35%, 10/01/09(a)	2,746	2,820,117

		118,165,044

Finance - 3.8%
American Express Centurion Bank 4.375%, 7/30/09(a)	7,386	7,355,562
American Express Co. 4.75%, 6/17/09(a)	5,821	5,799,276
American General Finance Corp. Medium-Term Note 4.625%, 5/15/09(a)	10,030	9,949,489
Capital One Bank
4.25%, 12/01/08(a)	4,534	4,525,680
5.00%, 6/15/09(a)	12,970	12,950,636
6.50%, 6/13/13(a)	2,884	2,824,097
Capital One Financial Corp.
4.80%, 2/21/12(a)	12,040	11,194,949
6.75%, 9/15/17(a)	1,437	1,423,818
CIT Group Funding Co. of Canada 5.60%, 11/02/11(a)	4,180	3,287,562
CIT Group, Inc.
5.125%, 9/30/14(a)	2,615	1,872,991
5.85%, 9/15/16(a)	11,860	8,183,044
7.625%, 11/30/12(a)	10,740	8,926,852
Countrywide Financial Corp. 5.80%, 6/07/12(a)	1,664	1,573,821
Countrywide Home Loans, Inc. Medium-Term Note, Series L 4.00%, 3/22/11(a)	5,250	4,779,516
General Electric Capital Corp.
4.375%, 11/21/11(a)	6,275	6,288,755
4.80%, 5/01/13(a)	26,395	25,858,337
HSBC Finance Corp.
5.875%, 2/01/09(a)	5,630	5,669,106
6.50%, 11/15/08(a)	12,735	12,836,816
7.00%, 5/15/12(a)	6,575	6,810,385
International Lease Finance Corp.
3.50%, 4/01/09(a)	13,120	12,782,960
6.375%, 3/15/09(a)	12,720	12,658,588
iStar Financial, Inc.
5.15%, 3/01/12(a)	2,970	2,450,250
5.65%, 9/15/11(a)	7,370	6,301,350

3	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
SLM Corp.
5.375%, 1/15/13(a)	$12,175	$10,723,338
5.45%, 4/25/11(a)	14,475	13,219,265

		200,246,443

Insurance - 1.5%
Aegon N.V. 4.75%, 6/01/13(a)	1,910	1,822,808
Allied World Assurance Co. Holdings, Ltd. 7.50%, 8/01/16(a)	3,165	2,962,244
Allstate Life Global Funding Trusts 4.50%, 5/29/09(a)	5,702	5,710,958
Berkshire Hathaway Finance Corp. 4.20%, 12/15/10(a)	5,700	5,773,177
Genworth Financial, Inc.
4.75%, 6/15/09(a)	5,027	5,001,342
5.231%, 5/16/09(a)	4,447	4,468,675
6.515%, 5/22/18(a)	12,615	11,808,637
Humana, Inc. Senior Note 6.30%, 8/01/18(a)	3,550	3,292,376
Liberty Mutual Group
5.75%, 3/15/14(a)(c)	4,025	3,885,389
7.80%, 3/15/37(a)(c)	6,060	4,838,092
MetLife, Inc. 5.00%, 11/24/13(a)	4,125	4,058,187
Prudential Financial, Inc. 5.15%, 1/15/13(a)	7,695	7,500,101
The Allstate Corp. 6.125%, 5/15/37(a)	11,695	10,610,873
UnitedHealth Group, Inc. 4.125%, 8/15/09(a)	4,145	4,107,459

		75,840,318

Real Estate Investment Trust - 0.6%
Healthcare Realty Trust, Inc. 5.125%, 4/01/14(a)	7,075	6,263,547
Mack-Cali Realty LP 7.25%, 3/15/09(a)	2,015	2,037,352
Simon Property Group LP
5.00%, 3/01/12(a)	13,115	12,778,850
5.625%, 8/15/14(a)	10,867	10,507,922

		31,587,671

		707,944,167

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	4

	Principal Amount (000)	U.S. $ Value
Industrial - 14.4%
Basic - 2.3%
Alcoa, Inc. 6.50%, 6/01/11(a)	$4,685	$4,821,980
ArcelorMittal 6.125%, 6/01/18(a)(c)	13,310	13,007,278
BHP Billiton Finance, Ltd. 7.25%, 3/01/16(a)	9,538	10,337,017
Inco, Ltd. 7.75%, 5/15/12(a)	18,160	19,388,778
International Paper Co.
4.25%, 1/15/09(a)	5,395	5,377,342
5.30%, 4/01/15(a)	5,175	4,561,390
7.95%, 6/15/18(a)	7,555	7,512,949
International Steel Group, Inc. 6.50%, 4/15/14(a)	5,565	5,641,869
Packaging Corp. of America 5.75%, 8/01/13(a)	4,135	4,039,961
PPG Industries, Inc. 5.75%, 3/15/13(a)	9,905	10,070,998
The Dow Chemical Co. 7.375%, 11/01/29(a)	760	806,060
Union Carbide Corp. 7.75%, 10/01/96(a)	3,600	3,270,287
United States Steel Corp.
5.65%, 6/01/13(a)	13,189	12,841,641
6.05%, 6/01/17(a)	13,580	12,683,109
Weyerhaeuser Co. 5.95%, 11/01/08(a)	4,080	4,109,531

		118,470,190

Capital Goods - 1.1%
Caterpillar Financial Services Corp. 4.50%, 6/15/09(a)	6,810	6,854,578
Hutchison Whampoa International, Ltd. 7.45%, 11/24/33(a)(c)	5,920	5,998,612
Illinois Tool Works, Inc. 5.75%, 3/01/09(a)	5,233	5,316,571
John Deere Capital Corp. 4.875%, 3/16/09(a)	13,170	13,235,547
Lafarge SA 6.15%, 7/15/11(a)	6,683	6,721,982
Mohawk Industries, Inc. 6.125%, 1/15/16(a)	14,595	13,952,980

5	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
TYCO International Group, SA 6.00%, 11/15/13(a)	$4,955	$4,781,139

		56,861,409

Communications - Media - 1.5%
British Sky Broadcasting Group PLC 6.875%, 2/23/09(a)	12,875	13,070,185
BSKYB Finance United Kingdom PLC 5.625%, 10/15/15(a)(c)	6,400	6,194,246
CBS Corp.
5.625%, 8/15/12(a)	2,880	2,841,932
6.625%, 5/15/11(a)	2,435	2,493,430
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22(a)	5,575	6,740,058
Comcast Cable Communications, LLC 6.20%, 11/15/08(a)	2,694	2,703,866
Comcast Corp. 5.30%, 1/15/14(a)	4,800	4,652,846
News America Holdings, Inc. 9.25%, 2/01/13(a)	4,825	5,528,331
News America, Inc. 6.55%, 3/15/33(a)	3,525	3,448,638
R. R. Donnelley & Sons Co. 4.95%, 4/01/14(a)	2,635	2,414,572
Time Warner Entertainment Co. Senior Debenture 8.375%, 3/15/23(a)	10,465	11,277,136
Turner Broadcasting System, Inc. 8.375%, 7/01/13(a)	11,372	12,220,999
WPP Finance Corp. 5.875%, 6/15/14(a)	3,490	3,352,522

		76,938,761

Communications - Telecommunications - 3.0%
AT&T Corp.
7.30%, 11/15/11(a)	5,600	5,964,482
8.00%, 11/15/31(a)	1,800	2,066,405
Embarq Corp.
6.738%, 6/01/13(a)	795	767,082
7.082%, 6/01/16(a)	23,065	21,906,076
New Cingular Wireless Services, Inc.
7.875%, 3/01/11(a)	8,480	9,028,283
8.125%, 5/01/12(a)	23,740	26,002,351
8.75%, 3/01/31(a)	5,010	5,944,761
Qwest Corp. Senior Note
7.875%, 9/01/11(a)	11,690	11,690,000

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	6

	Principal Amount (000)	U.S. $ Value
8.875%, 3/15/12(a)	$8,685	$8,858,700
Telecom Italia Capital SA
4.00%, 11/15/08-1/15/10(a)	14,640	14,484,180
6.375%, 11/15/33(a)	1,375	1,224,120
Telefonos de Mexico SAB de CV 4.50%, 11/19/08(a)	11,614	11,642,501
Verizon Communications, Inc.
4.90%, 9/15/15(a)	4,390	4,165,351
5.25%, 4/15/13(a)	7,155	7,113,830
Verizon New Jersey, Inc. Debenture 5.875%, 1/17/12(a)	5,695	5,774,348
Vodafone Group PLC
5.50%, 6/15/11(a)	8,020	8,098,724
7.75%, 2/15/10(a)	12,335	12,889,668

		157,620,862

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America 4.875%, 6/15/10(a)	2,995	3,012,961

Consumer Cyclical - Other - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15(a)	7,671	7,583,290
7.875%, 5/01/12(a)	12,363	12,579,958
Toll Brothers Finance Corp.
5.15%, 5/15/15(a)	1,260	1,091,165
6.875%, 11/15/12(a)	4,005	3,879,603

		25,134,016

Consumer Cyclical - Retailers - 0.1%
Limited Brands, Inc. 6.90%, 7/15/17(a)	1,704	1,548,345
Wal-Mart Stores, Inc. 4.25%, 4/15/13(a)	5,660	5,628,315

		7,176,660

Consumer Non-Cyclical - 3.0%
Abbott Laboratories 3.50%, 2/17/09(a)	13,244	13,261,866
Baxter FinCo BV 4.75%, 10/15/10(a)	11,369	11,498,175
Bunge, Ltd. Finance Corp.
5.10%, 7/15/15(a)	5,361	4,875,776
5.875%, 5/15/13(a)	8,910	8,759,982
Cadbury Schweppes Finance 5.125%, 10/01/13(a)(c)	11,945	11,431,544

7	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
ConAgra Foods, Inc. 7.875%, 9/15/10(a)	$1,223	$1,292,814
Fisher Scientific International, Inc.
6.125%, 7/01/15(a)	1,473	1,460,272
6.75%, 8/15/14(a)	2,206	2,259,762
Kraft Foods, Inc.
5.25%, 10/01/13(a)	6,920	6,733,312
6.25%, 6/01/12(a)	25,390	25,938,145
Reynolds American, Inc.
7.25%, 6/01/13(a)	11,680	12,073,978
7.625%, 6/01/16(a)	11,435	11,913,132
Safeway, Inc.
4.125%, 11/01/08(a)	2,809	2,810,817
6.50%, 3/01/11(a)	1,895	1,959,917
The Kroger Co. 7.25%, 6/01/09(a)	12,835	13,177,053
Wyeth 5.50%, 2/01/14(a)	25,631	25,838,227

		155,284,772

Energy - 1.5%
Amerada Hess Corp. 7.875%, 10/01/29(a)	3,617	4,148,363
Canadian Natural Resources, Ltd. 5.15%, 2/01/13(a)	3,700	3,706,412
Chevrontexaco 5.50%, 1/15/09(a)	13,095	13,195,609
ConocoPhillips 6.375%, 3/30/09(a)	12,822	13,066,977
Gaz Capital for Gazprom 6.212%, 11/22/16(a)(c)	24,820	23,029,336
Premcor Refining Group, Inc. 7.50%, 6/15/15(a)	6,453	6,657,418
StatoilHydro ASA 6.36%, 1/15/09(a)	3,784	3,848,290
Valero Energy Corp. 6.875%, 4/15/12(a)	6,055	6,285,351
Weatherford International, Ltd.
5.15%, 3/15/13(a)	4,975	4,946,021
6.00%, 3/15/18(a)	1,890	1,865,286

		80,749,063

Technology - 1.1%
Cisco Systems, Inc. 5.25%, 2/22/11(a)	3,090	3,181,430
Computer Sciences Corp. 5.50%, 3/15/13(a)(c)	7,070	6,971,614

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	8

	Principal Amount (000)	U.S. $ Value
Electronic Data Systems Corp. 6.50%, 8/01/13(a)	$17,107	$17,570,035
International Business Machines Corp.
4.375%, 6/01/09(a)	1,720	1,740,569
5.375%, 2/01/09(a)	5,721	5,776,934
Motorola, Inc.
6.50%, 9/01/25(a)	6,135	4,581,066
7.50%, 5/15/25(a)	980	916,668
7.625%, 11/15/10(a)	609	620,802
Oracle Corp. 4.95%, 4/15/13(a)	6,064	6,122,602
Xerox Corp.
7.625%, 6/15/13(a)	2,255	2,341,608
9.75%, 1/15/09(a)	8,369	8,614,798

		58,438,126

Transportation - Airlines - 0.1%
United Air Lines, Inc. 6.636%, 7/02/22(a)(d)	5,472	4,450,452

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co. 6.50%, 5/15/18(a)	2,865	2,838,453
Norfolk Southern Corp. 6.20%, 4/15/09(a)	5,315	5,397,515

		8,235,968

Transportation - Services - 0.0%
FedEx Corp. 3.50%, 4/01/09(a)	1,922	1,915,481

		754,288,721

Utilities - 2.8%
Electric - 1.9%
Carolina Power & Light Co. 6.50%, 7/15/12(a)	5,780	6,063,792
Exelon Corp. 6.75%, 5/01/11(a)	7,415	7,617,645
FirstEnergy Corp.
6.45%, 11/15/11(a)	25,275	25,934,652
7.375%, 11/15/31(a)	7,850	8,536,074
MidAmerican Energy Holdings Co. Senior Note 5.875%, 10/01/12(a)	2,400	2,468,491
NiSource Finance Corp.
6.80%, 1/15/19(a)	13,295	13,037,729
7.875%, 11/15/10(a)	3,010	3,121,415
Pacific Gas & Electric Co.

9	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
3.60%, 3/01/09(a)	$13,370	$13,359,130
4.80%, 3/01/14(a)	3,290	3,205,832
Progress Energy, Inc. 7.10%, 3/01/11(a)	2,287	2,406,468
Public Service Co. of Colorado 7.875%, 10/01/12(a)	2,550	2,843,870
TXU Australia Holdings Pty, Ltd. 6.15%, 11/15/13(a)(c)	5,805	5,847,638
Wisconsin Energy Corp. 6.25%, 5/15/67(a)	5,810	4,997,413

		99,440,149

Natural Gas - 0.7%
Duke Energy Field Services Corp. 7.875%, 8/16/10(a)	2,100	2,203,870
Enterprise Products Operating LP Series B 5.60%, 10/15/14(a)	3,310	3,242,469
Sempra Energy 4.75%, 5/15/09(a)	13,220	13,267,196
The Williams Cos., Inc.
7.875%, 9/01/21(a)	3,235	3,429,100
8.125%, 3/15/12(a)	4,705	4,940,250
TransCanada Pipelines, Ltd. Subordinated Note 6.35%, 5/15/67(a)	12,800	11,052,416

		38,135,301

Utility - Other - 0.2%
Veolia Environnement 6.00%, 6/01/18(a)	8,485	8,465,527

		146,040,977

Total Corporates - Investment Grade (cost $1,654,544,328)		1,608,273,865

MORTGAGE PASS-THRUS - 22.1%
AGENCY ARMS - 2.1%
Federal Home Loan Mortgage Corp.
5.927%, 11/01/36(a)(b)	22,041	22,546,042
5.936%, 3/01/37(a)(b)	13,886	14,178,838
5.955%, 12/01/36(a)(b)	13,353	13,654,229
5.984%, 2/01/37(a)(b)	19,978	20,443,141
6.118%, 1/01/37(a)(b)	26,128	26,807,477

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	10

	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association 5.964%, 10/01/37(a)(b)	$10,377	$10,650,650

		108,280,377

AGENCY FIXED RATE 30 - YEAR - 20.0%
Federal Gold Loan Mortgage Corp.
4.50%, 8/01/35-3/01/37(a)	73,935	68,644,825
5.50%, 7/01/35(a)	18,052	17,897,115
7.00%, 2/01/37(a)	42,953	45,078,955
8.50%, 5/01/25(a)	—	4
Federal National Mortgage Association
4.50%, 8/01/35-8/01/37(a)	125,820	116,854,948
5.00%, 11/01/33-7/01/36(a)	149,145	143,589,183
5.50%, 4/01/33-3/01/37(a)	472,864	467,989,948
6.00%, 10/01/31-4/01/35(a)	41,488	42,038,971
6.50%, 9/01/36-12/01/37(a)	136,799	140,944,937
Government National Mortgage Association 8.50%, 11/15/26(a)	1	836

		1,043,039,722

Total Mortgage Pass-Thrus (cost $1,152,069,049)		1,151,320,099

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.8%
NON-AGENCY FIXED RATE CMBS - 14.7%
Banc of America Commercial Mortgage, Inc. Series 2004-4 Class A3
4.128%, 7/10/42(a)(d)	8,850	8,850,000
Series 2004-6 Class A2
4.161%, 12/10/42(a)	11,835	11,751,272
Series 2007-5 Class A4
5.492%, 2/10/51(a)	25,625	23,796,226
Series 2004-3 Class A5
5.493%, 6/10/39(a)	13,780	13,795,531
Series 2001-PB1 Class A2
5.787%, 5/11/35(a)	7,251	7,323,303
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-T18 Class A4
4.933%, 2/13/42(a)	12,490	11,816,998
Series 2006-PW11 Class A4
5.623%, 3/11/39(a)	15,615	15,026,599
Series 2007-PW18 Class A4
5.70%, 6/11/50(a)	25,685	24,187,922
Series 2006-PW12 Class A4
5.902%, 9/11/38(a)	18,895	18,425,533

11	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Citigroup Commercial Mortgage Trust Series 2004-C1 Class A4 5.529%, 4/15/40(a)	$10,310	$10,144,962
Commercial Mortgage Asset Trust Series 1999-C1 Class A3 6.64%, 1/17/32(a)	0	77
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3
5.311%, 12/15/39(a)	13,467	12,647,187
Series 2006-C3 Class A3
5.827%, 6/15/38(a)	26,360	25,855,282
CS First Boston Mortgage Securities Corp. Series 2003-CK2 Class A2
3.861%, 3/15/36(a)	1,110	1,102,165
Series 2004-C1 Class A4
4.75%, 1/15/37(a)	4,400	4,263,028
Series 2005-C1 Class A4
5.014%, 2/15/38(a)	10,900	10,414,868
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A3FX 4.863%, 7/10/45(a)	12,735	12,675,161
Greenwich Capital Commercial Funding Corp. Series 2003-C1 Class A4
4.111%, 7/05/35(a)	9,240	8,636,256
Series 2005-GG3 Class A2
4.305%, 8/10/42(a)	13,565	13,467,550
Series 2003-C2 Class A3
4.533%, 1/05/36(a)	2,556	2,506,498
Series 2007-GG9 Class A2
5.381%, 3/10/39(a)	24,450	23,912,858
Series 2007-GG9 Class A4
5.444%, 3/10/39(a)	27,455	25,582,374
GS Mortgage Securities Corp. II Series 2004-GG2 Class A6 5.396%, 8/10/38(a)	100	97,929
JP Morgan Chase Commercial Mortgage Securities
Series 2004-C1 Class A2
4.302%, 1/15/38(a)	9,775	9,490,330
Series 2005-LDP4 Class A2
4.79%, 10/15/42(a)	7,760	7,704,098
Series 2005-LDP3 Class A2
4.851%, 8/15/42(a)	11,220	11,140,326
Series 2005-LDP1 Class A4
5.038%, 3/15/46(a)	13,750	13,134,626
Series 2006-CB17 Class A4

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	12

	Principal Amount (000)	U.S. $ Value
5.429%, 12/12/43(a)	$23,950	$22,685,507
Series 2006-CB14 Class A4
5.481%, 12/12/44(a)	6,750	6,467,179
Series 2006-CB16 Class A4
5.552%, 5/12/45(a)	21,000	20,093,390
Series 2007-C1 Class A4
5.716%, 2/15/51(a)(d)	26,625	24,984,980
Series 2006-CB15 Class A4
5.814%, 6/12/43(a)	24,985	24,373,852
Series 2007-LD11 Class A2
5.992%, 6/15/49(a)	29,120	28,854,245
LB-UBS Commercial Mortgage Trust
Series 2004-C8 Class A2
4.201%, 12/15/29(a)	9,405	9,335,023
Series 2005-C1 Class A4
4.742%, 2/15/30(a)	9,030	8,514,830
Series 2005-C7 Class A4
5.197%, 11/15/30(a)	10,140	9,743,644
Series 2004-C4 Class A4
5.295%, 6/15/29(a)	3,780	3,728,973
Series 2006-C7 Class A3
5.347%, 11/15/38(a)	26,275	24,770,139
Series 2006-C6 Class A4
5.372%, 9/15/39(a)	28,865	27,310,597
Series 2007-C6 Class A4
5.858%, 7/15/40(a)	17,515	16,723,513
Series 2007-C7 Class A3
5.866%, 9/15/45(a)	13,610	12,983,909
Merrill Lynch Mortgage Trust
Series 2005-MKB2 Class A2
4.806%, 9/12/42(a)	16,215	16,194,136
Series 2005-CKI1 Class A6
5.243%, 11/12/37(a)	9,140	8,821,912
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2 Class A4
5.909%, 6/12/46(a)	11,735	11,561,229
Morgan Stanley Capital I
Series 2005-T17 Class A5
4.78%, 12/13/41(a)	13,195	12,464,095
Series 2005-HQ5 Class A4
5.168%, 1/14/42(a)	16,915	16,316,762
Series 2007-T27 Class A4
5.803%, 6/13/42(a)	30,420	28,834,531
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31 Class A4
5.509%, 4/15/47(a)	26,665	24,870,485

13	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Series 2007-C32 Class A3
5.741%, 6/15/49(a)(d)	$26,495	$25,225,956
Series 2006-C27 Class A3
5.765%, 7/15/45(a)	26,205	25,418,011
Series 2007-C32 Class A2
5.924%, 6/15/49(a)	26,000	25,637,066

		763,662,923

NON-AGENCY FLOATING RATE CMBS - 0.1%
GS Mortgage Securities Corp. II Series 2007-EOP Class E 2.89%, 3/06/20(a)(c)	5,835	5,424,623

Total Commercial Mortgage-Backed Securities (cost $795,435,980)		769,087,546

BANK LOANS - 4.8%
NON-INVESTMENT GRADE - 4.8%
Financial Institutions - 0.5%
Banking - 0.1%
North Las Vegas
6.483%, 4/20/11(b)	2,023	1,517,194
10.733%, 4/20/12(b)	1,000	250,000

		1,767,194

Brokerage - 0.0%
Ameritrade Term Loan 3.98%, 12/31/12(b)	1,000	947,410

Finance - 0.3%
First Data Corp. 5.231%-5.552%, 9/24/14-9/30/17(b)	8,932	8,216,183
Gartmore Investment Management 4.67%, 5/30/14(b)	1,833	1,665,218
Invenergy 5.70%, 4/17/14(b)	3,483	3,308,375
LPL Holdings 4.483%-4.801%, 6/14/12(b)	1,980	1,871,053
Natural Products Group 4.899%-5.149%, 3/05/14(b)	957	664,347
Peach Holding, Inc. 6.79%-7.06%, 11/21/13(b)	958	836,146

		16,561,322

Financial-Other - 0.0%
Grosvenor Capital Management 4.456%-4.676%, 11/29/13(b)	948	910,493

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	14

	Principal Amount (000)	U.S. $ Value
Real Estate Investment Trust - 0.1%
Capital Automotive REIT 4.21%, 12/16/10(b)	$861	$830,496
Crescent Resources, LLC 5.981%, 11/01/12(b)	5,900	4,432,375
Landsource Communities 6.75%, 2/26/14(b)	2,174	1,588,829

		6,851,700

		27,038,119

Industrial - 4.0%
Basic - 0.6%
Blitz 06-103 GMBH 4.75%, 12/04/13(b)	2,442	2,240,899
Celanese Holdings, LLC 4.188%, 4/02/14(b)	1,990	1,883,826
Dresser, Inc. 4.983%-5.219%, 10/31/13(b)	2,436	2,337,738
Georgia Pacific Corp.
4.399%-4.551%, 12/20/12(b)	1,985	1,868,546
4.446%-4.551%, 12/23/12(b)	1,188	1,120,619
Hexion Specialty
4.938%, 5/04/13(b)	3,632	3,295,592
5.063%, 5/04/13(b)	787	714,075
John Maneely Co. 5.966%-6.02%, 12/06/13(b)	6,316	5,845,076
Newpage Corp. 6.563%, 12/14/14(b)	1,692	1,677,545
Oshkosh Truck Corp. 4.20%-4.43%, 12/06/13(b)	4,399	4,083,492
Tegrant Corp. 8.31%, 2/15/15(b)	600	180,000
Univar Corp. 5.801%, 11/30/14(b)	1,990	1,860,650
Wimar Opco LLC 10.75%, 1/03/12(b)	2,700	2,599,884

		29,707,942

Capital Goods - 0.3%
Champion Opco, LLC 4.981%, 5/11/13(b)	1,892	1,349,383
Clarke American Corp. 5.198%-5.301%, 3/09/14(b)	1,539	1,297,856
Fenwal, Inc.
Zero coupon, 2/20/14**	536	482,143
4.899%, 2/20/14(b)	3,174	2,848,761

15	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Generac Power Systems, Inc. 5.184%, 10/31/13(b)	$1,588	$1,313,802
Ravago Holdings America, Inc. 5.50%, 1/31/14(b)	1,975	1,639,250
Sequa Corp. 5.92%-6.06%, 12/31/14(b)	1,490	1,419,925
Solo Cup Co. 5.96%-6.14%, 2/28/11(b)	624	610,209
United Subcontractor, Inc. 7.00%-7.566%, 12/27/12(b)	6,154	3,620,331

		14,581,660

Communications-Media - 0.4%
Charter Communications Operations 4.90%, 2/14/14(b)	7,711	6,765,697
Idearc, Inc. 4.49%-4.80%, 11/17/14(b)	3,546	2,832,367
On Assignment, Inc. 5.06%, 1/29/13(b)	1,406	1,293,512
Sirius Computer Solutions 5.551%, 11/30/12(b)	1,494	1,374,704
Thomson Learning 4.98%, 7/05/14(b)	2,481	2,241,388
Univision Communications, Inc. 4.733%-5.149%, 8/15/14(b)	5,000	4,100,000
VML US Finance LLC 5.06%, 6/15/11(b)	750	729,097

		19,336,765

Communications-Telecommunications - 0.5%
Alltel Communications, Inc. 5.232%, 5/16/15(b)	3,474	3,455,131
Cablevision Systems Corp. 4.225%, 2/24/13(b)	2,199	2,087,933
Cequel Communications Term Loan B 4.685%-6.00%, 3/30/14(b)	1,141	1,066,437
Cequel Communications, LLC 5.00%-8.873%, 5/04/15(b)	3,381	2,996,197
Level 3 Communications, Inc. 4.727%-4.96%, 12/01/11(b)	4,500	4,116,105
Nielsen Finance LLC 4.734%, 8/09/13(b)	2,977	2,772,598
Proquest CSA, LLC 5.14%-5.69%, 2/07/14(b)	3,813	3,651,267
Sorenson Communications, Inc. 9.81%, 1/31/14(b)	2,484	2,397,167

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	16

	Principal Amount (000)	U.S. $ Value
Telesat Canada
Zero coupon, 10/23/14**	50	$48,522
5.49%-5.90%, 10/23/14(b)	$1,833	1,765,218
5.57%-5.92%, 10/23/14(b)	107	102,963
Tribune Company 5.482%, 5/14/14(b)	490	372,046

		24,831,584

Consumer Cyclical-Automotive - 0.3%
Delphi Corp.
7.75%, 12/31/08(b)	3,086	2,936,083
8.50%, 12/31/08(b)	314	313,570
Ford Motor Co. 5.48%, 11/29/13(b)	4,925	3,970,190
General Motors Corp. 5.059%, 12/16/13(b)	1,234	1,046,442
Lear Corp. 4.948%-5.301%, 4/25/12(b)	2,470	2,264,817
Visteon Corp. 7.194%, 5/31/13(b)	5,000	4,001,550

		14,532,652

Consumer Cyclical - Other - 0.2%
Allison Transmission, Inc. 5.23%-5.47%, 8/27/14(b)	1,489	1,322,382
Hanesbrands, Inc. 4.551%-4.657%, 9/05/13(b)	639	618,522
Metro-Goldwyn-Mayer 5.946%, 4/08/12(b)	1,980	1,603,800
Six Flags Theme Parks, Inc. 4.60%-5.33%, 4/30/15(b)	5,955	5,232,956
Veyance Technologies, Inc.
4.99%, 7/02/14(b)	311	282,434
5.40%, 7/02/14(b)	2,177	1,977,037

		11,037,131

Consumer Cyclical - Retailers - 0.2%
Mattress Holding Corp. 5.15%, 2/21/14(b)	495	352,694
Michaels Stores, Inc. 5.00%-5.75%, 10/31/13(b)	3,465	2,905,393
Neiman Marcus Group, Inc. 4.422%, 4/06/13(b)	3,000	2,852,760
Rite Aid Corp. 4.20%-4.24%, 6/04/14(b)	998	908,972

17	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Targus Group International 6.45%-7.32%, 11/22/12(b)	$2,668	$2,147,658

		9,167,477

Consumer Non-Cyclical - 0.6%
Aramark Corp.
4.676%, 1/26/14(b)	1,853	1,735,224
5.025%, 1/26/14(b)	118	111,244
Best Brands Corp. 12.198%, 12/18/12(b)	299	255,518
Carestream Health, Inc. 4.483%-4.899%, 4/30/13(b)	935	832,238
Community Health Systems, Inc.
Delayed Draw
Zero coupon, 7/01/14**	186	174,730
Term Loan B
4.733%-4.899%, 7/01/14(b)	3,628	3,415,344
Constellation Brands, Inc. 4.00%-4.188%, 6/05/13(b)	1,750	1,691,603
Harlan Sprague Dawley, Inc. 4.98%-6.50%, 7/31/14(b)	2,274	2,120,908
HCA, Inc. 5.051%, 11/07/13(b)	5,911	5,545,837
Health Management Associates 4.551%, 2/28/14(b)	1,896	1,759,788
IM US Holdings, LLC 4.808%, 6/26/14(b)	1,980	1,890,068
Manor Care, Inc. 4.983%, 11/30/14(b)	1,482	1,370,653
Mylan Laboratories, Inc. 5.75%, 10/02/14(b)	1,493	1,471,978
Spectrum Brands, Inc.
6.48%-6.734%, 3/30/13(b)	947	892,454
6.609%-6.828%, 3/30/13(b)	48	45,831
Supervalu, Inc. 3.733%, 6/02/12(b)	909	874,028
Talecris Biotherapeutics Holdings Corp.
6.18%, 12/06/13(b)	7,331	6,744,881
9.18%, 12/01/14(b)	1,775	1,599,719

		32,532,046

Energy - 0.1%
Ashmore Energy International
5.80%, 3/30/14(b)	1,733	1,563,618
5.801%, 3/30/12(b)	210	189,525
Dalbo, Inc. 6.198%, 10/31/14(b)	2,780	2,696,831

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	18

	Principal Amount (000)	U.S. $ Value
Infrastrux Group, Inc. 6.881%, 11/03/12(b)	$3,548	$3,246,301

		7,696,275

Industrial Other - 0.1%
Education Management LLC 4.563%, 5/26/13(b)	3,075	2,838,141

Services - 0.4%
Chrysler Financial 6.78%, 8/03/12(b)	3,052	2,510,707
Koosharem Corp. 5.71%-7.00%, 7/31/14(b)	1,985	1,260,435
N.E.W. Holdings LLC 5.149%-5.399%, 5/18/14(b)	1,964	1,768,756
PGT Industries, Inc. 5.48%, 2/14/12(b)	1,877	1,614,648
Sabre, Inc. 4.483%-4.899%, 9/30/14(b)	4,859	3,974,304
Sitel LLC Clientlogic Corp. 4.983%-6.50%, 1/30/14(b)	5,082	3,963,689
Tandus Corp. 5.196%-5.286%, 5/30/14(b)	1,935	1,470,501
Travelport LLC
4.733%, 8/22/13(b)	2,334	2,083,526
4.946%, 8/22/13(b)	468	418,061
West Corp. 4.858%-5.295%, 10/18/13(b)	5,162	4,712,451

		23,777,078

Technology - 0.3%
Dealer Computer Services, Inc.
4.801%, 10/26/12(b)	4,471	4,242,132
8.301%, 10/26/12(b)	3,500	3,351,250
Freescale Semiconductor, Inc. 4.209%, 12/02/13(b)	1,980	1,790,819
IPC Systems, Inc.
5.051%, 5/11/14(b)	992	764,211
7.946%, 5/10/15(b)	2,000	1,368,000
Marvell Technology Group, Ltd. 4.983%, 11/06/09(b)	1,830	1,756,500
Sungard Data System, Inc. 4.508%, 2/11/13(b)	2,203	2,080,337

		15,353,249

19	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Transportation - Airlines - 0.0%
Delta Air Lines 6.149%, 4/30/14(b)	$1,060	$681,703

		206,073,703

Not Credit Sensitive - 0.0%
Lyondell Chemical Co. 7.00%, 5/31/15(b)	2,095	1,823,605

Utilities - 0.3%
Electric - 0.2%
Calpine Corp. 5.685%, 3/12/09(b)	1,900	1,810,376
Firstlight Power Resources
5.25%, 11/01/13(b)	29	26,952
5.31%, 11/01/13(b)	837	789,874
7.313%, 4/15/13	2,500	2,206,250
Northeast Biofuels, LLC
5.946%, 6/30/13(b)	1,073	847,805
5.96%, 6/20/13(b)	2,732	2,158,049
TXU Corp
5.948%-6.478%, 10/31/14(b)	2,189	2,024,825
6.234%-6.478%, 10/10/14(b)	2,481	2,294,859

		12,158,990

Utility - Other - 0.1%
GBGH LLC 11.50%, 8/07/13(b)	2,985	2,895,226

		15,054,216

Total Bank Loans (cost $281,007,843)		249,989,643

GOVERNMENTS - TREASURIES - 4.1%
TREASURIES - 4.1%
United States Treasury Bonds 4.50%, 2/15/36(a)	51,955	51,585,652
United States Treasury Notes
2.125%, 1/31/10(a)(e)	71,880	71,509,387
3.625%, 10/31/09-12/31/12(a)	50,155	50,948,758
4.25%, 11/15/17(a)	40,545	41,416,069

Total Governments-Treasuries (cost $214,985,990)		215,459,866

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	20

	Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 2.1%
CREDIT CARD - FLOATING RATE - 0.6%
MBNA Credit Card Master Note Trust Series 2001-A5 Class A5 2.681%, 3/15/11(a)	$30,140	$30,144,602

HOME EQUITY LOANS-FIXED RATE - 0.1%
Citifinancial Mortgage Securities, Inc. Series 2003-1 Class AFPT 3.36%, 1/25/33(a)	3,215	2,141,169
Home Equity Mortgage Trust Series 2005-4 Class A3 4.742%, 1/25/36(a)(d)	1,966	1,868,153
Residential Funding Mortgage Securities II Series 2005-HI2 Class A3 4.46%, 5/25/35(a)	1,275	1,267,938

		5,277,260

HOME EQUITY LOANS-FLOATING RATE - 1.2%
Asset Backed Funding Certificates Series 2003-WF1 Class A2 3.518%, 12/25/32(a)	3,555	3,177,816
Bear Stearns Asset Backed Securities, Inc. Series 2007-HE3 Class M1 2.933%, 4/25/37(a)(d)	10,375	1,282,350
Credit-Based Asset Servicing & Securities Trust Series 2005-CB7 Class AF2 5.147%, 11/25/35(a)	2,349	2,193,981
GE-WMC Mortgage Securities LLC Series 2005-2 Class A2B 2.653%, 12/25/35(a)	4,625	4,467,567
HFC Home Equity Loan Asset Backed Certificates Series 2005-3 Class A1 2.742%, 1/20/35(a)	4,569	3,796,265
Home Equity Loan Trust Series 2007-FRE1 Class 2AV2 2.643%, 4/25/37(a)	15,685	12,920,519
HSI Asset Securitization Corp. Trust Series 2006-OPT2 Class 2A1 2.563%, 1/25/36(a)	188	186,823
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class A2A 2.603%, 4/25/37(a)	13,777	13,399,275

21	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Morgan Stanley Mortgage Loan Trust Series 2006-17XS Class A1 2.603%, 10/25/46(a)	$10,347	$9,572,336
Option One Mortgage Loan Trust Series 2006-3 Class M1 2.713%, 2/25/37(a)(d)	6,080	585,428
Residential Asset Mortgage Products, Inc.
Series 2005-RS3 Class AIA2
2.653%, 3/25/35(a)	1,543	1,364,717
Series 2005-RZ1 Class A2
2.683%, 4/25/35(a)	3,471	3,079,864
Residential Asset Securities Corp. Series 2003-KS3 Class A2 3.083%, 5/25/33(a)	322	310,503
Soundview Home Equity Loan Trust Series 2007-OPT3 Class 2A2 2.613%, 8/25/37(a)	9,200	7,431,880
Specialty Underwriting & Residential Finance Series 2006-BC1 Class A2A 2.563%, 12/25/36(a)	22	21,770

		63,791,094

OTHER-FIXED RATE - 0.1%
DB Master Finance, LLC Series 2006-1 Class A2 5.779%, 6/20/31(a)(c)(d)	3,700	3,182,000

OTHER - FLOATING RATE - 0.1%
Neapolitan Segregated Portfolio Series 2007-1A Class I 3.483%, 3/30/46(c)(d)*	6,005	255,213
Petra Cre Cdo Series 2007-1A Class C 3.583%, 2/25/47(a)(c)(d)	7,100	4,089,156
SLM Student Loan Trust Series 2003-C Class A1 2.876%, 9/15/16(a)	2,997	2,836,815

		7,181,184

Total Asset-Backed Securities (cost $142,276,835)		109,576,140

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	22

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.2%
Financial Institutions - 0.2%
Finance - 0.1%
Countrywide Financial Corp. Subordinated Note 6.25%, 5/15/16(a)	$5,826	$5,187,144

Real Estate Investment Trust - 0.1%
American Real Estate 7.125%, 2/15/13(a)	2,710	2,459,325

		7,646,469

Industrial - 1.7%
Basic - 0.1%
Ineos Group Holdings PLC 8.50%, 2/15/16(a)(c)	3,550	2,334,125
Westvaco Corp. 8.20%, 1/15/30(a)	1,700	1,645,767

		3,979,892

Capital Goods - 0.1%
Owens Corning, Inc. 6.50%, 12/01/16(a)	8,371	7,621,603

Communications - Media - 0.3%
Cablevision Systems Corp. Series B 8.00%, 4/15/12(a)	3,675	3,472,875
Clear Channel Communications, Inc. 5.50%, 9/15/14(a)	8,805	5,283,000
DirecTV Holdings LLC 6.375%, 6/15/15(a)	3,525	3,304,688
EchoStar DBS Corp.
6.625%, 10/01/14(a)	1,415	1,308,875
7.125%, 2/01/16(a)	3,675	3,390,187

		16,759,625

Communications-Telecommunications - 0.7%
Qwest Communications International, Inc. 7.50%, 2/15/14(a)	3,290	3,125,500
Sprint Capital Corp.
7.625%, 1/30/11(a)	12,750	12,526,875
8.375%, 3/15/12(a)	20,520	20,314,800

		35,967,175

23	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
General Motors Corp. 8.25%, 7/15/23(a)	$5,425	$3,160,063

Consumer Cyclical - Other - 0.2%
Centex Corp. 5.45%, 8/15/12(a)	9,324	7,762,230
Harrah's Operating Co., Inc.
5.625%, 6/01/15(a)	2,445	1,314,187
5.75%, 10/01/17(a)	959	503,475
6.50%, 6/01/16(a)	2,870	1,564,150
MGM MIRAGE 8.375%, 2/01/11(a)	3,245	3,131,425

		14,275,467

Consumer Non-Cyclical - 0.1%
Tyson Foods, Inc. 6.85%, 4/01/16(a)	5,662	5,145,303

Transportation - Services - 0.1%
Hertz Corp. Class A 8.875%, 1/01/14(a)	3,040	2,781,600

		89,690,728

Utilities - 0.3%
Electric - 0.3%
Dynegy Holdings, Inc. 8.375%, 5/01/16(a)	5,370	5,208,900
Edison Mission Energy 7.00%, 5/15/17(a)	3,955	3,697,925
NRG Energy, Inc.
7.25%, 2/01/14(a)	5,035	4,808,425
7.375%, 2/01/16(a)	2,985	2,809,631

		16,524,881

Total Corporates-Non-Investment Grade (cost $129,059,493)		113,862,078

MORTGAGE CMOS - 2.0%
AGENCY FLOATING RATE - 0.0%
Fannie Mae Grantor Trust Series 2004-T5 Class AB4 2.574%, 5/28/35(a)(d)	1,605	1,283,697

NON-AGENCY ARMS - 1.3%
Bear Stearns Alt-A Trust
Series 2006-1 Class 22A1

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	24

	Principal Amount (000)	U.S. $ Value
5.381%, 2/25/36(a)	$9,930	$7,962,103
Series 2007-1 Class 21A1
5.72%, 1/25/47(a)	27,531	21,298,441
Series 2006-3 Class 22A1
6.176%, 5/25/36(a)	6,270	4,453,045
Citigroup Mortgage Loan Trust, Inc. Series 2005-2 Class 1A4 5.113%, 5/25/35(a)	17,057	16,187,792
Indymac Index Mortgage Loan Trust Series 2006-AR7 Class 4A1 6.214%, 5/25/36(a)	8,147	6,632,368
Residential Funding Mortgage Securities I, Inc. Series 2005-SA3 Class 3A 5.24%, 8/25/35(a)	10,481	10,090,212

		66,623,961

NON-AGENCY FIXED RATE - 0.2%
Deutsche Mortgage Securities, Inc. Series 2005-WF1 Class 1A1 5.087%, 6/26/35(a)(c)	8,983	8,896,331

NON-AGENCY FLOATING RATE - 0.5%
Countrywide Alternative Loan Trust Series 2005-62 Class 2A1 4.528%, 12/25/35(a)(d)	6,084	4,653,570
JPMorgan Alternative Loan Trust Series 2006-S1 Class 3A1 2.593%, 3/25/36(a)	1,581	1,539,817
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9 Class 2A1A 5.142%, 12/25/35(a)	10,732	10,588,700
Morgan Stanley Structured Trust Series 2007-1 Class A2 2.673%, 6/25/37(a)	9,105	7,311,033
Structured Asset Mortgage Investment, Inc. Series 2004-AR5 Class 1A1 2.813%, 10/19/34(a)	4,680	4,014,558

		28,107,678

Total Mortgage CMOS (cost $121,748,054)		104,911,667

AGENCY - 1.1%
AGENCY DEBENTURES - 1.1%
Federal Home Loan Mortgage Corp. 5.50%, 8/23/17(a)	23,215	24,550,420
Federal National Mortgage Association
6.25%, 5/15/29(a)	19,615	22,190,645

25	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

Company	Shares or Principal Amount (000)	U.S. $ Value
6.625%, 11/15/30(a)	$8,800	$10,446,093

Total Agency (cost $59,368,136)		57,187,158

QUASI - SOVEREIGNS - 0.7%
RSHB Capital (Russian Agricultural Bank)
6.299%, 5/15/17(a)(c)	13,875	12,569,640
7.75%, 5/29/18(a)(c)	24,180	23,696,400

Total Quasi - Sovereigns (cost $37,175,902)		36,266,040

GOVERNMENTS - SOVEREIGN BONDS - 0.6%
Republic of Brazil 8.25%, 1/20/34(a)(d)	6,055	7,447,650
Russian Federation 7.50%, 3/31/30(a)(c)	21,946	24,630,978

Total Governments - Sovereign Bonds (cost $30,895,158)		32,078,628

PREFERRED STOCKS - 0.2%
Federal National Home Loan Mortgage Corp. 8.38%	185,725	4,513,117
Federal National Mortgage Association 8.25%	280,300	6,432,885

Total Preferred Stocks (cost $11,650,625)		10,946,002

SHORT-TERM INVESTMENTS - 14.3%
AGENCIES - 14.3%
Federal Farm Credit Discount Notes Zero coupon, 7/30/08	$100,000	99,826,000
Federal Home Loan Bank Discount Notes Zero Coupon, 7/01/08-7/16/08	245,700	245,608,750
Federal National Mortgage Association Discount Notes Zero Coupon, 7/01/08-8/12/08	200,000	199,737,500
Freddie Mac Discount Notes Zero Coupon, 7/08/08-7/23/08	200,000	199,823,833

		744,996,083

SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO •	26

	Principal Amount (000)	U.S. $ Value
TIME DEPOSIT - 0.0%
State Street Euro Dollar 1.25%, 7/01/08	$1,390	$1,390,000

Total Short-Term Investments (cost $746,386,083)		746,386,083

Total Investments - 99.8% (cost $5,376,603,476)		5,205,344,815
Other assets less liabilities - 0.2%		9,451,374

Net Assets - 100%		$5,214,796,189

INTEREST RATE SWAP CONTRACTS

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Lehman Brothers	472,470	6/03/10	3 month LIBOR†	3.444%	$(295,698)
Lehman Brothers	49,000	12/04/11	3 month LIBOR†	4.850%	1,388,937
Lehman Brothers	121,900	2/26/13	3 month LIBOR†	3.746%	(1,169,613)
Lehman Brothers	501,685	11/28/17	3 month LIBOR†	4.723%	6,379,494
Lehman Brothers	40,885	6/03/18	3 month LIBOR†	4.708%	(160,030)

†	LIBOR (London Interbank Offered Rate).

FORWARD CURRENCY EXCHANGE CONTRACTS

		Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Polish Zloty	Settling 07/09/08	129,902	$58,856,499	$60,900,472	$2,043,973
Sale Contracts
Polish Zloty	Settling 07/09/08	129,902	58,872,504	60,900,472	(2,027,968)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased
U.S. Treasury Bonds
Futures	1,294	September 2008	$150,543,401	$149,578,313	$(965,088)
U.S. Treasury Notes
10 Yr Futures	1,369	September 2008	156,069,970	155,959,047	(110,923)
Sold
U.S. Treasury Notes
5 Yr Futures	1,007	September 2008	111,884,220	111,328,571	555,649

					(520,362)

*	Illiquid security, valued at fair value.
**	The position represents an unfunded loan commitment. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized (loss) of these unfunded loan commitments amounted to $705,395 and $(66,760), respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(a)	Positions, or portion thereof, with an aggregate market value of $4,197,767,874 have been segregated to collateralize open forward currency exchange contracts.
(b)	Variable rate coupon, rate shown as of June 30, 2008.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $177,987,573 or 3.4% of net assets.
(d)	Fair valued.
(e)	Represents entire or partial position segregated as collateral for open future contracts.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2008, the fund's total exposure to subprime investments was 2.82%. These investments are valued in accordance with the Fund's Valuation Policies.

27	• SANFORD C. BERNSTEIN FUND, INC. INTERMEDIATE DURATION PORTFOLIO

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
AGENCIES - 32.7%
Agency Debentures - 32.7%
Federal Home Loan Bank
2.75%, 6/18/10	$10,000	$9,909,050
3.625%, 12/17/10	12,000	12,060,912
4.375%, 10/22/10	12,000	12,269,016
5.00%, 2/20/09	12,000	12,164,760
Federal National Mortgage Association
2.375%, 5/20/10	10,000	9,856,620
3.25%, 2/10/10	12,000	12,041,328
3.375%, 5/19/11	12,000	11,940,816
7.125%, 6/15/10	12,000	12,886,008
Freddie Mac
2.875%, 4/30/10	10,000	9,954,910
4.875%, 2/17/09	12,000	12,153,600
5.25%, 5/21/09	15,000	15,310,590
Series 1
2.375%, 5/28/10	10,000	9,854,210

Total Agencies (cost $140,818,787)		140,401,820

CORPORATES - INVESTMENT GRADES - 18.5%
Financial Institutions - 11.4%
Banking - 5.2%
Bank of America Corp.
3.375%, 2/17/09	880	876,406
BB&T Corp.
6.50%, 8/01/11	890	901,898
Citigroup, Inc.
3.625%, 2/09/09	1,945	1,942,170
Comerica, Inc.
4.80%, 5/01/15	700	621,363
Credit Suisse USA, Inc.
4.70%, 6/01/09	1,945	1,950,574
Fifth Third Bancorp
6.25%, 5/01/13	1,970	1,803,163
Marshall & Ilsley Corp.
4.375%, 8/01/09	1,507	1,479,744

Morgan JP & Co., Inc.
6.25%, 1/15/09	1,795	1,812,221
National City Bank of Ohio
6.25%, 3/15/11	1,895	1,722,127
NB Capital Trust IV
8.25%, 4/15/27	985	988,556
Union Planters Corp.
7.75%, 3/01/11	1,134	1,159,206
UnionBanCal Corp.
5.25%, 12/16/13	1,530	1,442,069
Royal Bank of Scotland Group PLC
6.40%, 4/01/09	711	720,397
US Bancorp
5.30%, 4/28/09	1,920	1,931,512
Wachovia Corp.
5.625%, 12/15/08	837	836,510
Wells Fargo & Co.
3.125%, 4/01/09	1,969	1,960,104

		22,148,020

Brokerage - 1.5%
Lehman Brothers Holdings, Inc.
3.60%, 3/13/09	1,970	1,938,173
7.875%, 11/01/09	800	815,799
Merrill Lynch & Co., Inc.
Series MTNC
4.125%, 1/15/09	1,985	1,962,294
Morgan Stanley
5.05%, 1/21/11	1,945	1,922,817

		6,639,083

Finance - 2.7%
American Express Co.
4.75%, 6/17/09	873	869,742
American General Finance Corp.
4.625%, 5/15/09	1,540	1,527,638
Capital One Bank
5.00%, 6/15/09	1,220	1,218,179
CIT Group, Inc.
3.375%, 4/01/09	2,015	1,906,787
General Electric Capital Corp.
3.125%, 4/01/09	1,975	1,974,255
Household Finance Corp.
4.125%, 12/15/08	1,960	1,956,958
International Lease Finance Corp.
4.75%, 7/01/09	1,980	1,940,913

		11,394,472

Insurance - 0.9%
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09	852	853,338
Genworth Financial, Inc.
5.231%, 5/16/09	651	654,173
UnitedHealth Group, Inc.
4.125%, 8/15/09	713	706,542
WellPoint, Inc.
4.25%, 12/15/09	1,900	1,880,873

		4,094,926

Other Finance - 0.2%
ORIX Corp.
5.48%, 11/22/11	920	850,779

REITS - 0.9%
Simon Property Group LP
3.75%, 1/30/09	1,955	1,951,970
5.00%, 3/01/12	1,940	1,890,276

		3,842,246

		48,969,526

Industrial - 5.8%
Basic - 0.1%
Celulosa Arauco Y Constitucion
8.625%, 8/15/10	443	475,388
United States Steel Corp.
5.65%, 6/01/13	135	131,445

		606,833

Capital Goods - 0.4%
Caterpillar Financial Services
4.50%, 6/15/09	1,020	1,026,677
Illinois Tool Works, Inc.
5.75%, 3/01/09	773	785,345

		1,812,022

Communications - Media - 0.4%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	1,860	1,888,197

Communications - Telecommunications - 1.4%
AT&T, Inc.
4.125%, 9/15/09	1,955	1,957,285
Qwest Corp.
8.875%, 3/15/12	1,155	1,178,100
Verizon New England, Inc.
6.50%, 9/15/11	960	986,699
Vodafone Group PLC
7.75%, 2/15/10	1,800	1,880,941

		6,003,025

Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
7.20%, 9/01/09	1,730	1,779,409

Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	950	917,289

Consumer Non-Cyclical - 0.9%
Abbott Laboratories
3.50%, 2/17/09	953	954,286
Cia Brasileira De Bebida
8.75%, 9/15/13	667	753,710
Kraft Foods, Inc.
4.125%, 11/12/09	481	480,278
Baxter FinCo BV
4.75%, 10/15/10	1,690	1,709,202

		3,897,476

Energy - 0.7%
ConocoPhillips
6.375%, 3/30/09	831	846,877
Vastar Resources, Inc.
6.50%, 4/01/09	1,875	1,916,392

		2,763,269

Technology - 0.6%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	500	513,533
International Business Machines Corp.
5.375%, 2/01/09	840	848,213
Motorola, Inc.
8.00%, 11/01/11	970	990,559

		2,352,305

Transportation - Railroads - 0.2%
Norfolk Southern Corp.
6.20%, 4/15/09	805	817,498

Transportation - Services - 0.5%
FedEx Corp.
3.50%, 4/01/09	1,970	1,963,318

		24,800,641

Utility - 1.3%
Electric - 1.3%
Constellation Energy Group, Inc.
6.125%, 9/01/09	1,880	1,906,174
Pacific Gas & Electric Co.
3.60%, 3/01/09	1,950	1,948,415
PPL Electric Utilities Corp.
6.25%, 8/15/09	1,870	1,910,876

		5,765,465

Total Corporates - Investment Grades (cost $80,372,564)		79,535,632

MORTGAGE PASS-THRU’S - 13.9%
Agency Fixed Rate 30-Year - 10.4%
Federal Home Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37	5,412	5,679,482
Federal Home Loan Mortgage Corporation
6.00%, TBA	15,000	15,150,000
Series 2007
6.50%, 12/01/33	4,396	4,571,733
Federal National Mortgage Association
6.00%, TBA	15,000	15,131,250
Series 2008
6.50%, 7/01/35 - 10/01/35	3,404	3,536,121
Government National Mortgage Association
Series 2002
7.50%, 3/15/32	424	456,147

		44,524,733

Agency ARMS - 2.8%
Federal Home Loan Mortgage Corp.
Series 2006
6.158%, 12/01/36 (a)	1,904	1,950,421
Series 2007
5.927%, 11/01/36 (a)	3,467	3,546,756
6.096%, 1/01/37 (a)	2,811	2,881,946
Federal National Mortgage Association
Series 2007
5.783%, 8/01/37 (a)	3,669	3,698,162

		12,077,285

Agency Fixed Rate 15-Year - 0.7%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	219	228,946
Series 2001
6.00%, 11/01/16 - 12/01/16	1,219	1,254,691
Series 2002
6.00%, 2/01/17	1,139	1,172,300
8.00%, 8/01/16	391	412,004

		3,067,941

Total Mortgage Pass-Thru’s (cost $59,262,099)		59,669,959

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
Non-Agency Fixed Rate CMBS - 7.5%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 10/10/17	1,200	1,114,360
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36	4,331	4,447,246
Series 2007-PW18, Class A4
5.70%, 6/11/50	1,000	941,714
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	1,000	939,124
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	2,550	2,538,018
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	3,300	3,276,293
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38	2,030	1,970,882
Series 2005-LDP5, Class A2
5.198%, 12/15/44	2,800	2,790,826
Series 2006-CB17, Class A4
5.429%, 12/12/43	1,000	947,203
Series 2007-LD11, Class C
6.007%, 6/15/49	2,570	1,860,385
LB-UBS Commercial Mortgage Trust
Series 2003-C5, Class A3
4.254%, 7/15/27	3,535	3,469,521
Series 2004-C7, Class A2
3.992%, 10/15/29	5,385	5,334,169
Series 2007-C7, Class A3
5.866%, 9/15/45	575	548,548
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
6.59%, 3/15/30	335	336,308
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class C
5.929%, 6/15/49	2,500	1,804,155

		32,318,752

Non-Agency Floating Rate CMBS - 2.4%
Commercial Mortgage Pass-Through Certificates
Series 2007-FL14, Class C
2.771%, 6/15/22 (a)(b)	1,389	1,229,325
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
2.941%, 10/15/21 (a)(b)	2,000	1,800,841
Series 2007-TFLA, Class A2
2.591%, 2/15/22 (a)(b)	3,000	2,670,000
Morgan Stanley Capital
Series 2005-XLF, Class G
2.852%, 8/15/19 (a)(b)	2,645	2,552,619
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
2.871%, 9/15/21 (a)(b)	1,300	1,096,013
Series 2007-WHL8, Class E
2.871%, 6/15/20 (a)(b)	1,000	839,079

		10,187,877

Total Commercial Mortgage-Backed Securities (cost $45,227,640)		42,506,629

ASSET-BACKED SECURITIES - 7.5%
Home Equity Loans - Fixed Rate - 3.1%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	1,370	1,091,840
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	1,272	846,993
Series 2004-1, Class AF2
2.645%, 4/25/34	336	321,761
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	1,381	1,054,914
Credit-Based Asset Servicing and Securities Trust
Series 2003-CB3, Class AF1
2.879%, 12/25/32	933	590,841
Series 2005-CB4, Class AF2
4.751%, 8/25/35	2,779	2,088,733
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (b)	1,200	1,131,240
Series 2007-CB4, Class A2A
5.844%, 4/25/37	881	854,258
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (b)	2,100	1,985,622

Home Equity Mortgage Trust
Series 2006-5, Class A1
5.50%, 1/25/37	1,201	372,587
Household Home Equity Loan Trust
Series 2007-1, Class A2F
5.60%, 3/20/36	2,610	2,390,546
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (b)	15	7,369
Structured Asset Securities Corp.
Series 2007-RM1, Class AI0
5.00%, 5/25/47 (b)(c)	3,804	717,922

		13,454,626

Home Equity Loans - Floating Rate - 2.2%
ACE Securities Corp.
Series 2003-OP1, Class A2
2.843%, 12/25/33 (a)	213	170,061
BNC Mortgage Loan Trust
Series 2007-2, Class M5
3.383%, 5/25/37 (a)	420	40,702
Countrywide Asset-Backed Certificates
Series 2003-BC1, Class A1
3.283%, 3/25/33 (a)	212	170,898
Series 2007-10, Class 2A2
2.603%, 6/25/30 (a)	850	772,172
Home Equity Mortgage Trust
Series 2005-3, Class M1
3.023%, 11/25/35 (a)	2,009	1,807,753
Household Home Equity Loan Trust
Series 2006-1, Class M1
2.762%, 1/20/36 (a)	876	703,708
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
2.563%, 1/25/36 (a)	118	117,288
Irwin Home Equity
Series 2005-C, Class 2A1
2.733%, 4/25/30 (a)	166	165,085
Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
2.683%, 6/25/37 (a)(b)	1,200	1,002,937
Lehman XS Trust
Series 2005-5N, Class M2
3.133%, 11/25/35 (a)(d)	575	123,597
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-5, Class 2A1
3.183%, 10/25/37 (a)	1,393	1,342,249

Newcastle Mortgage Securities Trust
Series 2006-1, Class A2
2.603%, 3/25/36 (a)	1,626	1,582,278
Novastar Home Loan Equity
Series 2007-2, Class M1
2.783%, 9/25/37 (a)	1,650	192,390
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (b)	740	724,863
Wells Fargo Home Equity Trust
Series 2006-1, Class A2
2.573%, 5/25/36 (a)	449	437,743

		9,353,724

Autos - Floating Rate - 1.8%
Capital Auto Receivables Asset Trust
Series 2007-SN2, Class A2
3.251%, 1/15/10 (a)(b)	2,790	2,772,562
Ford Credit Auto Owner Trust
Series 2007-B, Class A3B
2.811%, 11/15/11 (a)	2,000	1,976,250
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
2.552%, 4/20/13 (a)	3,000	2,941,413

		7,690,225

Other ABS - Floating Rate - 0.4%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
2.35%, 2/25/42 (a)(b)	1,374	1,315,793
Petra CRE CDO Ltd.
Series 2007-1A, Class C
5.973%, 2/25/47 (a)(b)	635	365,720

		1,681,513

Total Asset-Backed Securities (cost $39,111,760)		32,180,088

GOVERNMENTS - TREASURIES - 6.9%
Treasuries - 6.9%
U.S. Treasury Notes
3.50%, 8/15/09	6,000	6,076,404
4.125%, 8/15/10	20,000	20,606,240
4.625%, 11/30/08	2,685	2,714,369

Total Governments - Treasuries (cost $29,400,961)		29,397,013

CMOS - 5.4%
Non-Agency Floating Rate - 2.4%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
4.053%, 9/25/45 (a)	674	519,935

Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
4.528%, 12/25/35 (a)	649	496,450
Series 2006-OA14, Class 3A1
4.378%, 11/25/46 (a)	1,005	666,169
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
2.963%, 2/25/35 (a)	2,069	1,338,730
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
2.673%, 8/25/47 (a)	938	671,008
Deutsche ALT-A Securities, Inc. Mortgage Loan
Series 2005-AR1, Class 1A1
2.793%, 8/25/35 (a)	765	598,616
Lehman XS Trust
Series 2006-3, Class M1
2.933%, 3/25/36 (a)(d)	1,150	138,000
Series 2007-2N, Class M1
2.823%, 2/25/37 (a)(d)	1,400	273,000
Merrill Lynch Mortgage Investors, Inc.
Series 2003-F, Class A1
2.803%, 10/25/28 (a)	1,479	1,377,674
MLCC Mortgage Investors, Inc.
Series 2004-A, Class A1
2.713%, 4/25/29 (a)	1,252	1,158,497
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
2.713%, 5/25/35 (a)	159	136,349
Series 2005-9, Class 2A1
4.928%, 5/25/35 (a)	513	415,556
Washington Mutual Mortgage Pass Through
Series 2006-AR11, Class 1A
4.488%, 9/25/46 (a)	1,051	743,308
Series 2006-AR11, Class 3A1A
4.448%, 9/25/46 (a)	666	470,954
Series 2006-AR4, Class 1A1B
4.468%, 5/25/46 (a)	723	419,183
Series 2007-OA1, Class A1A
4.228%, 2/25/47 (a)	1,319	997,836

		10,421,265

Non-Agency Fixed Rate - 1.5%
American Home Mortgage Investment Trust
Series 2004-3, Class MF1
5.35%, 10/25/34 (d)	1,690	295,667

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB2, Class A7
5.961%, 6/25/36	613	613,799
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.087%, 6/26/35 (b)	747	739,539
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	1,010	930,762
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36	2,980	2,985,139
Structured Asset Securities Corp.
Series 2006-RM1, Class AIO
5.00%, 8/25/46 (b)(c)	3,629	623,820

		6,188,726

Non-Agency ARMS - 1.2%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.381%, 2/25/36 (e)	2,041	1,636,669
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.113%, 5/25/35 (e)	1,475	1,399,877
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.214%, 5/25/36 (e)	841	685,050
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.24%, 8/25/35 (e)	1,441	1,386,971

		5,108,567

Agency Floating Rate - 0.2%
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
2.871%, 7/15/23 (a)	877	859,245

Agency Fixed Rate - 0.1%
Government National Mortgage Association
Series 2006-51, Class IO
0.956%, 8/16/46 (c)	11,659	581,215

Total CMOs (cost $30,925,021)		23,159,018

INFLATION-LINKED SECURITIES - 1.9%
U.S. Treasury Notes
3.875%, 1/15/09 (TIPS) (cost $7,845,148)	7,805	8,055,409

CORPORATES - NON-INVESTMENT GRADES - 0.4%
Industrial - 0.4%
Communications - Telecommunications - 0.4%
Nextel Communications, Inc.
Series E
6.875%, 10/31/13 (cost $1,969,753)	1,992	1,683,240

SHORT-TERM INVESTMENTS - 9.0%
Agency Discount Notes - 5.3%
Federal Home Loan Bank Discount Notes
Zero Coupon, 7/01/08	22,800	22,800,000

Commercial Paper - 3.7%
AIG Funding, Inc.
2.41%, 7/14/08	8,000	7,993,038
San Paolo IMI US Financial Co.
2.40%, 7/14/08	8,000	7,993,066

		15,986,104

Total Short-Term Investments (cost $38,786,104)		38,786,104

Total Investments - 106.1% (cost $473,719,837)		455,374,912
Other assets less liabilities - (6.1)%		(26,004,252)

Net Assets - 100.0%		$429,370,660

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase	$8,600	7/01/10	3 Month LIBOR	3.563%	$3,543

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	258	September 2008	$54,527,436	$54,490,407	$(37,029)
Sold Contracts
U.S. T-Note 10 Yr Futures	215	September 2008	24,491,486	24,493,203	(1,717)

					$(38,746)

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2008.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $21,575,264 or 5.0% of net assets.
(c)	IO—Interest Only
(d)	Illiquid security, valued at fair value. (See Note A)
(e)	Variable rate coupon, rate shown as of June 30, 2008.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2008, the fund’s total exposure to subprime investments was 9.36%. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

LIBOR	-	London Interbank Offered Rates
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

June 30, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
AGENCIES - 36.7%
Agency Debentures - 36.7%
Federal Farm Credit Bank
4.50%, 10/17/12	$1,122	$1,143,360
Federal Home Loan Bank
3.00%, 4/15/09	4,000	4,004,860
3.875%, 8/22/08	1,700	1,703,046
4.25%, 11/20/09	4,000	4,069,324
4.625%, 11/21/08	1,700	1,713,365
4.75%, 4/24/09	6,145	6,238,244
5.00%, 2/20/09	3,300	3,345,309
5.375%, 8/19/11	6,825	7,180,037
Series 439
3.625%, 11/14/08	4,500	4,517,172
Federal National Mortgage Association
3.25%, 2/10/10	2,000	2,006,888
4.625%, 12/15/09	2,400	2,456,340
5.00%, 2/16/12	1,000	1,037,208

Total Agencies (cost $38,965,640)		39,415,153

GOVERNMENTS - TREASURIES - 27.7%
Treasuries - 27.7%
U.S. Treasury Bonds
5.00%, 8/15/11	1,150	1,221,066
U.S. Treasury Notes
2.125%, 1/31/10	8,685	8,640,220
2.875%, 1/31/13	1,800	1,769,204
3.50%, 8/15/09	8,900	9,013,333
4.00%, 6/15/09	7,500	7,614,255
4.50%, 5/15/10	1,520	1,573,556

Total Governments - Treasuries (cost $29,593,914)		29,831,634

MORTGAGE PASS-THRU’S - 14.0%
Agency Fixed Rate 30-Year - 12.0%
Federal Home Loan Mortgage Corp.
Series 2007
6.00%, 8/01/37 - 9/01/37	974	984,935
7.00%, 2/01/37	1,102	1,156,487

Federal Home Loan Mortgage Corporation
6.00%, TBA	5,300	5,353,000
Federal National Mortgage Association
6.00%, TBA	5,300	5,346,375

		12,840,797

Agency ARMS - 1.3%
Federal National Mortgage Association
Series 2007
5.783%, 8/01/37 (a)	1,403	1,414,261

Agency Fixed Rate 15-Year - 0.7%
Federal National Mortgage Association
Series 2000
7.50%, 3/01/15	78	81,766
Series 2001
6.00%, 11/01/16	517	531,613
Series 2002
8.00%, 8/01/16	148	156,026

		769,405

Total Mortgage Pass-Thru’s (cost $14,915,885)		15,024,463

ASSET-BACKED SECURITIES - 7.0%
Credit Cards - Floating Rate - 3.0%
Bank of America Credit Card Trust
Series 2008-A3, Class A3
3.221%, 8/15/11 (a)	1,235	1,237,326
Chase Issuance Trust
Series 2006-A1, Class A
2.511%, 4/15/13 (a)	1,060	1,039,961
Series 2008-A5, Class A5
3.371%, 5/16/11 (a)	940	942,827

		3,220,114

Autos - Floating Rate - 1.9%
Capital Auto Receivables Asset Trust
Series 2007-SN2, Class A2
3.251%, 1/15/10 (a)(b)	660	655,875
Ford Credit Auto Owner Trust FRN
Series 2008-B, Class A2
3.671%, 12/15/10 (a)	680	681,761
World Omni Auto Receivables Trust
Series 2008-A, Class A2
3.471%, 3/15/11 (a)	665	663,518

		2,001,154

Autos - Fixed Rate - 1.1%
Volkswagen Auto Loan Enhanced Trust
Series 2008-1, Class A2
3.71%, 4/20/11	1,150	1,147,619

Credit Cards - Fixed Rate - 0.8%
MBNA Credit Card Master Note Trust
Series 2005-A7, Class A7
4.30%, 2/15/11	850	854,383

Home Equity Loans - Fixed Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	296	226,053

Home Equity Loans - Floating Rate - 0.0%
ACE Securities Corp.
Series 2003-OP1, Class A2
2.843%, 12/25/33 (a)	32	25,843

Total Asset-Backed Securities (cost $7,545,761)		7,475,166

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%
Non-Agency Fixed Rate CMBS - 5.4%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	873	861,366
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/49	873	849,278
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.381%, 3/10/39	993	971,185
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	873	849,813
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A2
5.935%, 6/15/45	1,300	1,306,130
Series 2007-C32, Class A2
5.924%, 6/15/49	1,000	986,041

Total Commercial Mortgage-Backed Securities (cost $5,929,272)		5,823,813

INFLATION-LINKED SECURITIES - 2.1%
U.S. Treasury Notes
3.875%, 1/15/09 (TIPS) (cost $2,191,639)	2,181	2,250,379

CMOS - 1.3%
Non-Agency Fixed Rate - 0.6%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.087%, 6/26/35 (b)	149	147,113

Structured Asset Securities Corp.
Series 2003-23H, Class 1A1
5.50%, 7/25/33	583	519,916

		667,029

Non-Agency Floating Rate - 0.4%
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
4.053%, 9/25/45 (a)	118	91,279
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
2.673%, 8/25/47 (a)	197	140,912
MLCC Mortgage Investors, Inc.
Series 2004-A, Class A1
2.713%, 4/25/29 (a)	223	206,147

		438,338

Agency Floating Rate - 0.3%
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2006-72, Class A1
2.688%, 3/25/36 (a)	357	333,819

Total CMOs (cost $1,638,909)		1,439,186

SHORT-TERM INVESTMENTS - 13.8%
Agency Discount Notes - 10.1%
Federal Home Loan Bank Discount Notes
Zero Coupon, 7/01/08	10,800	10,800,000

Commercial Paper - 3.7%
AIG Funding, Inc.
2.41%, 7/14/08	2,000	1,998,259
San Paolo IMI US Financial Co.
2.40%, 7/14/08	2,000	1,998,267

		3,996,526

Total Short-Term Investments (cost $14,796,526)		14,796,526

Total Investments - 108.0% (cost $115,577,546)		116,056,320
Other assets less liabilities - (8.0)%		(8,547,030)

Net Assets - 100.0%		$107,509,290

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2008.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate market value of these securities amounted to $802,988 or 0.7% of net assets.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of June 30, 2008, the fund’s total exposure to subprime investments was 0.45%. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Sanford C. Bernstein Fund, Inc.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marilyn Fedak
Marilyn Fedak
President

Date:	August 20, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2008